FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583
                                   ---------

       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
       ----------------------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

CONTENTS

Franklin Flex Cap Growth Securities Fund ..................................    3
Franklin Global Communications Securities Fund ............................    7
Franklin Growth and Income Securities Fund ................................   10
Franklin High Income Fund .................................................   14
Franklin Income Securities Fund ...........................................   20
Franklin Large Cap Growth Securities Fund .................................   28
Franklin Large Cap Value Securities Fund ..................................   32
Franklin Money Market Fund ................................................   34
Franklin Real Estate Fund .................................................   35
Franklin Rising Dividends Securities Fund .................................   38
Franklin Small Cap Value Securities Fund ..................................   40
Franklin Small-Mid Cap Growth Securities Fund .............................   44
Franklin Strategic Income Securities Fund .................................   49
Franklin U.S. Government Fund .............................................   62
Franklin Zero Coupon Fund - 2005 ..........................................   65
Franklin Zero Coupon Fund - 2010 ..........................................   66
Mutual Discovery Securities Fund ..........................................   68
Mutual Shares Securities Fund .............................................   79
Templeton Developing Markets Securities Fund ..............................   89
Templeton Foreign Securities Fund .........................................   95
Templeton Global Asset Allocation Fund ....................................  100
Templeton Global Income Securities Fund ...................................  107
Templeton Growth Securities Fund ..........................................  112
Notes to Statements of Investments ........................................  119

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

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

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------

       COMMERCIAL SERVICES 2.0%
       Moody's Corp. ...........................................................        4,000   $    204,320
       Robert Half International Inc. ..........................................        3,600        128,124
                                                                                                ------------
                                                                                                     332,444
                                                                                                ------------
       COMMUNICATIONS 1.5%
       America Movil SA de CV, L, ADR (Mexico) .................................        4,500        118,440
    (a)NII Holdings Inc., B ....................................................        1,600        135,120
                                                                                                ------------
                                                                                                     253,560
                                                                                                ------------
       CONSUMER DURABLES 2.5%
    (a)Activision Inc. .........................................................        6,000        122,700
    (a)Electronic Arts Inc. ....................................................        2,500        142,225
       Harman International Industries Inc. ....................................        1,500        153,405
                                                                                                ------------
                                                                                                     418,330
                                                                                                ------------
       CONSUMER NON-DURABLES 1.8%
       PepsiCo Inc. ............................................................        2,500        141,775
       Procter & Gamble Co. ....................................................        2,500        148,650
                                                                                                ------------
                                                                                                     290,425
                                                                                                ------------
       CONSUMER SERVICES 4.2%
    (a)Apollo Group Inc., A ....................................................        1,800        119,502
    (a)eBay Inc. ...............................................................        3,900        160,680
    (a)Entravision Communications Corp. ........................................        6,600         51,942
    (a)Global Cash Access LLC ..................................................          800         11,280
       Hilton Hotels Corp. .....................................................        4,000         89,280
    (a)Pixar ...................................................................        2,500        111,275
    (a)XM Satellite Radio Holdings Inc., A .....................................        4,000        143,640
                                                                                                ------------
                                                                                                     687,599
                                                                                                ------------
       DISTRIBUTION SERVICES 0.5%
       SYSCO Corp. .............................................................        2,500         78,425
                                                                                                ------------
       ELECTRONIC TECHNOLOGY 16.1%
    (a)Advanced Analogic Technologies Inc. .....................................        1,600         17,904
    (a)Altera Corp. ............................................................        8,000        152,880
    (a)Apple Computer Inc. .....................................................        4,200        225,162
    (a)Cisco Systems Inc. ......................................................        6,700        120,131
    (a)Dell Inc. ...............................................................        5,000        171,000
       Intel Corp. .............................................................        6,100        150,365
       KLA-Tencor Corp. ........................................................        2,000         97,520
       L-3 Communications Holdings Inc. ........................................        3,000        237,210
    (a)Lam Research Corp. ......................................................        4,800        146,256
       Linear Technology Corp. .................................................        3,500        131,565
    (a)Marvell Technology Group Ltd.(Bermuda) ..................................        5,000        230,550
       Microchip Technology Inc. ...............................................        3,000         90,360
    (a)Microsemi Corp. .........................................................        4,000        102,160


                                         Quarterly Statements of Investments | 3

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
       QUALCOMM Inc. ...........................................................        5,000   $    223,750
       Rockwell Automation Inc. ................................................        4,500        238,050
       Rockwell Collins Inc. ...................................................        4,500        217,440
    (a)Varian Inc. .............................................................          100          3,432
    (a)Varian Semiconductor Equipment Associates Inc. ..........................        1,500         63,555
    (a)Vitesse Semiconductor Corp. .............................................       23,000         43,240
                                                                                                ------------
                                                                                                   2,662,530
                                                                                                ------------
       ENERGY MINERALS 4.6%
       Apache Corp. ............................................................        4,000        300,880
       ExxonMobil Corp. ........................................................        3,100        196,974
       Peabody Energy Corp. ....................................................        3,100        261,485
                                                                                                ------------
                                                                                                     759,339
                                                                                                ------------
       FINANCE 10.7%
       Alexandria Real Estate Equities Inc. ....................................        2,000        165,380
       Calamos Asset Management Inc., A ........................................        3,200         78,976
    (a)CapitalSource Inc. ......................................................        7,500        163,500
       City National Corp. .....................................................        2,600        182,234
       Countrywide Financial Corp. .............................................        3,000         98,940
    (a)E*TRADE Financial Corp. .................................................       12,000        211,200
       Golden West Financial Corp. .............................................        2,200        130,658
       Investors Financial Services Corp. ......................................        1,700         55,930
       National Financial Partners Corp. .......................................        3,000        135,420
       Nuveen Investments Inc. .................................................        4,000        157,560
       PMI Group Inc. ..........................................................        1,500         59,805
       ProLogis ................................................................        1,134         50,227
       UCBH Holdings Inc. ......................................................        6,000        109,920
       Wells Fargo & Co. .......................................................        3,000        175,710
                                                                                                ------------
                                                                                                   1,775,460
                                                                                                ------------
       HEALTH SERVICES 7.7%
    (a)Community Health Systems Inc. ...........................................        6,500        252,265
    (a)Express Scripts Inc. ....................................................        3,500        217,700
       Quest Diagnostics Inc. ..................................................        2,500        126,350
    (a)Stericycle Inc. .........................................................        3,100        177,165
    (a)VCA Antech Inc. .........................................................       12,000        306,240
    (a)Wellpoint Inc. ..........................................................        2,500        189,550
                                                                                                ------------
                                                                                                   1,269,270
                                                                                                ------------
       HEALTH TECHNOLOGY 15.7%
    (a)Amgen Inc. ..............................................................        5,500        438,185
       Beckman Coulter Inc. ....................................................        1,200         64,776
       Biomet Inc. .............................................................        3,500        121,485


4 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH TECHNOLOGY (CONT.)
       Cooper Cos. Inc. ........................................................        2,000   $    153,220
    (a)Gen-Probe Inc. ..........................................................        1,500         74,175
    (a)Genentech Inc. ..........................................................        1,500        126,315
    (a)Gilead Sciences Inc. ....................................................        3,500        170,660
    (a)Invitrogen Corp. ........................................................        2,500        188,075
       Johnson & Johnson .......................................................        4,000        253,120
    (a)Kinetic Concepts Inc. ...................................................        2,300        130,640
    (a)Nuvelo Inc. .............................................................        3,700         35,520
    (a)ResMed Inc. .............................................................        5,000        199,125
    (a)St. Jude Medical Inc. ...................................................        4,700        219,960
    (a)Varian Medical Systems Inc. .............................................        6,000        237,060
    (a)Zimmer Holdings Inc. ....................................................        2,700        186,003
                                                                                                ------------
                                                                                                   2,598,319
                                                                                                ------------
       INDUSTRIAL SERVICES 3.7%
    (a)Cal Dive International Inc. .............................................        3,300        209,253
    (a)Dresser-Rand Group Inc. .................................................        5,000        123,150
    (a)Jacobs Engineering Group Inc. ...........................................        2,100        141,540
       Smith International Inc. ................................................        4,300        143,233
                                                                                                ------------
                                                                                                     617,176
                                                                                                ------------
       PROCESS INDUSTRIES 3.6%
       Bunge Ltd. ..............................................................        2,400        126,288
       Ecolab Inc. .............................................................        3,000         95,790
    (a)Headwaters Inc. .........................................................        5,500        205,700
       Praxair Inc. ............................................................        3,500        167,755
                                                                                                ------------
                                                                                                     595,533
                                                                                                ------------
       RETAIL TRADE 3.0%
       Big 5 Sporting Goods Corp. ..............................................        1,700         40,562
    (a)Chico's FAS Inc. ........................................................        3,500        128,800
       Lowe's Cos. Inc. ........................................................        1,200         77,280
    (a)Pacific Sunwear of California Inc. ......................................        3,500         75,040
       Walgreen Co. ............................................................        4,000        173,800
                                                                                                ------------
                                                                                                     495,482
                                                                                                ------------
       TECHNOLOGY SERVICES 9.2%
       Adobe Systems Inc. ......................................................        2,000         59,700
       Autodesk Inc. ...........................................................        4,000        185,760
    (a)Cognizant Technology Solutions Corp., A .................................        3,800        177,042
    (a)Cognos Inc.(Canada) .....................................................        2,200         85,646
       Fair Isaac Corp. ........................................................        3,000        134,400
       First Data Corp. ........................................................        2,400         96,000
    (a)Google Inc., A ..........................................................          800        253,168


                                         Quarterly Statements of Investments | 5

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TECHNOLOGY SERVICES (CONT.)
       Infosys Technologies Ltd., ADR (India) ..................................        2,000   $    148,560
       Microsoft Corp. .........................................................        3,500         90,055
       Paychex Inc. ............................................................        3,000        111,240
    (a)Yahoo! Inc. .............................................................        5,500        186,120
                                                                                                ------------
                                                                                                   1,527,691
                                                                                                ------------
       TRANSPORTATION 1.6%
       Expeditors International of Washington Inc. .............................        4,500        255,510
                                                                                                ------------
       UTILITIES 0.3%
       American States Water Co. ...............................................        1,500         50,190
                                                                                                ------------
       TOTAL COMMON STOCKS (COST $14,115,165) ..................................                  14,667,283
                                                                                                ------------
       SHORT TERM INVESTMENT (COST $1,828,446) 11.1%
       MONEY FUND 11.1%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........    1,828,446      1,828,446
                                                                                                ------------
       TOTAL INVESTMENTS (COST $15,943,611) 99.8% ..............................                  16,495,729
       OTHER ASSETS, LESS LIABILITIES 0.2% .....................................                      38,636
                                                                                                ------------
       NET ASSETS 100.0% .......................................................                $ 16,534,365
                                                                                                ============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's Investment Manager.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY            SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 97.7%
       ADVERTISING/MARKETING SERVICES 4.3%
    (a)Focus Media Holding Ltd., ADR ...........................................       China               107,800   $   2,882,572
    (a)Getty Images Inc. .......................................................   United States            32,300       2,779,092
    (a)Lamar Advertising Co., A ................................................   United States            29,300       1,329,048
                                                                                                                     -------------
                                                                                                                         6,990,712
                                                                                                                     -------------

       BROADCASTING 8.0%
    (a)Central European Media Enterprises Ltd., A ..............................      Bermuda               50,400       2,661,624
    (a)Entravision Communications Corp. ........................................   United States           102,600         807,462
       Grupo Televisa SA, ADR ..................................................       Mexico               48,900       3,506,619
    (a)Sirius Satellite Radio Inc. .............................................   United States           215,100       1,408,905
    (a)Univision Communications Inc., A ........................................   United States            87,800       2,329,334
    (a)XM Satellite Radio Holdings Inc., A .....................................   United States            63,600       2,283,876
                                                                                                                     -------------
                                                                                                                        12,997,820
                                                                                                                     -------------

       CABLE/SATELLITE TELEVISION 1.0%
       Naspers Ltd., N .........................................................    South Africa            97,100       1,586,399
                                                                                                                     -------------

       COMPUTER PERIPHERALS 3.6%
    (a)Network Appliance Inc. ..................................................   United States           243,000       5,768,820
                                                                                                                     -------------

       COMPUTER PROCESSING HARDWARE 1.8%
    (a)Apple Computer Inc. .....................................................   United States            53,400       2,862,774
                                                                                                                     -------------

       DATA PROCESSING SERVICES 2.3%
    (a)Neustar Inc., A .........................................................   United States           114,600       3,666,054
                                                                                                                     -------------

       INTERNET SOFTWARE/SERVICES 5.8%
    (a)Google Inc., A ..........................................................   United States            19,200       6,076,032
    (a)Yahoo! Inc. .............................................................   United States            99,400       3,363,696
                                                                                                                     -------------
                                                                                                                         9,439,728
                                                                                                                     -------------
       MAJOR TELECOMMUNICATIONS 15.1%
       Alltel Corp. ............................................................   United States            92,700       6,035,697
       BellSouth Corp. .........................................................   United States            91,000       2,393,300
       PT Telekomunikasi Indonesia, B ..........................................     Indonesia           3,977,100       2,065,775
       SBC Communications Inc. .................................................   United States            63,800       1,529,286
       Sprint Nextel Corp. .....................................................   United States           179,077       4,258,451
       Telecom Corp. of New Zealand Ltd. .......................................    New Zealand            665,447       2,771,142
       Telus Corp. .............................................................      Canada               131,700       5,365,458
                                                                                                                     -------------
                                                                                                                        24,419,109
                                                                                                                     -------------

       MEDIA CONGLOMERATES 3.6%
       Viacom Inc., B ..........................................................   United States           111,000       3,664,110
       The Walt Disney Co. .....................................................   United States            91,300       2,203,069
                                                                                                                     -------------
                                                                                                                         5,867,179
                                                                                                                     -------------


                                         Quarterly Statements of Investments | 7

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY            SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MOVIES/ENTERTAINMENT 3.3%
    (a)Outdoor Channel Holdings Inc. ...........................................   United States            90,800   $   1,340,208
    (a)Pixar ...................................................................   United States            89,800       3,996,998
                                                                                                                     -------------
                                                                                                                         5,337,206
                                                                                                                     -------------

       PACKAGED SOFTWARE 1.9%
       Autodesk Inc. ...........................................................   United States            64,400       2,990,736
                                                                                                                     -------------

       SEMICONDUCTORS 2.6%
    (a)Broadcom Corp., A .......................................................   United States            54,100       2,537,831
    (a)Marvell Technology Group Ltd. ...........................................      Bermuda               36,100       1,664,571
                                                                                                                     -------------
                                                                                                                         4,202,402
                                                                                                                     -------------

       SPECIALTY TELECOMMUNICATIONS 9.5%
    (a)American Tower Corp., A .................................................   United States           378,202       9,436,140
       Citizens Communications Co. .............................................   United States            57,800         783,190
    (a)Crown Castle International Corp. ........................................   United States           117,890       2,903,631
       Orascom Telecom, GDR ....................................................       Egypt                16,800         789,768
    (a)Time Warner Telecom Inc., A .............................................   United States           181,500       1,415,700
                                                                                                                     -------------
                                                                                                                        15,328,429
                                                                                                                     -------------
       TELECOMMUNICATIONS EQUIPMENT 12.5%
    (a)Comverse Technology Inc. ................................................   United States            62,100       1,631,367
    (a)Corning Inc. ............................................................   United States           125,900       2,433,647
       Harris Corp. ............................................................   United States            65,000       2,717,000
       Nokia Corp., ADR ........................................................      Finland              299,600       5,066,236
       QUALCOMM Inc. ...........................................................   United States           160,100       7,164,475
    (a)Research in Motion Ltd. .................................................       Canada               16,700       1,142,280
                                                                                                                     -------------
                                                                                                                        20,155,005
                                                                                                                     -------------

       WIRELESS COMMUNICATIONS 22.4%
       America Movil SA de CV, L, ADR ..........................................       Mexico              441,800      11,628,176
    (a)Europolitan Holdings AB .................................................       Sweden              273,500       1,747,570
    (a)Far EasTone Telecommunications Co. Ltd. .................................       Taiwan              617,000         699,077
    (a)Nextel Partners Inc., A .................................................   United States            31,200         783,120
    (a)NII Holdings Inc., B ....................................................   United States            84,100       7,102,245
       PT Indosat Tbk, ADR .....................................................     Indonesia              30,700         767,500
       Rogers Communications Inc., B ...........................................       Canada              182,700       7,196,653
    (a)SBA Communications Corp. ................................................   United States           209,400       3,235,230
    (a)UbiquiTel Inc. ..........................................................   United States           184,300       1,610,782
       Vodafone Group PLC, ADR .................................................  United Kingdom            56,900       1,477,693
                                                                                                                     -------------
                                                                                                                        36,248,046
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $121,401,474) .................................                                       157,860,419
                                                                                                                     -------------


8 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY      PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $3,938,405) 2.4%
       REPURCHASE AGREEMENT 2.4%
    (b)Joint Repurchase Agreement, 3.668%, 10/03/05
        (Maturity Value $3,939,609) ............................................   United States        $3,938,405   $   3,938,405
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $370,205)
         Banc of America Securities LLC (Maturity Value $370,205)
         Barclays Capital Inc. (Maturity Value $370,205)
         Bear, Stearns & Co. Inc. (Maturity Value $235,076)
         BNP Paribas Securities Corp. (Maturity Value $370,205)
         Deutsche Bank Securities Inc. (Maturity Value $176,337)
         Goldman, Sachs & Co. (Maturity Value $370,205)
         Greenwich Capital Markets Inc. (Maturity Value $223,297)
         Lehman Brothers Inc. (Maturity Value $331,479)
         Merrill Lynch Government Securities Inc. (Maturity Value $370,205)
         Morgan Stanley & Co. Inc. (Maturity Value $370,205)
         UBS Securities LLC (Maturity Value $381,985)
          Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
           2/15/06 - 8/16/10; (c)U.S. Government Agency Discount Notes,
           10/07/05 - 9/22/08; and U.S. Treasury Notes, 2.50 - 6.875%,
           5/15/06 - 7/15/10
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $125,339,879) 100.1% ............................                                       161,798,824
       OTHER ASSETS, LESS LIABILITIES (0.1)% ...................................                                          (124,495)
                                                                                                                     -------------
       NET ASSETS 100.0% .......................................................                                     $ 161,674,329
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY      SHARES/CONTRACTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OPTIONS 95.6%
       COMMERCIAL SERVICES 2.3%
       Dex Media Inc. ..........................................................   United States           151,300   $   4,204,627
       R.R. Donnelley & Sons Co. ...............................................   United States           341,900      12,674,233
                                                                                                                     -------------
                                                                                                                        16,878,860
                                                                                                                     -------------

       COMMUNICATIONS 4.8%
       Alltel Corp. ............................................................   United States           131,100       8,535,921
       BellSouth Corp. .........................................................   United States           385,800      10,146,540
       SBC Communications Inc. .................................................   United States           447,472      10,725,905
       Sprint Nextel Corp. .....................................................   United States           238,300       5,666,774
                                                                                                                     -------------
                                                                                                                        35,075,140
                                                                                                                     -------------

       CONSUMER NON-DURABLES 8.1%
    (a)Altria Group Inc. .......................................................   United States           245,000      18,058,950
    (b)Altria Group Inc., Dec. 60 Puts, 12/17/05 ...............................   United States             2,418         132,990
       British American Tobacco PLC ............................................   United Kingdom          325,400       6,833,916
       Coca-Cola Co. ...........................................................   United States           269,900      11,656,981
       Diageo PLC, ADR .........................................................   United Kingdom           95,900       5,563,159
       General Mills Inc. ......................................................   United States           158,400       7,634,880
       Unilever NV, N.Y. shs. ..................................................    Netherlands            134,400       9,602,880
                                                                                                                     -------------
                                                                                                                        59,483,756
                                                                                                                     -------------

       CONSUMER SERVICES 2.3%
       Clear Channel Communications Inc. .......................................   United States           216,000       7,104,240
       Dow Jones & Co. Inc. ....................................................   United States            96,300       3,677,697
       Viacom Inc., B ..........................................................   United States           191,100       6,308,211
                                                                                                                     -------------
                                                                                                                        17,090,148
                                                                                                                     -------------

       ELECTRONIC TECHNOLOGY 6.2%
       Embraer-Empresa Brasileira de Aeronautica SA,ADR ........................       Brazil              241,600       9,325,760
       Hewlett-Packard Co. .....................................................   United States           298,200       8,707,440
       Nokia Corp., ADR ........................................................      Finland              487,800       8,248,698
       Raytheon Co. ............................................................   United States           339,700      12,915,394
       Rockwell Automation Inc. ................................................   United States           114,900       6,078,210
                                                                                                                     -------------
                                                                                                                        45,275,502
                                                                                                                     -------------

       ENERGY MINERALS 13.8%
       BP PLC, ADR .............................................................   United Kingdom          125,600       8,898,760
       Chevron Corp. ...........................................................   United States           421,116      27,258,839
       ConocoPhillips ..........................................................   United States           105,000       7,340,550
       ExxonMobil Corp. ........................................................   United States           637,944      40,534,962
       Royal Dutch Shell PLC, B, ADR ...........................................   United Kingdom          248,169      17,091,399
                                                                                                                     -------------
                                                                                                                       101,124,510
                                                                                                                     -------------

       FINANCE 25.5%
       American International Group Inc. .......................................   United States            91,700       5,681,732
       Arthur J. Gallagher & Co. ...............................................   United States           275,900       7,948,679


10 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY      SHARES/CONTRACTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OPTIONS (CONT.)
       FINANCE (CONT.)
       Bank of America Corp. ...................................................   United States           676,812   $  28,493,785
       Citigroup Inc. ..........................................................   United States           698,200      31,782,064
       Fannie Mae ..............................................................   United States           177,900       7,973,478
       Freddie Mac .............................................................   United States            59,900       3,381,954
       JPMorgan Chase & Co. ....................................................   United States           438,870      14,890,859
       MBNA Corp. ..............................................................   United States           141,800       3,493,952
       Montpelier Re Holdings Ltd. .............................................      Bermuda              297,800       7,400,330
       Morgan Stanley ..........................................................   United States           227,200      12,255,168
       Old Republic International Corp. ........................................   United States           264,500       7,054,215
       St. Paul Travelers Cos. Inc. ............................................   United States           238,500      10,701,495
       U.S. Bancorp ............................................................   United States           407,500      11,442,600
       Wachovia Corp. ..........................................................   United States           280,300      13,339,477
       Washington Mutual Inc. ..................................................   United States           262,800      10,307,016
       Wells Fargo & Co. .......................................................   United States           184,500      10,806,165
                                                                                                                     -------------
                                                                                                                       186,952,969
                                                                                                                     -------------

       HEALTH TECHNOLOGY 8.4%
       Bristol-Myers Squibb Co. ................................................   United States           290,800       6,996,648
       Eli Lilly & Co. .........................................................   United States           100,800       5,394,816
       GlaxoSmithKline PLC, ADR ................................................   United Kingdom          197,400      10,122,672
       Hillenbrand Industries Inc. .............................................   United States            69,500       3,269,975
       Merck & Co. Inc. ........................................................   United States           465,100      12,655,371
       Pall Corp. ..............................................................   United States           161,900       4,452,250
       Pfizer Inc. .............................................................   United States           649,300      16,213,021
       Wyeth ...................................................................   United States            64,600       2,989,042
                                                                                                                     -------------
                                                                                                                        62,093,795
                                                                                                                     -------------

       INDUSTRIAL SERVICES 1.0%
       Waste Management Inc. ...................................................   United States           250,300       7,161,083
                                                                                                                     -------------

       NON-ENERGY MINERALS 1.0%
       Alcoa Inc. ..............................................................   United States           307,900       7,518,918
                                                                                                                     -------------

       PROCESS INDUSTRIES 2.3%
       Cabot Corp. .............................................................   United States           125,100       4,129,551
       Dow Chemical Co. ........................................................   United States           305,900      12,746,853
                                                                                                                     -------------
                                                                                                                        16,876,404
                                                                                                                     -------------

       PRODUCER MANUFACTURING 8.3%
       3M Co. ..................................................................   United States           168,800      12,383,167
       Autoliv Inc. ............................................................       Sweden              124,800       5,428,800
       General Electric Co. ....................................................   United States           633,000      21,313,110
       Honeywell International Inc. ............................................   United States           281,900      10,571,250
       PACCAR Inc. .............................................................   United States            40,600       2,756,334
       Pitney Bowes Inc. .......................................................   United States           204,400       8,531,656
                                                                                                                     -------------
                                                                                                                        60,984,317
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 11

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY      SHARES/CONTRACTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OPTIONS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 0.9%
       iStar Financial Inc. ....................................................    United States          159,600   $   6,452,628
                                                                                                                     -------------

       RETAIL TRADE 0.9%
       Wal-Mart Stores Inc. ....................................................    United States          154,300       6,761,426
                                                                                                                     -------------

       TECHNOLOGY SERVICES 2.3%
       Automatic Data Processing Inc. ..........................................    United States          130,700       5,625,328
       Microsoft Corp. .........................................................    United States          442,400      11,382,952
                                                                                                                     -------------
                                                                                                                        17,008,280
                                                                                                                     -------------

       TRANSPORTATION 0.9%
       United Parcel Service Inc., B ...........................................    United States           95,000       6,567,350
                                                                                                                     -------------

       UTILITIES 6.6%
       American Electric Power Co. Inc. ........................................    United States          203,100       8,063,070
       Dominion Resources Inc. .................................................    United States          101,500       8,743,210
       FirstEnergy Corp. .......................................................    United States          155,700       8,115,084
       NiSource Inc. ...........................................................    United States          484,600      11,751,550
       Scottish Power PLC ......................................................   United Kingdom          729,500       7,351,600
       Xcel Energy Inc. ........................................................    United States          238,300       4,673,063
                                                                                                                     -------------
                                                                                                                        48,697,577
                                                                                                                     -------------
       TOTAL COMMON STOCKS AND OPTIONS (COST $583,324,289) .....................                                       702,002,663
                                                                                                                     -------------

       CONVERTIBLE PREFERRED STOCKS 2.5%
       ENERGY MINERALS 1.1%
       Chesapeake Energy Corp., 5.00%, cvt. pfd. ...............................    United States           48,900       8,044,050
                                                                                                                     -------------

       HEALTH TECHNOLOGY 0.8%
       Schering-Plough Corp., 6.00%, cvt. pfd. .................................    United States          107,600       5,835,148
                                                                                                                     -------------

       NON-ENERGY MINERALS 0.6%
       Freeport-McMoRan Copper & Gold Inc., 5.50%, cvt. pfd. ...................    United States            3,900       4,317,300
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $16,372,229) ...................                                        18,196,498
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $599,696,518) .........................                                       720,199,161
                                                                                                                     -------------


12 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY      PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $6,588,356) 0.9%
       REPURCHASE AGREEMENT 0.9%
    (c)Joint Repurchase Agreement, 3.668%, 10/03/05
        (Maturity Value $6,590,369) ............................................   United States        $6,588,356   $   6,588,356
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $619,297)
          Banc of America Securities LLC (Maturity Value $619,297)
          Barclays Capital Inc. (Maturity Value $619,297)
          Bear, Stearns & Co. Inc. (Maturity Value $393,247)
          BNP Paribas Securities Corp. (Maturity Value $619,297)
          Deutsche Bank Securities Inc. (Maturity Value $294,985)
          Goldman, Sachs & Co. (Maturity Value $619,297)
          Greenwich Capital Markets Inc. (Maturity Value $373,542)
          Lehman Brothers Inc. (Maturity Value $554,514)
          Merrill Lynch Government Securities Inc. (Maturity Value $619,297)
          Morgan Stanley & Co. Inc. (Maturity Value $619,297)
          UBS Securities LLC (Maturity Value $639,002)
           Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
            2/15/06 - 8/16/10; (d)U.S. Government Agency Discount Notes,
            10/07/05 - 9/22/08; and U.S. Treasury Notes, 2.50 - 6.875%,
            5/15/06 - 7/15/10
                                                                                                                     -------------

       TOTAL INVESTMENTS (COST $606,284,874) 99.0% .............................                                       726,787,517
       OPTIONS WRITTEN 0.0%(e) .................................................                                          (253,890)
       OTHER ASSETS, LESS LIABILITIES 1.0% .....................................                                         7,730,758
                                                                                                                     -------------
       NET ASSETS 100.0% .......................................................                                     $ 734,264,385
                                                                                                                     =============

                                                                                                      ----------
                                                                                                       CONTRACTS
                                                                                                      ----------
OPTIONS WRITTEN (PREMIUMS RECEIVED $178,932) 0.0%(e)
CALL OPTIONS 0.0%(e)
CONSUMER NON-DURABLES 0.0%(e)
Altria Group Inc., Dec. 80 Calls, 12/17/05 .....................................   United States             2,418   $     253,890

See Selected Portfolio Abbreviations on page 118.

(a) A portion or all of the security is held in connection with open option contracts.

(b)   Non-income producing.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(e)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                 COUNTRY       PRINCIPAL AMOUNT(b)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
       BONDS 97.6%
       COMMERCIAL SERVICES 3.1%
       Corrections Corp. of America, senior note, 7.50%, 5/01/11 ..........    United States     $    2,000,000     $   2,072,500
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn.
         to 5/17/07, 10.67% thereafter, 5/15/13 ...........................    United States          3,000,000         2,235,000
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13 ..................................................    United States          2,000,000         2,100,000
       (a)144A, 6.625%, 8/15/15. ..........................................    United States            300,000           306,750
                                                                                                                    -------------
                                                                                                                        6,714,250
                                                                                                                    -------------
       COMMUNICATIONS 11.2%
       Dobson Cellular Systems Inc., senior secured note, 9.875%,
         11/01/12 .........................................................    United States          2,000,000         2,200,000
       Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 .................   United Kingdom          1,496,000         1,548,360
       Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
         10.375% thereafter, 11/15/12 .....................................   United Kingdom            600,000           495,000
    (a)Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ...........       Bermuda             2,200,000         2,224,750
       MCI Inc., senior note, 7.688%, 5/01/09 .............................    United States          2,500,000         2,600,000
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ..     Luxembourg            2,200,000         2,282,500
       Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ........    United States          2,000,000         2,142,914
       Qwest Communications International Inc., senior note,
            8.00%, 2/15/14 ................................................    United States          2,000,000         1,910,000
         (a)144A, 7.50%, 2/15/14 ..........................................    United States          2,000,000         1,910,000
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
         12/15/12 .........................................................        Canada             2,200,000         2,337,500
       Rural Cellular Corp., senior secured note, 8.25%, 3/15/12 ..........    United States          2,000,000         2,110,000
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .....    United States          2,500,000         2,543,750
                                                                                                                    -------------
                                                                                                                       24,304,774
                                                                                                                    -------------
       CONSUMER DURABLES 3.4%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 ......................    United States          2,000,000         2,168,874
       General Motors Acceptance Corp., 6.875%, 8/28/12 ...................    United States          2,000,000         1,792,284
       General Motors Corp., senior deb., 8.25%, 7/15/23 ..................    United States            500,000           391,250
       Simmons Co., senior sub. note, 7.875%, 1/15/14 .....................    United States            700,000           647,500
       William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .............    United States          2,500,000         2,381,250
                                                                                                                    -------------
                                                                                                                        7,381,158
                                                                                                                    -------------
       CONSUMER NON-DURABLES 3.5%
       Del Monte Corp., senior sub. note, 8.625%, 12/15/12 ................    United States          2,500,000         2,700,000
       Smithfield Foods Inc., senior note,
         7.00%, 8/01/11 ...................................................    United States            800,000           820,000
         7.75%, 5/15/13 ...................................................    United States          1,700,000         1,793,500
       Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ............    United States          2,500,000         2,262,500
                                                                                                                    -------------
                                                                                                                        7,576,000
                                                                                                                    -------------
       CONSUMER SERVICES 20.6%
    (c)Adelphia Communications Corp., senior note, 10.25%, 6/15/11 ........    United States          1,700,000         1,300,500
       Advanstar Communications Inc., senior secured note, 10.75%,
         8/15/10 ..........................................................    United States          2,000,000         2,245,000


14 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                  COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       AMC Entertainment Inc.,
          senior note, B, 8.625%, 8/15/12 .................................    United States     $    1,500,000      $   1,515,000
          senior sub. note, 9.875%, 2/01/12 ...............................    United States          1,200,000          1,161,000
       Boyd Gaming Corp., senior sub. note,
          7.75%, 12/15/12 .................................................    United States            300,000            316,875
          6.75%, 4/15/14 ..................................................    United States          1,700,000          1,714,875
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........    United States          2,800,000          2,730,000
       Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 ......    United States          2,000,000          2,185,000
    (c)Callahan NordRhein-Westfalen, senior note, 14.00%, 7/15/10 .........       Germany             2,750,000                 --
       CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ................       Canada              2,500,000          2,734,375
       Charter Communications Holdings II LLC, senior note, 10.25%,
         9/15/10 ..........................................................    United States          3,000,000          3,090,000
       Dex Media Inc., B, 8.00%, 11/15/13 .................................    United States            500,000            516,250
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............    United States          1,500,000          1,663,125
       DIRECTV Holdings LLC, senior note,
          8.375%, 3/15/13 .................................................    United States          1,685,000          1,847,181
       (a)144A, 6.375%, 6/15/15 ...........................................    United States          1,000,000            997,500
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..................    United States          2,000,000          1,992,500
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .............    United States          3,000,000          3,003,750
       Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................    United States          2,500,000          2,287,543
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .............    United States          2,415,000          2,300,287
    (a)MGM Mirage Inc., senior note, 144A, 6.625%, 7/15/15 ................    United States          1,500,000          1,490,625
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .....    United States          2,000,000          2,070,000
    (a)Radio One Inc., senior sub. note, 144A, 6.375%, 2/15/13 ............    United States          2,000,000          1,980,000
       Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ........    United States          1,200,000          1,251,000
    (a)San Pasqual Casino, 144A, 8.00%, 9/15/13 ...........................    United States          2,000,000          2,022,500
       Station Casinos Inc.,
          senior note, 6.00%, 4/01/12 .....................................    United States            300,000            301,125
          senior sub. note, 6.50%, 2/01/14 ................................    United States            300,000            301,500
          senior sub. note, 6.875%, 3/01/16 ...............................    United States          1,400,000          1,426,250
                                                                                                                     -------------
                                                                                                                        44,443,761
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 4.0%
       Argo-Tech Corp., senior note, 9.25%, 6/01/11 .......................    United States          1,700,000          1,810,500
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ...      Singapore            1,800,000          1,845,000
       L-3 Communications Corp., senior sub. note,
          5.875%, 1/15/15 .................................................    United States          2,000,000          1,945,000
       (a)144A, 6.375%, 10/15/15 ..........................................    United States            500,000            506,250
       Xerox Corp., senior note, 7.125%, 6/15/10 ..........................    United States          2,500,000          2,643,750
                                                                                                                     -------------
                                                                                                                         8,750,500
                                                                                                                     -------------
       ENERGY MINERALS 5.1%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...............    United States          2,500,000          2,462,500
    (a)Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 ...    United States          2,000,000          1,990,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ..............    United States          2,500,000          2,625,000


                                        Quarterly Statements of Investments | 15

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN HIGH INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT(b)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           ENERGY MINERALS (CONT.)
           Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ..   United States     $    2,500,000     $   2,643,750
        (a)Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 .......   United States          1,300,000         1,324,375
                                                                                                                       -------------
                                                                                                                          11,045,625
                                                                                                                       -------------
           HEALTH SERVICES 6.0%
           DaVita Inc., senior sub. note, 7.25%, 3/15/15 ......................   United States          2,700,000         2,750,625
           Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...........      Germany             2,500,000         2,601,250
           Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ...............   United States          3,000,000         2,857,500
           United Surgical Partners International Inc., senior sub. note,
             10.00%, 12/15/11 .................................................   United States          2,000,000         2,190,000
           Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14 .........................................................   United States          2,500,000         2,675,000
                                                                                                                       -------------
                                                                                                                          13,074,375
                                                                                                                       -------------
           INDUSTRIAL SERVICES 2.3%
           Allied Waste North America Inc., senior secured note,
              6.50%, 11/15/10 .................................................   United States          2,100,000         2,050,125
              B, 5.75%, 2/15/11 ...............................................   United States            900,000           843,750
           Hanover Equipment Trust 01, senior secured note, B, 8.75%,
             9/01/11 ..........................................................   United States          2,000,000         2,135,000
                                                                                                                       -------------
                                                                                                                           5,028,875
                                                                                                                       -------------
           NON-ENERGY MINERALS 2.0%
           Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..............   United States          1,676,000         1,947,177
        (a)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ....................      Canada              2,500,000         2,375,000
                                                                                                                       -------------
                                                                                                                           4,322,177
                                                                                                                       -------------
           PROCESS INDUSTRIES 11.4%
           Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 ............      Canada              2,500,000         2,468,750
           BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ......   United States          2,130,000         2,380,275
           Crown European Holdings SA, senior secured note, 10.875%, 3/01/13 ..      France              2,500,000         2,912,500
           Georgia-Pacific Corp., 8.125%, 5/15/11 .............................   United States          2,000,000         2,220,000
           Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ...............   United States          2,000,000         1,810,000
           JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..................      Ireland             2,500,000         2,137,500
           Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ........   United States          2,000,000         2,270,000
           Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................   United States          2,500,000         2,578,125
           Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ...................   United States          2,500,000         2,525,000
           Rhodia SA, senior note, 10.25%, 6/01/10 ............................      France              2,500,000         2,656,250
(d),(e),(g)Tjiwi Kimia Finance Mauritius, secured note, 144A,
              (f)FRN, 4.675%, 4/29/15 .........................................     Indonesia              296,174            90,718
              (f)FRN, 4.675%, 4/29/18 .........................................     Indonesia              762,312           233,496
                 zero cpn., 4/29/25 ...........................................     Indonesia              981,799           300,725
                                                                                                                       -------------
                                                                                                                          24,583,339
                                                                                                                       -------------


16 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                     COUNTRY      PRINCIPAL AMOUNT(b)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       PRODUCER MANUFACTURING 7.1%
       Case New Holland Inc., senior note, 9.25%, 8/01/11 .................       United States     $    2,700,000     $   2,868,750
    (a)Commercial Vehicle Group Inc., senior note, 144A, 8.00%, 7/01/13 ...       United States          2,300,000         2,323,000
       Fimep SA, senior note, 10.50%, 2/15/13 .............................          France              2,000,000         2,300,000
    (c)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ......       United States          1,912,374                --
    (a)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...................      United Kingdom          2,500,000         2,496,875
       Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ........       United States          1,450,000         1,377,500
    (a)Nell AF Sarl, senior note, 144A, 8.375%, 8/15/15 ...................        Luxembourg            1,000,000           982,500
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..................       United States          2,659,000         2,898,310
                                                                                                                       -------------
                                                                                                                          15,246,935
                                                                                                                       -------------
       REAL ESTATE DEVELOPMENT 0.9%
       Forest City Enterprises Inc., senior note,
         7.625%, 6/01/15 ..................................................       United States          1,700,000         1,810,500
         6.50%, 2/01/17 ...................................................       United States            300,000           298,500
                                                                                                                       -------------
                                                                                                                           2,109,000
                                                                                                                       -------------
       REAL ESTATE INVESTMENT TRUSTS 1.2%
       Host Marriott LP, senior note,
         7.00%, 8/15/12 ...................................................       United States          2,000,000         2,037,500
         6.375%, 3/15/15 ..................................................       United States            500,000           487,500
                                                                                                                       -------------
                                                                                                                           2,525,000
                                                                                                                       -------------
       RETAIL TRADE 2.3%
    (a)GSC Holdings Corp., 144A, 8.00%, 10/01/12 ..........................       United States          2,500,000         2,500,000
    (a)Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ................       United States          2,500,000         2,387,500
                                                                                                                       -------------
                                                                                                                           4,887,500
                                                                                                                       -------------
       TECHNOLOGY SERVICES 1.9%
    (a)SunGard Data Systems Inc.,
         senior note, 144A, 9.125%, 8/15/13 ...............................       United States            900,000           937,125
         senior sub. note, 144A, 10.25%, 8/15/15 ..........................       United States            900,000           915,750
       UGS Corp., senior sub. note, 10.00%, 6/01/12 .......................       United States          2,000,000         2,200,000
                                                                                                                       -------------
                                                                                                                           4,052,875
                                                                                                                       -------------
       TRANSPORTATION 0.9%
       Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ...       United States          2,000,000         1,845,000
                                                                                                                       -------------
       UTILITIES 10.7%
    (a)Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ..............       United States          3,000,000         3,390,000
       Aquila Inc., senior note, 14.875%, 7/01/12 .........................       United States          2,000,000         2,740,000
    (a)Calpine Corp., senior secured note, 144A,
         8.50%, 7/15/10 ...................................................       United States          2,200,000         1,578,500
         8.75%, 7/15/13 ...................................................       United States            800,000           568,000
    (a)Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 ..       United States          3,000,000         3,360,000
       El Paso Corp., senior note, 7.875%, 6/15/12 ........................       United States          2,000,000         2,080,000
       El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ...........       United States          2,500,000         2,611,935


                                        Quarterly Statements of Investments | 17

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN HIGH INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT(b)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           UTILITIES (CONT.)
           Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ........    United States    $    2,300,000     $   2,573,125
        (a)Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ...............    United States         1,700,000         1,738,250
           TXU Corp., 5.55%, 11/15/14 .........................................    United States         2,500,000         2,385,818
                                                                                                                       -------------
                                                                                                                          23,025,628
                                                                                                                       -------------
           TOTAL BONDS (COST $211,835,567) ....................................                                          210,916,772
                                                                                                                       -------------

                                                                                                    --------------
                                                                                                        SHARES
                                                                                                    --------------
           COMMON STOCKS 0.0%(h)
           COMMUNICATIONS 0.0%(h)
    (d),(g)International Wireless Communications Holdings Inc. ................    United States           377,088            28,282
                                                                                                                       -------------
           CONSUMER SERVICES 0.0%(h)
        (g)Jack in the Box Inc. ...............................................    United States               210             6,281
                                                                                                                       -------------
           PRODUCER MANUFACTURING 0.0%(h)
    (d),(g)Goss Holdings Inc., B ..............................................    United States            44,604                --
                                                                                                                       -------------
           TOTAL COMMON STOCKS (COST $843,676) ................................                                               34,563
                                                                                                                       -------------
           PREFERRED STOCK (COST $4,500,000) 0.0%(h)
           PROCESS INDUSTRIES 0.0%(h)
(c),(d),(e)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ................      Indonesia           4,500,000            50,850
                                                                                                                       -------------
           CONVERTIBLE PREFERRED STOCK (COST $246,000) 0.1%
           COMMUNICATIONS 0.1%
        (a)Dobson Communications Corp., 6.00%, cvt. pfd., 144A ................    United States             1,661           288,380
                                                                                                                       -------------
           TOTAL LONG TERM INVESTMENTS (COST $217,425,243) ....................                                          211,290,565
                                                                                                                       -------------


18 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $1,167,755) 0.6%
       REPURCHASE AGREEMENT 0.6%
    (i)Joint Repurchase Agreement, 3.668%, 10/03/05
        (Maturity Value $1,168,112) .............................................  United States    $    1,167,755    $   1,167,755
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $109,767)
          Banc of America Securities LLC (Maturity Value $109,767)
          Barclays Capital Inc. (Maturity Value $109,767)
          Bear, Stearns & Co. Inc. (Maturity Value $69,702)
          BNP Paribas Securities Corp. (Maturity Value $109,767)
          Deutsche Bank Securities Inc. (Maturity Value $52,285)
          Goldman, Sachs & Co. (Maturity Value $109,767)
          Greenwich Capital Markets Inc. (Maturity Value $66,210)
          Lehman Brothers Inc. (Maturity Value $98,285)
          Merrill Lynch Government Securities Inc. (Maturity Value $109,767)
          Morgan Stanley & Co. Inc. (Maturity Value $109,767)
          UBS Securities LLC (Maturity Value $113,261)
            Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
              2/15/06 - 8/16/10; (j)U.S. Government Agency Discount
              Notes, 10/07/05 - 9/22/08; and U.S. Treasury Notes,
              2.50 - 6.875%, 5/15/06 - 7/15/10
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $218,592,998) 98.3% ..............................                                     $ 212,458,320
       OTHER ASSETS, LESS LIABILITIES 1.7% ......................................                                         3,655,724
                                                                                                                      -------------
       NET ASSETS 100.0% ........................................................                                     $ 216,114,044
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 118.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $40,593,630, representing 18.78% of net assets.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   Defaulted security.

(d)   See Note 4 regarding restricted and illiquid securities.

(e) Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and Tjiwi Kimia Finance Mauritius in November 2006.

(f)   The coupon rate shown represents the rate at period end.

(g)   Non-income producing.

(h)   Rounds to less than 0.05% of net assets.

(i) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(j) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                COUNTRY             SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 39.4%
       COMMERCIAL SERVICES 0.4%
       Dex Media Inc. ..........................................   United States          400,000     $   11,116,000
                                                                                                      --------------
       COMMUNICATIONS 2.6%
       Alltel Corp. ............................................   United States          177,100         11,530,981
       AT&T Corp. ..............................................   United States          200,000          3,960,000
       BellSouth Corp. .........................................   United States        1,250,000         32,875,000
       SBC Communications Inc. .................................   United States          900,000         21,573,000
       Verizon Communications Inc. .............................   United States          400,000         13,076,000
                                                                                                      --------------
                                                                                                          83,014,981
                                                                                                      --------------
       CONSUMER NON-DURABLES 2.2%
       General Mills Inc. ......................................   United States        1,400,000         67,480,000
                                                                                                      --------------
       ELECTRIC UTILITIES 13.2%
       Alliant Energy Corp. ....................................   United States          400,000         11,652,000
       Ameren Corp. ............................................   United States          700,000         37,443,000
       American Electric Power Co. Inc. ........................   United States          600,000         23,820,000
       CenterPoint Energy Inc. .................................   United States          200,000          2,974,000
       Cinergy Corp. ...........................................   United States          700,000         31,087,000
       Consolidated Edison Inc. ................................   United States          200,000          9,710,000
       Dominion Resources Inc. .................................   United States          450,000         38,763,000
       DTE Energy Co. ..........................................   United States          260,000         11,923,600
       Duke Energy Corp. .......................................   United States          500,000         14,585,000
       Energy East Corp. .......................................   United States          300,000          7,557,000
       Entergy Corp. ...........................................   United States          250,000         18,580,000
       Exelon Corp. ............................................   United States          331,200         17,699,328
       FirstEnergy Corp. .......................................   United States          900,000         46,908,000
       Hawaiian Electric Industries Inc. .......................   United States          120,000          3,345,600
       Pepco Holdings Inc. .....................................   United States          300,000          6,981,000
       PG&E Corp. ..............................................   United States          500,000         19,625,000
       Pinnacle West Capital Corp. .............................   United States          200,000          8,816,000
       PPL Corp. ...............................................   United States          300,000          9,699,000
       Progress Energy Inc. ....................................   United States          350,000         15,662,500
       Public Service Enterprise Group Inc. ....................   United States          443,200         28,524,352
       Puget Energy Inc. .......................................   United States          350,000          8,218,000
       Southern Co. ............................................   United States          900,000         32,184,000
       TECO Energy Inc. ........................................   United States          200,000          3,604,000
       Xcel Energy Inc. ........................................   United States          260,000          5,098,600
                                                                                                      --------------
                                                                                                         414,459,980
                                                                                                      --------------
       ELECTRONIC TECHNOLOGY 0.1%
    (a)Solectron Corp. .........................................   United States          618,846          2,419,688
                                                                                                      --------------
       ENERGY MINERALS 3.4%
       BP PLC, ADR .............................................   United Kingdom         225,000         15,941,250
       Canadian Oil Sands Trust ................................      Canada              350,000         38,699,750
       Chevron Corp. ...........................................   United States          500,000         32,365,000
       Royal Dutch Shell PLC, A, ADR ...........................   United Kingdom         313,800         20,597,832
                                                                                                      --------------
                                                                                                         107,603,832
                                                                                                      --------------


20 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                COUNTRY             SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINANCE 5.3%
       Bank of America Corp. ...................................   United States        1,000,000     $   42,100,000
       Comerica Inc. ...........................................   United States          120,000          7,068,000
       Fifth Third Bancorp .....................................   United States          600,000         22,038,000
       Freddie Mac .............................................   United States          300,000         16,938,000
       JPMorgan Chase & Co. ....................................   United States          800,000         27,144,000
       Marsh & McLennan Cos. Inc. ..............................   United States          300,000          9,117,000
       MBNA Corp. ..............................................   United States        1,000,000         24,640,000
       Montpelier Re Holdings Ltd. .............................      Bermuda             660,000         16,401,000
                                                                                                      --------------
                                                                                                         165,446,000
                                                                                                      --------------
       GAS UTILITIES 2.4%
       Atmos Energy Corp. ......................................   United States          610,000         17,232,500
       KeySpan Corp. ...........................................   United States          300,000         11,034,000
       NiSource Inc. ...........................................   United States          700,000         16,975,000
       ONEOK Inc. ..............................................   United States          650,000         22,113,000
       Sempra Energy ...........................................   United States          200,000          9,412,000
                                                                                                      --------------
                                                                                                          76,766,500
                                                                                                      --------------
       HEALTH TECHNOLOGY 7.2%
       Bristol-Myers Squibb Co. ................................   United States        1,250,000         30,075,000
       Eli Lilly & Co. .........................................   United States          400,000         21,408,000
       Johnson & Johnson .......................................   United States          150,000          9,492,000
       Merck & Co. Inc. ........................................   United States        2,900,000         78,909,000
       Pfizer Inc. .............................................   United States        2,500,000         62,425,000
       Wyeth ...................................................   United States          534,322         24,723,079
                                                                                                      --------------
                                                                                                         227,032,079
                                                                                                      --------------
       NON-ENERGY MINERALS 0.5%
       AngloGold Ashanti Ltd., ADR .............................   South Africa           100,000          4,244,000
       Barrick Gold Corp. ......................................      Canada              200,000          5,810,000
       Southern Peru Copper Corp. ..............................   United States          127,700          7,146,092
                                                                                                      --------------
                                                                                                          17,200,092
                                                                                                      --------------
       PROCESS INDUSTRIES 1.0%
       Dow Chemical Co. ........................................   United States          200,000          8,334,000
       Lyondell Chemical Co. ...................................   United States          750,000         21,465,000
                                                                                                      --------------
                                                                                                          29,799,000
                                                                                                      --------------
       REAL ESTATE INVESTMENT TRUSTS 1.1%
       Developers Diversified Realty Corp. .....................   United States          325,000         15,177,500
       Glenborough Realty Trust Inc. ...........................   United States          750,000         14,400,000
       iStar Financial Inc. ....................................   United States          118,500          4,790,955
                                                                                                      --------------
                                                                                                          34,368,455
                                                                                                      --------------
       TOTAL COMMON STOCKS (COST $1,065,163,490) ...............                                       1,236,706,607
                                                                                                      --------------


                                        Quarterly Statements of Investments | 21

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCK (COST $7,620,962) 0.0%(b)
           PROCESS INDUSTRIES 0.0%(b)
(c),(d),(e)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .....................     Indonesia      10,073,000    $      113,825
                                                                                                                      --------------
           CONVERTIBLE PREFERRED STOCKS 10.8%
           CONSUMER DURABLES 1.2%
           Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................   United States     1,000,000        36,450,000
                                                                                                                      --------------
           ELECTRONIC TECHNOLOGY 0.7%
           Goldman Sachs Group into Applied Materials Inc., 7.35%, cvt. pfd. .......   United States       500,000         8,492,500
           Morgan Stanley into Intel Corp., 6.50%, cvt. pfd. .......................   United States       500,000        11,632,500
        (f)Morgan Stanley into Network Appliance Inc., 7.25%, cvt. pfd., 144A ......   United States       100,000         2,244,500
                                                                                                                      --------------
                                                                                                                          22,369,500
                                                                                                                      --------------
           ENERGY MINERALS 1.3%
        (f)Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .........................   United States       250,000        41,125,000
                                                                                                                      --------------
           FINANCE 2.5%
           Fannie Mae, 5.375%, cvt. pfd. ...........................................   United States           740        67,968,911
           Metlife Inc., 6.375%, cvt. pfd. .........................................   United States       400,000        11,300,000
                                                                                                                      --------------
                                                                                                                          79,268,911
                                                                                                                      --------------
           HEALTH TECHNOLOGY 0.9%
           Morgan Stanley into Biogen Idec Inc., 8.50%, cvt. pfd. ..................   United States       200,000         7,379,000
           Schering-Plough Corp., 6.00%, cvt. pfd. .................................   United States       400,000        21,692,000
                                                                                                                      --------------
                                                                                                                          29,071,000
                                                                                                                      --------------
           INDUSTRIAL SERVICES 2.0%
           Allied Waste Industries Inc., 6.25%, cvt. pfd. ..........................   United States       165,000         8,053,650
           Allied Waste Industries Inc., 6.25%, cvt. pfd., D .......................   United States       112,000        28,787,360
        (f)El Paso Corp., 4.99%, cvt. pfd., 144A ...................................   United States        20,000        24,629,280
                                                                                                                      --------------
                                                                                                                          61,470,290
                                                                                                                      --------------
           NON-ENERGY MINERALS 0.5%
           Freeport-McMoRan Copper & Gold Inc., 5.50%, cvt. pfd. ...................   United States         5,500         6,088,500
           Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd. .........   United States       400,000        10,244,000
                                                                                                                      --------------
                                                                                                                          16,332,500
                                                                                                                      --------------
           PROCESS INDUSTRIES 0.4%
           Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%, cvt. pfd. ..   United States       350,000        10,204,250
                                                                                                                      --------------
           PRODUCER MANUFACTURING 0.4%
           Goldman Sachs Group into Tyco International Ltd., 7.00%, cvt. pfd. ......   United States       440,000        12,417,240
                                                                                                                      --------------
           REAL ESTATE INVESTMENT TRUSTS 0.9%
           Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..........................   United States       300,000         7,389,000
           Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ......................   United States        77,014         1,934,592


22 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                COUNTRY           SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE PREFERRED STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS (CONT.)
       Host Marriott Corp., 6.75%, cvt. pfd. ...................   United States          175,500        $    9,696,375
       Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ..   United States          200,000            10,000,000
                                                                                                         --------------
                                                                                                             29,019,967
                                                                                                         --------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $320,724,954) ..                                            337,728,658
                                                                                                         --------------
                                                                                   -------------------
                                                                                   PRINCIPAL AMOUNT(g)
                                                                                   -------------------
       BONDS 30.7%
       ALTERNATIVE POWER GENERATION 5.2%
       Calpine Canada Energy Finance, senior note,
         8.50%, 5/01/08 ........................................      Canada        $  45,000,000            27,112,500
       Calpine Corp.,
           senior note, 8.625%, 8/15/10 ........................   United States       22,700,000            12,031,000
        (f)senior secured note, 144A, 8.50%, 7/15/10 ...........   United States       35,000,000            25,112,500
        (f)senior secured note, 144A, 8.75%, 7/15/13 ...........   United States       25,000,000            17,750,000
       Dynegy Holdings Inc.,
           senior note, 6.875%, 4/01/11 ........................   United States       25,000,000            24,562,500
           senior note, 8.75%, 2/15/12 .........................   United States       28,685,000            31,266,650
        (f)senior secured note, 144A, 10.125%, 7/15/13 .........   United States        8,000,000             8,960,000
       El Paso Corp., senior note, 7.75%, 1/15/32 ..............   United States       17,000,000            17,212,500
                                                                                                         --------------
                                                                                                            164,007,650
                                                                                                         --------------
       COMMUNICATIONS 2.6%
       Qwest Capital Funding,
           7.00%, 8/03/09 ......................................   United States       20,000,000            19,650,000
           7.25%, 2/15/11 ......................................   United States       28,000,000            26,810,000
    (f)Qwest Communications International Inc., senior note,
         144A, 7.50%, 2/15/14 ..................................   United States       20,000,000            19,100,000
       Qwest Corp., 6.875%, 9/15/33 ............................   United States        5,400,000             4,711,500
       Time Warner Telecom Holdings Inc., senior note, 9.25%,
         2/15/14 ...............................................   United States       11,000,000            11,192,500
                                                                                                         --------------
                                                                                                             81,464,000
                                                                                                         --------------
       CONSUMER DURABLES 6.5%
       Ford Motor Co., 7.45%, 7/16/31 ..........................   United States       30,000,000            23,550,000
       Ford Motor Credit Co.,
           7.875%, 6/15/10 .....................................   United States        5,000,000             4,870,225
           7.375%, 2/01/11 .....................................   United States       35,000,000            33,513,690
           7.00%, 10/01/13 .....................................   United States        8,000,000             7,429,864
       General Motors Acceptance Corp.,
           7.75%, 1/19/10 ......................................   United States       20,000,000            19,403,440
           6.875%, 9/15/11 .....................................   United States       60,000,000            54,641,160
           6.875%, 8/28/12 .....................................   United States       17,500,000            15,682,485
           6.75%, 12/01/14 .....................................   United States       30,000,000            26,137,830
           General Motors Corp., senior deb., 8.375%, 7/15/33 ..   United States       25,000,000            19,625,000
                                                                                                         --------------
                                                                                                            204,853,694
                                                                                                         --------------


                                        Quarterly Statements of Investments | 23

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                COUNTRY     PRINCIPAL AMOUNT(g)      VALUE
--------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES 3.3%
       Cablevision Systems Corp., senior note, B, 8.00%,
         4/15/12 ...............................................   United States    $  21,400,000     $   20,865,000
    (f)CCH I LLC,
           senior note, 144A, 9.92%, 4/01/14 ...................   United States        5,418,210          4,009,476
           senior secured note, 144A, 11.00%, 10/01/15 .........   United States       64,540,774         63,249,958
       CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ......   United States       10,000,000          9,875,000
       Six Flags Inc., senior note, 9.625%, 6/01/14 ............   United States        4,800,000          4,752,000
                                                                                                      --------------
                                                                                                         102,751,434
                                                                                                      --------------
       ELECTRIC UTILITIES 1.8%
       Aquila Inc., senior note, 14.875%, 7/01/12 ..............   United States       17,000,000         23,290,000
       TXU Corp.,
           5.55%, 11/15/14 .....................................   United States       20,000,000         19,086,540
           6.55%, 11/15/34 .....................................   United States       15,000,000         13,996,530
                                                                                                      --------------
                                                                                                          56,373,070
                                                                                                      --------------
       ELECTRONIC TECHNOLOGY 1.5%
    (f)L-3 Communications Corp., senior sub. note, 144A,
         6.375%, 10/15/15 ......................................   United States       28,000,000         28,350,000
       Lucent Technologies, 6.45%, 3/15/29 .....................   United States       10,400,000          9,152,000
       Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .....   United States       10,000,000          9,550,000
                                                                                                      --------------
                                                                                                          47,052,000
                                                                                                      --------------
       ENERGY MINERALS 0.2%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ....   United States        4,000,000          3,940,000
       Mission Resources Corp., senior note, 9.875%, 4/01/11 ...   United States        2,000,000          2,200,000
                                                                                                      --------------
                                                                                                           6,140,000
                                                                                                      --------------
       FINANCE 0.5%
    (f)E*TRADE Financial Corp., senior note, 144A, 7.375%,
         9/15/13 ...............................................   United States       15,400,000         15,631,000
                                                                                                      --------------
       HEALTH SERVICES 3.4%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...........   United States        6,500,000          6,621,875
       HCA Inc., 6.375%, 1/15/15 ...............................   United States        5,000,000          4,971,755
       HealthSouth Corp., senior note, 7.625%, 6/01/12 .........   United States       13,900,000         13,066,000
       Tenet Healthcare Corp., senior note,
           6.375%, 12/01/11 ....................................   United States       48,000,000         45,000,000
           6.50%, 6/01/12 ......................................   United States       10,000,000          9,375,000
           7.375%, 2/01/13 .....................................   United States       30,000,000         28,575,000
                                                                                                      --------------
                                                                                                         107,609,630
                                                                                                      --------------
       INDUSTRIAL SERVICES 2.6%
       Allied Waste North America Inc.,
           senior note, B, 7.375%, 4/15/14 .....................   United States       15,000,000         14,175,000
           senior secured note, 6.50%, 11/15/10 ................   United States        7,500,000          7,321,875
           senior secured note, 6.125%, 2/15/14 ................   United States       10,000,000          9,400,000
       El Paso Energy, senior note,
           6.75%, 5/15/09 ......................................   United States       23,000,000         22,885,000
           7.375%, 12/15/12 ....................................   United States        4,000,000          4,040,000


24 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                               COUNTRY     PRINCIPAL AMOUNT(g)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       INDUSTRIAL SERVICES (CONT.)
       El Paso Production Holdings, 7.75%, 6/01/13 ............................   United States    $  10,000,000     $   10,500,000
       Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ..............   United States       14,000,000         13,422,500
                                                                                                                     --------------
                                                                                                                         81,744,375
                                                                                                                     --------------
       NON-ENERGY MINERALS 0.2%
    (f)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........................       Canada           7,000,000          6,650,000
                                                                                                                     --------------
       PROCESS INDUSTRIES 0.9%
       Rhodia SA, senior note, 10.25%, 6/01/10 ................................       France          25,000,000         26,562,500
                                                                                                                     --------------
       PRODUCER MANUFACTURING 0.8%
       Case New Holland Inc., senior note, 6.00%, 6/01/09 .....................   United States       15,000,000         14,475,000
    (f)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .......................   United Kingdom       9,000,000          8,988,750
                                                                                                                     --------------
                                                                                                                         23,463,750
                                                                                                                     --------------
       REAL ESTATE INVESTMENT TRUSTS 0.5%
       Host Marriott LP, senior note, 7.125%, 11/01/13 ........................   United States        5,000,000          5,131,250
       MeriStar Hospitality Corp., 9.125%, 1/15/11 ............................   United States       10,000,000         10,650,000
                                                                                                                     --------------
                                                                                                                         15,781,250
                                                                                                                     --------------
       TECHNOLOGY SERVICES 0.6%
    (f)SunGard Data Systems Inc.,
           senior note, 144A, 9.125%, 8/15/13 .................................   United States        9,000,000          9,371,250
           senior sub. note, 144A, 10.25%, 8/15/15 ............................   United States        9,000,000          9,157,500
                                                                                                                     --------------
                                                                                                                         18,528,750
                                                                                                                     --------------
       TRANSPORTATION 0.1%
       American Airlines Inc., 9.71%, 1/02/07 .................................   United States        4,463,304          4,318,046
                                                                                                                     --------------
       TOTAL BONDS (COST $961,108,358) ........................................                                         962,931,149
                                                                                                                     --------------
       CONVERTIBLE BONDS 8.0%
       ALTERNATIVE POWER GENERATION 1.0%
       Calpine Corp., cvt., sub. note, 7.75%, 6/01/15 .........................   United States       35,000,000         29,820,000
                                                                                                                     --------------
       CONSUMER SERVICES 0.6%
       Six Flags Inc., cvt., 4.50%, 5/15/15 ...................................   United States       15,000,000         18,900,000
                                                                                                                     --------------
       ELECTRIC UTILITIES 0.4%
       CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ..................   United States       10,000,000         12,918,400
                                                                                                                     --------------
       ELECTRONIC TECHNOLOGY 3.5%
       Conexant Systems Inc., cvt., 4.25%, 5/01/06 ............................   United States       17,800,000         17,488,500
           sub. note, 4.00%, 2/01/07 ..........................................   United States       30,000,000         29,100,000
       GlobespanVirata Inc., sub. note, cvt., 5.25%, 5/15/06 ..................   United States       10,000,000          9,912,500
    (f)L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ...................   United States       20,000,000         20,563,200
       Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ...............       Canada          35,000,000         33,118,750
                                                                                                                     --------------
                                                                                                                        110,182,950
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 25

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                COUNTRY     PRINCIPAL AMOUNT(g)      VALUE
--------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE BONDS (CONT.)
       FINANCE 0.3%
       NCO Group Inc., cvt., sub. note, 4.75%, 4/15/06 .........   United States    $  10,000,000     $    9,987,500
                                                                                                      --------------
       HEALTH TECHNOLOGY 0.2%
       Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%,
         7/01/08 ...............................................   United States        8,000,000          7,300,000
                                                                                                      --------------
       REAL ESTATE INVESTMENT TRUSTS 1.6%
    (f)Host Marriott LP, cvt., senior deb., 144A, 3.25%,
         3/15/24 ...............................................   United States       10,000,000         11,012,500
       Meristar Hospitality Corp., cvt., sub. note, 9.50%,
         4/01/10 ...............................................   United States       29,500,000         38,350,000
                                                                                                      --------------
                                                                                                          49,362,500
                                                                                                      --------------
       TECHNOLOGY SERVICES 0.4%
    (f)BearingPoint Inc., cvt., senior sub. note, 144A,
         5.00%, 4/15/25 ........................................   United States       10,000,000         13,650,000
                                                                                                      --------------
       TOTAL CONVERTIBLE BONDS (COST $240,144,866) .............                                         252,121,350
                                                                                                      --------------
       ZERO COUPON/STEP-UP BONDS 3.1%
       ALTERNATIVE POWER GENERATION 0.4%
       Calpine Corp., cvt., senior note, 6.00% to 9/30/06,
         zero cpn. to 9/30/09, 6.00% thereafter, 9/30/14 .......   United States       18,100,000         11,448,250
                                                                                                      --------------
       COMMERCIAL SERVICES 1.1%
       Dex Media Inc.,
           senior disc. note, zero cpn. to 11/15/08, 9.00%
             thereafter, 11/15/13 ..............................   United States       14,500,000         11,491,250
           zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ...   United States       10,000,000          7,925,000
       JohnsonDiversey Holdings Inc., senior disc. note, zero
         cpn. to 5/17/07, 10.67% thereafter, 5/15/13 ...........   United States       19,500,000         14,527,500
                                                                                                      --------------
                                                                                                          33,943,750
                                                                                                      --------------
       CONSUMER SERVICES 0.7%
    (f)CCH I LLC, senior note, 144A, zero cpn. to 5/15/06,
         13.50% thereafter, 1/15/14 ............................   United States       28,000,000         23,240,000
                                                                                                      --------------
       FINANCE 0.8%
       Nalco Finance Holdings, senior note, zero cpn. to
         8/01/09, 9.00% thereafter, 2/01/14 ....................   United States       31,500,000         23,388,750
                                                                                                      --------------
       INDUSTRIAL SERVICES 0.1%
       Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ...   United States        5,000,000          4,525,000
                                                                                                      --------------
       TOTAL ZERO COUPON/STEP-UP BONDS (COST $97,357,629) ......                                          96,545,750
                                                                                                      --------------
       MORTGAGE-BACKED SECURITIES 1.7%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.3%
       FHLMC 30 Year, 5.00%, 7/01/33 - 8/01/33 .................   United States       28,235,196         27,708,267
       FHLMC Gold 30 Year, 5.00%, 11/01/33 - 11/01/33 ..........   United States       12,077,306         11,851,918
                                                                                                      --------------
                                                                                                          39,560,185
                                                                                                      --------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
         RATE 0.4%
       GNMA I SF 30 Year, 5.00%, 3/15/34 .......................   United States       12,582,109         12,462,886
                                                                                                      --------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $52,187,014) .....                                          52,023,071
                                                                                                      --------------


26 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                               COUNTRY     PRINCIPAL AMOUNT(g)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       MUNICIPAL BOND SECURITIES 0.3%
       California State GO,
           5.125%, 4/01/25 .....................................................  United States    $   5,000,000     $    5,254,450
           5.00%, 2/01/33 ......................................................  United States        4,400,000          4,548,544
                                                                                                                     --------------
       TOTAL MUNICIPAL BOND SECURITIES (COST $9,272,539) .......................                                          9,802,994
                                                                                                                     --------------
       TOTAL LONG TERM INVESTMENTS (COST $2,753,579,812) .......................                                      2,947,973,404
                                                                                                                     --------------
       SHORT TERM INVESTMENT (COST $177,808,092) 5.6%
       REPURCHASE AGREEMENT 5.6%
    (h)Joint Repurchase Agreement, 3.668%, 10/03/05
         (Maturity Value $177,862,442) .........................................  United States      177,808,092        177,808,092
           ABN AMRO Bank, N.V., New York Branch (Maturity Value $16,713,734)
           Banc of America Securities LLC (Maturity Value $16,713,734)
           Barclays Capital Inc. (Maturity Value $16,713,734)
           Bear, Stearns & Co. Inc. (Maturity Value $10,613,051)
           BNP Paribas Securities Corp. (Maturity Value $16,713,734)
           Deutsche Bank Securities Inc. (Maturity Value $7,961,123)
           Goldman, Sachs & Co. (Maturity Value $16,713,734)
           Greenwich Capital Markets Inc. (Maturity Value $10,081,242)
           Lehman Brothers Inc. (Maturity Value $14,965,346)
           Merrill Lynch Government Securities Inc. (Maturity Value $16,713,734)
           Morgan Stanley & Co. Inc. (Maturity Value $16,713,734)
           UBS Securities LLC (Maturity Value $17,245,542)
             Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
               2/15/06 - 8/16/10; (i)U.S. Government Agency Discount Notes,
               10/07/05 - 9/22/08; and U.S. Treasury Notes, 2.50 - 6.875%,
               5/15/06 - 7/15/10
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $2,931,387,904) 99.6% ...........................                                      3,125,781,496
       OTHER ASSETS, LESS LIABILITIES 0.4% .....................................                                         11,079,275
                                                                                                                     --------------
       NET ASSETS 100.0% .......................................................                                     $3,136,860,771
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c)   Defaulted security.

(d)   See Note 4 regarding restricted and illiquid securities.

(e) Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. in November 2006.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $352,794,914, representing 11.25%% of net assets.

(g)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(h) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(i) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY              SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 92.0%
       COMMUNICATIONS 2.3%
       Alltel Corp. ............................................................   United States            38,000   $   2,474,180
       BellSouth Corp. .........................................................   United States            80,900       2,127,670
       Sprint Nextel Corp. .....................................................   United States           253,725       6,033,581
       Verizon Communications Inc. .............................................   United States           108,200       3,537,058
                                                                                                                     -------------
                                                                                                                        14,172,489
                                                                                                                     -------------
       CONSUMER DURABLES 0.7%
    (a)Electronic Arts Inc. ....................................................   United States            72,400       4,118,836
                                                                                                                     -------------
       CONSUMER NON-DURABLES 7.6%
       Altria Group Inc. .......................................................   United States            98,500       7,260,435
       Anheuser-Busch Cos. Inc. ................................................   United States           172,400       7,420,096
       Coca-Cola Co. ...........................................................   United States           124,300       5,368,517
    (a)Dean Foods Inc. .........................................................   United States            60,000       2,331,600
       Molson Coors Brewing Co., B .............................................   United States            71,900       4,602,319
       PepsiCo Inc. ............................................................   United States            86,600       4,911,086
       Procter & Gamble Co. ....................................................   United States           120,100       7,141,146
       Sara Lee Corp. ..........................................................   United States           232,200       4,400,190
       Unilever PLC, ADR .......................................................   United Kingdom           77,000       3,250,940
                                                                                                                     -------------
                                                                                                                        46,686,329
                                                                                                                     -------------
       CONSUMER SERVICES 3.2%
       Dow Jones & Co. Inc. ....................................................   United States            31,200       1,191,528
       Gannett Co. Inc. ........................................................   United States           112,300       7,729,609
    (a)Univision Communications Inc., A ........................................   United States           140,283       3,721,708
       Viacom Inc., B ..........................................................   United States           139,300       4,598,293
       The Walt Disney Co. .....................................................   United States           104,000       2,509,520
                                                                                                                     -------------
                                                                                                                        19,750,658
                                                                                                                     -------------
       DISTRIBUTION SERVICES 2.3%
       AmerisourceBergen Corp. .................................................   United States            38,600       2,983,780
       Cardinal Health Inc. ....................................................   United States            44,300       2,810,392
       McKesson Corp. ..........................................................   United States            72,300       3,430,635
       SYSCO Corp. .............................................................   United States           152,200       4,774,514
                                                                                                                     -------------
                                                                                                                        13,999,321
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 10.3%
       Applied Materials Inc. ..................................................   United States           181,000       3,069,760
       Boeing Co. ..............................................................   United States            36,700       2,493,765
    (a)Cisco Systems Inc. ......................................................   United States           231,700       4,154,381
    (a)Dell Inc. ...............................................................   United States           223,400       7,640,280
       Diebold Inc. ............................................................   United States            58,200       2,005,572
       Embraer-Empresa Brasileira de Aeronautica SA, ADR .......................       Brazil               55,600       2,146,160
       Intel Corp. .............................................................   United States           292,500       7,210,125
    (a)Lexmark International Inc., A ...........................................   United States           151,600       9,255,180
       Linear Technology Corp. .................................................   United States            65,000       2,443,350
       Lockheed Martin Corp. ...................................................   United States            78,000       4,761,120
       Maxim Integrated Products Inc. ..........................................   United States            60,600       2,584,590
    (a)Network Appliance Inc. ..................................................   United States           145,000       3,442,300


28 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY              SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
       Nokia Corp., ADR ........................................................      Finland              445,600   $   7,535,096
       QUALCOMM Inc. ...........................................................   United States            93,000       4,161,750
                                                                                                                     -------------
                                                                                                                        62,903,429
                                                                                                                     -------------
       ENERGY MINERALS 6.1%
       Anadarko Petroleum Corp. ................................................   United States            55,000       5,266,250
       Devon Energy Corp. ......................................................   United States           112,000       7,687,680
       ExxonMobil Corp. ........................................................   United States           300,000      19,062,000
       Royal Dutch Shell PLC, A, ADR ...........................................   United Kingdom           84,000       5,513,760
                                                                                                                     -------------
                                                                                                                        37,529,690
                                                                                                                     -------------
       FINANCE 17.1%
       AFLAC Inc. ..............................................................   United States            81,300       3,682,890
       Allstate Corp. ..........................................................   United States            78,600       4,345,794
       Ambac Financial Group Inc. ..............................................   United States            34,100       2,457,246
       American International Group Inc. .......................................   United States           107,100       6,635,916
       Bank of America Corp. ...................................................   United States           240,300      10,116,630
       Bank of New York Co. Inc. ...............................................   United States           166,400       4,893,824
    (a)Berkshire Hathaway Inc., B ..............................................   United States               974       2,659,994
       CIT Group Inc. ..........................................................   United States            55,000       2,484,900
       Citigroup Inc. ..........................................................   United States           236,400      10,760,928
       Fannie Mae ..............................................................   United States            45,500       2,039,310
       Federated Investors Inc., B .............................................   United States           119,100       3,957,693
       Fifth Third Bancorp .....................................................   United States           168,300       6,181,659
       Freddie Mac .............................................................   United States            80,400       4,539,384
       JPMorgan Chase & Co. ....................................................   United States           193,840       6,576,991
       Lehman Brothers Holdings Inc. ...........................................   United States            19,800       2,306,304
       Marsh & McLennan Cos. Inc. ..............................................   United States           207,300       6,299,847
       MBIA Inc. ...............................................................   United States            53,300       3,231,046
       MBNA Corp. ..............................................................   United States           198,700       4,895,968
       Morgan Stanley ..........................................................   United States            68,900       3,716,466
       Old Republic International Corp. ........................................   United States           119,400       3,184,398
       Wachovia Corp. ..........................................................   United States            45,400       2,160,586
       Wells Fargo & Co. .......................................................   United States            75,000       4,392,750
       XL Capital Ltd., A ......................................................      Bermuda               47,600       3,238,228
                                                                                                                     -------------
                                                                                                                       104,758,752
                                                                                                                     -------------
       HEALTH SERVICES 2.9%
       HCA Inc. ................................................................   United States            69,900       3,349,608
    (a)Health Net Inc., A ......................................................   United States           208,000       9,842,560
    (a)Wellpoint Inc. ..........................................................   United States            60,000       4,549,200
                                                                                                                     -------------
                                                                                                                        17,741,368
                                                                                                                     -------------
       HEALTH TECHNOLOGY 11.9%
       Abbott Laboratories .....................................................   United States            68,800       2,917,120
    (a)Amgen Inc. ..............................................................   United States           121,500       9,679,905
       Biomet Inc. .............................................................   United States            51,330       1,781,664
    (a)Boston Scientific Corp. .................................................   United States           399,300       9,331,641


                                        Quarterly Statements of Investments | 29

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH TECHNOLOGY (CONT.)
    (a)Charles River Laboratories International Inc. ...........................   United States           100,200   $   4,370,724
       Eli Lilly & Co. .........................................................   United States            73,300       3,923,016
       Johnson & Johnson .......................................................   United States           252,700      15,990,856
       Medtronic Inc. ..........................................................   United States           103,300       5,538,946
       Merck & Co. Inc. ........................................................   United States           146,800       3,994,428
       Pfizer Inc. .............................................................   United States           343,000       8,564,710
       Roche Holding AG, ADR ...................................................    Switzerland             45,800       3,167,070
    (a)Zimmer Holdings Inc. ....................................................   United States            47,800       3,292,942
                                                                                                                     -------------
                                                                                                                        72,553,022
                                                                                                                     -------------
       INDUSTRIAL SERVICES 0.7%
       Schlumberger Ltd. .......................................................   United States            50,000       4,219,000
                                                                                                                     -------------
       NON-ENERGY MINERALS 0.7%
       Alcoa Inc. ..............................................................   United States           187,500       4,578,750
                                                                                                                     -------------
       PROCESS INDUSTRIES 1.6%
       Dow Chemical Co. ........................................................   United States            93,900       3,912,813
       Lyondell Chemical Co. ...................................................   United States           213,600       6,113,232
                                                                                                                     -------------
                                                                                                                        10,026,045
                                                                                                                     -------------
       PRODUCER MANUFACTURING 7.1%
       3M Co. ..................................................................   United States           103,100       7,563,416
       General Electric Co. ....................................................   United States           579,000      19,494,930
       Masco Corp. .............................................................   United States           140,600       4,313,608
       Tyco International Ltd. .................................................   United States           255,600       7,118,460
       United Technologies Corp. ...............................................   United States            93,600       4,852,224
                                                                                                                     -------------
                                                                                                                        43,342,638
                                                                                                                     -------------
       RETAIL TRADE 5.2%
    (a)Dollar Tree Stores Inc. .................................................   United States           219,100       4,743,515
       Family Dollar Stores Inc. ...............................................   United States           158,700       3,153,369
       GAP Inc. ................................................................   United States           247,200       4,308,696
       Home Depot Inc. .........................................................   United States            69,800       2,662,172
       Lowe's Cos. Inc. ........................................................   United States            48,300       3,110,520
       RadioShack Corp. ........................................................   United States            48,600       1,205,280
       Ross Stores Inc. ........................................................   United States            88,200       2,090,340
       Wal-Mart Stores Inc. ....................................................   United States           181,000       7,931,420
       Walgreen Co. ............................................................   United States            53,400       2,320,230
                                                                                                                     -------------
                                                                                                                        31,525,542
                                                                                                                     -------------
       TECHNOLOGY SERVICES 7.6%
    (a)Accenture Ltd., A .......................................................      Bermuda              275,300       7,009,138
    (a)Affiliated Computer Services Inc., A ....................................   United States            57,300       3,128,580
       Automatic Data Processing Inc. ..........................................   United States           100,000       4,304,000
       First Data Corp. ........................................................   United States           174,200       6,968,000
       International Business Machines Corp. ...................................   United States            51,000       4,091,220
       Microsoft Corp. .........................................................   United States           454,300      11,689,139
       Paychex Inc. ............................................................   United States           114,100       4,230,828


30 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                       COUNTRY           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TECHNOLOGY SERVICES (CONT.)
    (a)Symantec Corp. ...........................................................   United States           231,200   $   5,238,992
                                                                                                                      -------------
                                                                                                                         46,659,897
                                                                                                                      -------------
       TRANSPORTATION 2.2%
       Expeditors International of Washington Inc. ..............................   United States            36,400       2,066,792
       FedEx Corp. ..............................................................   United States            54,600       4,757,298
       Southwest Airlines Co. ...................................................   United States           437,000       6,489,450
                                                                                                                      -------------
                                                                                                                         13,313,540
                                                                                                                      -------------
       UTILITIES 2.5%
       American Electric Power Co. Inc. .........................................   United States            79,700       3,164,090
       Exelon Corp. .............................................................   United States            58,700       3,136,928
       FirstEnergy Corp. ........................................................   United States            95,800       4,993,096
       NiSource Inc. ............................................................   United States           160,000       3,880,000
                                                                                                                      -------------
                                                                                                                         15,174,114
                                                                                                                      -------------
       TOTAL COMMON STOCKS (COST $518,857,648) ..................................                                       563,053,420
                                                                                                                      -------------

                                                                                                     ----------------
                                                                                                     PRINCIPAL AMOUNT
                                                                                                     ----------------
       SHORT TERM INVESTMENT (COST $52,938,543) 8.6%
       REPURCHASE AGREEMENT 8.6%
    (b)Joint Repurchase Agreement, 3.668%, 10/03/05
         (Maturity Value $52,954,725) ...........................................   United States    $   52,938,543      52,938,543
           ABN AMRO Bank, N.V., New York Branch (Maturity Value $4,976,156)
           Banc of America Securities LLC (Maturity Value $4,976,156)
           Barclays Capital Inc. (Maturity Value $4,976,156)
           Bear, Stearns & Co. Inc. (Maturity Value $3,159,805)
           BNP Paribas Securities Corp. (Maturity Value $4,976,156)
           Deutsche Bank Securities Inc. (Maturity Value $2,370,253)
           Goldman, Sachs & Co. (Maturity Value $4,976,156)
           Greenwich Capital Markets Inc. (Maturity Value $3,001,474)
           Lehman Brothers Inc. (Maturity Value $4,455,611)
           Merrill Lynch Government Securities Inc. (Maturity Value $4,976,156)
           Morgan Stanley & Co. Inc. (Maturity Value $4,976,156)
           UBS Securities LLC (Maturity Value $5,134,490)
            Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
             2/15/06 - 8/16/10; (c)U.S. Government Agency Discount Notes,
             10/07/05 - 9/22/08; and U.S. Treasury Notes, 2.50 - 6.875%,
             5/15/06 - 7/15/10
                                                                                                                      -------------
       TOTAL INVESTMENTS (COST $571,796,191) 100.6% .............................                                       615,991,963
       OTHER ASSETS, LESS LIABILITIES (0.6)% ....................................                                        (3,963,151)
                                                                                                                      -------------
       NET ASSETS 100.0% ........................................................                                     $ 612,028,812
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 85.3%
       CONSUMER NON-DURABLES 7.9%
       H.J. Heinz Co. ..........................................................................        4,100       $      149,814
       Kimberly-Clark Corp. ....................................................................        1,700              101,201
       Procter & Gamble Co. ....................................................................        3,000              178,380
                                                                                                                    --------------
                                                                                                                           429,395
                                                                                                                    --------------
       CONSUMER SERVICES 5.3%
       Gannett Co. Inc. ........................................................................        2,400              165,192
       McDonald's Corp. ........................................................................        3,700              123,913
                                                                                                                    --------------
                                                                                                                           289,105
                                                                                                                    --------------
       ELECTRONIC TECHNOLOGY 1.9%
       Hewlett-Packard Co. .....................................................................        1,300               37,960
    (a)Lexmark International Inc., A ...........................................................        1,100               67,155
                                                                                                                    --------------
                                                                                                                           105,115
                                                                                                                    --------------
       ENERGY MINERALS 8.2%
       BP PLC, ADR (United Kingdom) ............................................................        2,300              162,955
       ConocoPhillips ..........................................................................        2,200              153,802
       Occidental Petroleum Corp. ..............................................................        1,500              128,145
                                                                                                                    --------------
                                                                                                                           444,902
                                                                                                                    --------------
       FINANCE 30.9%
       Allstate Corp. ..........................................................................        2,100              116,109
       Ambac Financial Group Inc. ..............................................................        1,000               72,060
       American International Group Inc. .......................................................        2,300              142,508
       Bank of America Corp. ...................................................................        4,200              176,820
       Chubb Corp. .............................................................................        1,400              125,370
       Citigroup Inc. ..........................................................................        3,700              168,424
       Freddie Mac .............................................................................        3,000              169,380
       Lehman Brothers Holdings Inc. ...........................................................          500               58,240
       Mellon Financial Corp. ..................................................................        4,700              150,259
       MetLife Inc. ............................................................................        1,300               64,779
       Morgan Stanley ..........................................................................        1,600               86,304
       U.S. Bancorp ............................................................................        4,700              131,976
       Wachovia Corp. ..........................................................................        3,300              157,047
       Washington Mutual Inc. ..................................................................        1,500               58,830
                                                                                                                    --------------
                                                                                                                         1,678,106
                                                                                                                    --------------
       HEALTH TECHNOLOGY 4.6%
       Abbott Laboratories .....................................................................        1,200               50,880
       Becton, Dickinson & Co. .................................................................        1,800               94,374
       Pfizer Inc. .............................................................................        4,100              102,377
                                                                                                                    --------------
                                                                                                                           247,631
                                                                                                                    --------------


32 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES 4.3%
       Georgia-Pacific Corp. ...................................................................          3,500     $      119,210
       Praxair Inc. ............................................................................          2,400            115,032
                                                                                                                    --------------
                                                                                                                           234,242
                                                                                                                    --------------
       PRODUCER MANUFACTURING 15.4%
       3M Co. ..................................................................................          2,300            168,728
       General Electric Co. ....................................................................          4,300            144,781
       Illinois Tool Works Inc. ................................................................          1,900            156,427
       Johnson Controls Inc. ...................................................................          1,700            105,485
       Masco Corp. .............................................................................          3,900            119,652
       United Technologies Corp. ...............................................................          2,800            145,152
                                                                                                                    --------------
                                                                                                                           840,225
                                                                                                                    --------------
       RETAIL TRADE 1.1%
       TJX Cos. Inc. ...........................................................................          2,900             59,392
                                                                                                                    --------------
       TECHNOLOGY SERVICES 4.9%
       International Business Machines Corp. ...................................................          2,000            160,440
       Microsoft Corp. .........................................................................          4,100            105,493
                                                                                                                    --------------
                                                                                                                           265,933
                                                                                                                    --------------
       TRANSPORTATION 0.8%
       Burlington Northern Santa Fe Corp. ......................................................            700             41,860
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $4,609,485) ...................................................                         4,635,906
                                                                                                                    --------------
       SHORT TERM INVESTMENT (COST $852,655) 15.7%
       MONEY FUND 15.7%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........................        852,655            852,655
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $5,462,140) 101.0% ..............................................                         5,488,561
       OTHER ASSETS, LESS LIABILITIES (1.0)% ...................................................                           (51,676)
                                                                                                                    --------------
       NET ASSETS 100.0% .......................................................................                    $    5,436,885
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 33

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MONEY MARKET FUND                                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMERCIAL PAPER 46.7%
    (a)ANZ (Delaware) Inc., 10/28/05 - 11/14/05 ................................................   $      525,000   $      523,095
    (a)BP Capital Markets PLC., 10/03/05 .......................................................        2,400,000        2,399,483
    (a)Barclays US Funding Corp., 10/03/05 - 10/05/05 ..........................................        1,300,000        1,299,650
    (a)Citigroup Global Markets Holdings, 10/03/05 .............................................          100,000           99,980
    (a)Commonwealth Bank of Australia, 10/04/05 - 10/25/05 .....................................          900,000          898,074
    (a)Danske Corp., 10/07/05 - 12/12/05 .......................................................        1,136,000        1,131,265
    (a)General Electric Capital Corp., 10/04/05 - 12/08/05 .....................................        2,355,000        2,347,334
    (a)Goldman Sachs Group Inc., 10/05/05 - 10/11/05 ...........................................        1,000,000          999,350
    (a)HBOS Treasury Services, 10/05/05 - 12/01/05 (United Kingdom) ............................        2,470,000        2,464,393
    (a)Morgan Stanley Group Inc., 10/04/05 - 11/03/05 ..........................................        2,400,000        2,395,112
    (a)Royal Bank of Scotland PLC, 10/06/05 ....................................................          400,000          399,806
    (a)Siemens Capital Corp., 10/07/05 - 10/21/05 ..............................................          916,000          914,984
    (a)Societe Generale NA Inc., 11/08/05 - 12/02/05 ...........................................        1,000,000          994,823
    (a)Svenska Handelsbanken Inc., 10/04/05 - 11/14/05 .........................................        1,237,000        1,233,989
    (a)Toyota Motor Credit Corp., 10/11/05 - 11/08/05 ..........................................        2,250,000        2,244,804
    (a)UBS AG Finance Delaware Inc., 10/03/05 - 11/30/05 .......................................        1,233,000        1,229,866
    (a)Westpac Capital Corp., 10/14/05 - 12/01/05 ..............................................        1,700,000        1,694,561
                                                                                                                    --------------
       TOTAL COMMERCIAL PAPER (COST $23,270,569) ...............................................                        23,270,569
                                                                                                                    --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $199,460) 0.4%
       FHLB, 3.63%, 10/28/05 ...................................................................          200,000          199,460
                                                                                                                    --------------
       TOTAL INVESTMENT BEFORE REPURCHASE AGREEMENTS (COST $23,470,029) ........................                        23,470,029
                                                                                                                    --------------
       REPURCHASE AGREEMENTS 53.0%
    (b)ABN AMRO Bank, 3.65%, 10/03/05 (Maturity Value $13,219,020)
          Collateralized by (a)U.S. Government Agency Securities, 11/14/05 .....................       13,215,000       13,215,000
    (b)Warburg Dillon Read, 3.60%, 10/03/05 (Maturity Value $13,213,963)
          Collateralized by U.S. Government Agency Securities, 4.00%, 2/28/06 ..................       13,210,000       13,210,000
                                                                                                                    --------------
       TOTAL REPURCHASE AGREEMENTS (COST $26,425,000) ..........................................                        26,425,000
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $49,895,029) 100.1% .............................................                        49,895,029
       OTHER ASSETS, LESS LIABILITIES (0.1)% ...................................................                           (47,471)
                                                                                                                    --------------
       NET ASSETS 100.0% .......................................................................                    $   49,847,558
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 118.

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2005, all repurchase agreements had been entered into on that date.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                      COUNTRY             SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 80.1%
       EQUITY REIT - APARTMENTS 9.3%
       Avalonbay Communities Inc. ..............................................   United States           510,400  $   43,741,280
       Boardwalk Real Estate Investment Trust ..................................       Canada            1,503,500      26,671,124
       Equity Residential ......................................................   United States           934,600      35,374,610
(a),(b)GMH Communities Trust ...................................................   United States         1,937,500      28,423,125
                                                                                                                    --------------
                                                                                                                       134,210,139
                                                                                                                    --------------
       EQUITY REIT - DIVERSIFIED PROPERTY 7.6%
       Capital Automotive ......................................................   United States           779,200      30,162,832
       Duke Realty Corp. .......................................................   United States           116,248       3,938,482
       Lexington Corporate Properties Trust ....................................   United States           349,600       8,233,080
       Liberty Property Trust ..................................................   United States           445,100      18,934,554
       Spirit Finance Corp. ....................................................   United States            33,000         371,250
       Vornado Realty Trust ....................................................   United States           555,200      48,091,424
                                                                                                                    --------------
                                                                                                                       109,731,622
                                                                                                                    --------------
       EQUITY REIT - HEALTH CARE 2.2%
       Health Care Property Investors Inc. .....................................   United States           162,500       4,385,875
       Ventas Inc. .............................................................   United States           841,688      27,102,354
                                                                                                                    --------------
                                                                                                                        31,488,229
                                                                                                                    --------------
       EQUITY REIT - HOTELS 2.1%
       Host Marriott Corp. .....................................................   United States           860,500      14,542,450
       LaSalle Hotel Properties ................................................   United States           475,800      16,391,310
                                                                                                                    --------------
                                                                                                                        30,933,760
                                                                                                                    --------------
       EQUITY REIT - INDUSTRIAL 7.1%
       First Potomac Realty Trust ..............................................   United States           450,200      11,570,140
       ProLogis ................................................................   United States         1,427,247      63,241,315
       PS Business Parks Inc. ..................................................   United States           614,700      28,153,260
                                                                                                                    --------------
                                                                                                                       102,964,715
                                                                                                                    --------------
       EQUITY REIT - OFFICE 9.0%
       Alexandria Real Estate Equities Inc. ....................................   United States            75,000       6,201,750
       Arden Realty Inc. .......................................................   United States           194,100       7,991,097
       BioMed Realty Trust Inc. ................................................   United States           870,300      21,583,440
       Brandywine Realty Trust .................................................   United States           422,000      13,119,980
       Corporate Office Properties Trust .......................................   United States           661,300      23,112,435
       Cousins Properties Inc. .................................................   United States           191,400       5,784,108
    (a)Digital Realty Trust Inc. ...............................................   United States         1,510,500      27,189,000
       Kilroy Realty Corp. .....................................................   United States           255,200      14,298,856
       Parkway Properties Inc. .................................................   United States           222,000      10,416,240
                                                                                                                    --------------
                                                                                                                       129,696,906
                                                                                                                    --------------
       EQUITY REIT - OTHER 4.5%
       Capital Trust Inc., A ...................................................   United States           329,000      10,580,640
       Entertainment Properties Trust ..........................................   United States           429,400      19,164,122


                                        Quarterly Statements of Investments | 35

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                      COUNTRY             SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       EQUITY REIT - OTHER (CONT.)
       Homebanc Corp. ..........................................................   United States           134,300  $    1,036,796
       iStar Financial Inc. ....................................................   United States           841,600      34,025,888
                                                                                                                    --------------
                                                                                                                        64,807,446
                                                                                                                    --------------
       EQUITY REIT - RETAIL 18.0%
       CBL & Associates Properties Inc. ........................................   United States           100,000       4,099,000
       Developers Diversified Realty Corp. .....................................   United States           214,700      10,026,490
       Federal Realty Investment Trust .........................................   United States            87,500       5,331,375
       General Growth Properties Inc. ..........................................   United States         1,392,400      62,560,532
       Glimcher Realty Trust ...................................................   United States           418,600      10,243,142
       Kimco Realty Corp. ......................................................   United States           611,600      19,216,472
(a),(b)Kite Realty Group Trust .................................................   United States         1,385,600      20,673,152
       The Macerich Co. ........................................................   United States           630,400      40,938,176
       Mills Corp. .............................................................   United States             7,600         418,608
       Ramco-Gershenson Properties Trust .......................................   United States           211,800       6,182,442
       Regency Centers Corp. ...................................................   United States           304,400      17,487,780
       Simon Property Group Inc. ...............................................   United States           756,945      56,104,763
       Tanger Factory Outlet Centers Inc. ......................................   United States           213,600       5,940,216
                                                                                                                    --------------
                                                                                                                       259,222,148
                                                                                                                    --------------
       EQUITY REIT - STORAGE 4.1%
       Extra Space Storage Inc. ................................................   United States         1,200,000      18,456,000
       Public Storage Inc. .....................................................   United States           281,200      18,840,400
       U-Store-It Trust ........................................................   United States         1,081,900      21,930,113
                                                                                                                    --------------
                                                                                                                        59,226,513
                                                                                                                    --------------
       FINANCE 8.0%
       Affordable Residential Communities ......................................   United States            38,500         389,235
       Brascan Corp., A ........................................................       Canada              461,000      21,482,686
       CharterMac LP ...........................................................   United States           630,700      12,929,350
       Doral Financial Corp. ...................................................    Puerto Rico          1,281,700      16,751,819
       Essex Property Trust Inc. ...............................................   United States            37,900       3,411,000
       Eurocastle Investment Ltd. ..............................................   United Kingdom          158,000       3,590,443
       Fannie Mae ..............................................................   United States           420,700      18,855,774
       Newcastle Investment Corp. ..............................................   United States           842,200      23,497,380
    (c)Taberna Realty Financial Trust, 144A ....................................   United States         1,109,200      13,865,000
                                                                                                                    --------------
                                                                                                                       114,772,687
                                                                                                                    --------------
       REAL ESTATE DEVELOPMENT 6.5%
       Brookfield Properties Corp. .............................................       Canada              353,340      10,412,930
       Forest City Enterprises Inc., A .........................................   United States         1,267,400      48,287,940
    (d)Killam Properties Inc. ..................................................       Canada               93,800         218,008
(c),(d)Killam Properties Inc., 144A ............................................       Canada            2,508,500       5,830,206
       The St. Joe Co. .........................................................   United States           466,300      29,120,435
                                                                                                                    --------------
                                                                                                                        93,869,519
                                                                                                                    --------------


36 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                      COUNTRY             SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.7%
    (a)Cedar Shopping Centers Inc. .............................................   United States         1,453,900  $   21,037,933
       Pennsylvania Real Estate Investment Trust ...............................   United States            79,600       3,357,528
                                                                                                                    --------------
                                                                                                                        24,395,461
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $808,210,551) .................................                                     1,155,319,145
                                                                                                                    --------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
       SHORT TERM INVESTMENT (COST $300,950,302) 20.9%
       REPURCHASE AGREEMENT 20.9%
    (e)Joint Repurchase Agreement, 3.668%, 10/03/05
        (Maturity Value $301,042,292) ..........................................   United States   $   300,950,302     300,950,302
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $28,288,944)
         Banc of America Securities LLC (Maturity Value $28,288,944)
         Barclays Capital Inc. (Maturity Value $28,288,944)
         Bear, Stearns & Co. Inc. (Maturity Value $17,963,194)
         BNP Paribas Securities Corp. (Maturity Value $28,288,944)
         Deutsche Bank Securities Inc. (Maturity Value $13,474,653)
         Goldman, Sachs & Co. (Maturity Value $28,288,944)
         Greenwich Capital Markets Inc. (Maturity Value $17,063,077)
         Lehman Brothers Inc. (Maturity Value $25,329,699)
         Merrill Lynch Government Securities Inc. (Maturity Value $28,288,944)
         Morgan Stanley & Co. Inc. (Maturity Value $28,288,944)
         UBS Securities LLC (Maturity Value $29,189,061)
          Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
            2/15/06 - 8/16/10; (f)U.S. Government Agency Discount Notes,
            10/07/05 - 9/22/08; and U.S. Treasury Notes, 2.50 - 6.875%,
            5/15/06 - 7/15/10
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,109,160,853) 101.0% ..........................                                     1,456,269,447
       OTHER ASSETS, LESS LIABILITIES (1.0)% ...................................                                       (14,375,968)
                                                                                                                    --------------
       NET ASSETS 100.0% .......................................................                                    $1,441,893,479
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 118.

(a)   See Note 6 regarding holdings of 5% voting securities.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $19,695,206, representing 1.37% of net assets.

(d)   Non-income producing.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 37

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------
       FRANKLIN RISING DIVIDENDS SECURITIES FUND              SHARES           VALUE
----------------------------------------------------------------------------------------
       COMMON STOCKS 95.8%
       COMMERCIAL SERVICES 1.0%
       ABM Industries Inc. .............................       789,400    $   16,427,414
                                                                          --------------
       CONSUMER DURABLES 2.6%
       Leggett & Platt Inc. ............................     1,807,700        36,515,540
       Russ Berrie & Co. Inc. ..........................       362,400         5,117,088
                                                                          --------------
                                                                              41,632,628
                                                                          --------------
       CONSUMER NON-DURABLES 8.9%
       Alberto-Culver Co. ..............................     1,097,450        49,110,888
       Lancaster Colony Corp. ..........................       117,800         5,065,400
       McCormick & Co. Inc. ............................       850,000        27,735,500
       Procter & Gamble Co. ............................       975,400        57,997,284
       Superior Uniform Group Inc. .....................       237,100         3,058,590
                                                                          --------------
                                                                             142,967,662
                                                                          --------------
       ELECTRONIC TECHNOLOGY 0.8%
       Cohu Inc. .......................................        50,300         1,189,595
       Diebold Inc. ....................................       340,200        11,723,292
                                                                          --------------
                                                                              12,912,887
                                                                          --------------
       FINANCE 31.9%
       AFLAC Inc. ......................................     1,044,600        47,320,380
       American International Group Inc. ...............     1,134,055        70,266,048
       Arthur J. Gallagher & Co. .......................       627,500        18,078,275
       Erie Indemnity Co., A ...........................       484,410        25,552,627
       Fannie Mae ......................................       607,500        27,228,150
       Freddie Mac .....................................     1,075,200        60,705,792
       Mercantile Bankshares Corp. .....................       220,525        11,881,887
       Mercury General Corp. ...........................       154,200         9,250,458
       Old Republic International Corp. ................     2,186,550        58,315,288
       Peoples Bancorp Inc. ............................       159,979         4,420,220
       RLI Corp. .......................................       252,512        11,681,205
       State Street Corp. ..............................     1,113,400        54,467,528
       SunTrust Banks Inc. .............................       442,104        30,704,123
       TrustCo Bank Corp. NY ...........................       328,588         4,117,208
       U.S. Bancorp ....................................     1,709,749        48,009,752
       Washington Mutual Inc. ..........................       760,200        29,815,044
                                                                          --------------
                                                                             511,813,985
                                                                          --------------
       HEALTH TECHNOLOGY 10.3%
       Becton Dickinson & Co. ..........................       510,200        26,749,786
       Hillenbrand Industries Inc. .....................     1,109,800        52,216,090
       Pfizer Inc. .....................................     2,095,400        52,322,138
       West Pharmaceutical Services Inc. ...............     1,125,600        33,396,552
                                                                          --------------
                                                                             164,684,566
                                                                          --------------


38 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------
       FRANKLIN RISING DIVIDENDS SECURITIES FUND              SHARES          VALUE
----------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       NON-ENERGY MINERALS 3.4%
       Nucor Corp. .....................................       914,600    $   53,952,254
                                                                          --------------
       PROCESS INDUSTRIES 5.7%
       Bemis Co. Inc. ..................................       866,200        21,395,140
       Donaldson Co. Inc. ..............................       289,800         8,847,594
       Praxair Inc. ....................................     1,271,600        60,947,788
                                                                          --------------
                                                                              91,190,522
                                                                          --------------
       PRODUCER MANUFACTURING 25.7%
       Baldor Electric Co. .............................        59,233         1,501,557
       Brady Corp., A ..................................       620,900        19,210,646
       Carlisle Cos. Inc. ..............................     1,064,200        67,651,194
       Dover Corp. .....................................     1,092,900        44,579,391
       General Electric Co. ............................     1,931,600        65,036,972
       Graco Inc. ......................................       351,112        12,036,119
       Kaydon Corp. ....................................       109,600         3,113,736
       Nordson Corp. ...................................       141,800         5,392,654
       Roper Industries Inc. ...........................     1,870,000        73,472,300
       Superior Industries International Inc. ..........       509,400        10,962,288
       Teleflex Inc. ...................................       617,800        43,554,900
       United Technologies Corp. .......................     1,287,800        66,759,552
                                                                          --------------
                                                                             413,271,309
                                                                          --------------
       RETAIL TRADE 3.7%
       Family Dollar Stores Inc. .......................     2,958,100        58,777,447
                                                                          --------------
       TECHNOLOGY SERVICES 1.8%
       Reynolds & Reynolds Co., A ......................     1,054,700        28,909,327
                                                                          --------------
       TOTAL COMMON STOCKS (COST $1,319,070,627) .......                   1,536,540,001
                                                                          --------------
       SHORT TERM INVESTMENT (COST $70,855,540) 4.4%
       MONEY FUND 4.4%
    (a)Franklin Institutional Fiduciary Trust Money
         Market Portfolio ..............................    70,855,540        70,855,540
                                                                          --------------
       TOTAL INVESTMENTS (COST $1,389,926,167) 100.2% ..                   1,607,395,541
       OTHER ASSETS, LESS LIABILITIES (0.2)% ...........                      (3,015,106)
                                                                          --------------
       NET ASSETS 100.0% ...............................                  $1,604,380,435
                                                                          ==============

   See Selected Portfolio Abbreviations on page 118.

    (a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND             COUNTRY          SHARES       VALUE
---------------------------------------------------------------------------------------------------
       COMMON STOCKS 88.9%
       COMMERCIAL SERVICES 0.3%
       ABM Industries Inc. .........................    United States       120,000    $  2,497,200
       National Financial Partners Corp. ...........    United States        25,700       1,160,098
                                                                                       ------------
                                                                                          3,657,298
                                                                                       ------------
       CONSUMER DURABLES 9.0%
       Bassett Furniture Industries Inc. ...........    United States       190,000       3,537,800
       Briggs & Stratton Corp. .....................    United States       470,000      16,257,300
       D.R. Horton Inc. ............................    United States        28,500       1,032,270
       Ethan Allen Interiors Inc. ..................    United States       345,000      10,815,750
       Hooker Furniture Corp. ......................    United States       372,971       6,198,778
       La-Z-Boy Inc. ...............................    United States       765,000      10,090,350
       M/I Homes Inc. ..............................    United States       208,000      11,286,080
       Monaco Coach Corp. ..........................    United States       781,500      11,519,310
       Russ Berrie & Co. Inc. ......................    United States       510,100       7,202,612
       Thor Industries Inc. ........................    United States       595,900      20,260,600
                                                                                       ------------
                                                                                         98,200,850
                                                                                       ------------
       CONSUMER NON-DURABLES 3.5%
       Alliance One International Inc. .............    United States       145,500         515,070
       Brown Shoe Co. Inc. .........................    United States       380,000      12,540,000
       Lancaster Colony Corp. ......................    United States        60,000       2,580,000
    (a)NBTY Inc. ...................................    United States       473,000      11,115,500
       Russell Corp. ...............................    United States       260,700       3,660,228
    (a)Timberland Co., A ...........................    United States       218,000       7,364,040
                                                                                       ------------
                                                                                         37,774,838
                                                                                       ------------
       CONSUMER SERVICES 2.5%
    (a)Aztar Corp. .................................    United States       385,000      11,861,850
       Intrawest Corp. .............................       Canada           285,000       7,780,500
    (a)La Quinta Corp. .............................    United States       905,000       7,864,450
                                                                                       ------------
                                                                                         27,506,800
                                                                                       ------------
       DISTRIBUTION SERVICES 1.3%
       Hughes Supply Inc. ..........................    United States       435,000      14,181,000
                                                                                       ------------
       ELECTRONIC TECHNOLOGY 3.0%
    (a)Avocent Corp. ...............................    United States       246,600       7,802,424
       Cohu Inc. ...................................    United States       510,000      12,061,500
       Diebold Inc. ................................    United States        70,000       2,412,200
    (a)OmniVision Technologies Inc. ................    United States       810,500      10,228,510
                                                                                       ------------
                                                                                         32,504,634
                                                                                       ------------
       ENERGY MINERALS 4.9%
       Arch Coal Inc. ..............................    United States       194,000      13,095,000
       Consol Energy Inc. ..........................    United States       214,900      16,390,423
       Peabody Energy Corp. ........................    United States       289,000      24,377,150
                                                                                       ------------
                                                                                         53,862,573
                                                                                       ------------


40 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND            COUNTRY           SHARES       VALUE
---------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINANCE 8.9%
       American National Insurance Co. .............    United States        62,100    $  7,397,352
       Arthur J. Gallagher & Co. ...................    United States       255,000       7,346,550
       Aspen Insurance Holdings Ltd. ...............    United States       480,600      14,201,730
       Chemical Financial Corp. ....................    United States         2,415          78,488
    (a)Dollar Thrifty Automotive Group Inc. ........    United States       210,000       7,070,700
       First Indiana Corp. .........................    United States       101,000       3,441,070
       Hancock Holding Co. .........................    United States        28,600         976,404
       Harleysville Group Inc. .....................    United States        19,500         468,000
       IPC Holdings Ltd. ...........................    United States       400,300      13,069,795
       Montpelier Re Holdings Ltd. .................       Bermuda          687,200      17,076,920
       Peoples Bancorp Inc. ........................    United States       239,200       6,609,096
       The PMI Group Inc. ..........................    United States        65,000       2,591,550
       Presidential Life Corp. .....................    United States        98,700       1,776,600
       Protective Life Corp. .......................    United States        78,100       3,216,158
       RLI Corp. ...................................    United States       170,000       7,864,200
       StanCorp Financial Group Inc. ...............    United States        45,000       3,789,000
                                                                                       ------------
                                                                                         96,973,613
                                                                                       ------------
       HEALTH SERVICES 1.1%
    (a)Pharmaceutical Product Development Inc. .....    United States       204,500      11,760,795
                                                                                       ------------
       HEALTH TECHNOLOGY 1.8%
    (a)Adams Respiratory Therapeutics Inc. .........    United States        16,400         529,556
       STERIS Corp. ................................    United States       436,000      10,372,440
       West Pharmaceutical Services Inc. ...........    United States       295,000       8,752,650
                                                                                       ------------
                                                                                         19,654,646
                                                                                       ------------
       INDUSTRIAL SERVICES 5.4%
    (a)Atwood Oceanics Inc. ........................    United States        66,000       5,557,860
    (a)EMCOR Group Inc. ............................    United States       100,000       5,930,000
    (a)Global Industries Ltd. ......................    United States       458,800       6,762,712
    (a)Lone Star Technologies Inc. .................    United States       259,700      14,436,723
    (a)Offshore Logistics Inc. .....................    United States       146,800       5,431,600
    (a)Oil States International Inc. ...............    United States       245,000       8,895,950
       Rowan Cos. Inc. .............................    United States       269,100       9,550,359
    (a)Shaw Group Inc. .............................    United States        86,600       2,135,556
                                                                                       ------------
                                                                                         58,700,760
                                                                                       ------------
       NON-ENERGY MINERALS 3.4%
       Reliance Steel & Aluminum Co. ...............    United States       310,000      16,408,300
       Steel Dynamics Inc. .........................    United States       443,900      15,074,844
       United States Steel Corp. ...................    United States       130,000       5,505,500
                                                                                       ------------
                                                                                         36,988,644
                                                                                       ------------


                                        Quarterly Statements of Investments | 41

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND             COUNTRY          SHARES       VALUE
---------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES 9.1%
       Airgas Inc. .................................    United States       423,000    $ 12,533,490
       AptarGroup Inc. .............................    United States       162,500       8,094,125
       Bunge Ltd. ..................................    United States       195,000      10,260,900
       Cabot Corp. .................................    United States       419,300      13,841,093
       Glatfelter ..................................    United States       662,000       9,327,580
    (a)Mercer International Inc. ...................       Germany          750,000       6,202,500
       Mine Safety Appliances Co. ..................    United States       364,200      14,094,540
       RPM International Inc. ......................    United States       705,000      12,972,000
       Westlake Chemical Corp. .....................    United States       433,400      11,736,472
                                                                                       ------------
                                                                                         99,062,700
                                                                                       ------------
       PRODUCER MANUFACTURING 18.3%
       A.O. Smith Corp. ............................    United States       145,900       4,158,150
       American Woodmark Corp. .....................    United States       131,300       4,411,680
       Apogee Enterprises Inc. .....................    United States       510,000       8,721,000
       Baldor Electric Co. .........................    United States           700          17,745
       Carlisle Cos. Inc. ..........................    United States       103,700       6,592,209
       CIRCOR International Inc. ...................    United States       320,000       8,784,000
       CNH Global NV ...............................     Netherlands        160,000       3,152,000
    (a)Genlyte Group Inc. ..........................    United States       100,000       4,808,000
       Gibraltar Industries Inc. ...................    United States       520,400      11,901,548
       Graco Inc. ..................................    United States       460,000      15,768,800
       JLG Industries Inc. .........................    United States       195,000       7,135,050
       Kennametal Inc. .............................    United States       315,000      15,447,600
    (a)Mettler-Toledo International Inc. ...........     Switzerland        210,000      10,705,800
       Mueller Industries Inc. .....................    United States       533,400      14,812,518
       Nordson Corp. ...............................    United States        90,900       3,456,927
    (a)Powell Industries Inc. ......................    United States        87,700       1,919,753
       Roper Industries Inc. .......................    United States       271,000      10,647,590
       Superior Industries International Inc. ......    United States       390,000       8,392,800
       Teleflex Inc. ...............................    United States       175,000      12,337,500
       Timken Co. ..................................    United States        44,800       1,327,424
       Wabash National Corp. .......................    United States       775,800      15,252,228
       Watts Water Technologies Inc., A ............    United States       215,000       6,202,750
       York International Corp. ....................    United States       434,000      24,334,380
                                                                                       ------------
                                                                                        200,287,452
                                                                                       ------------
       REAL ESTATE INVESTMENT TRUST 0.8%
       Arbor Realty Trust Inc. .....................    United States       315,200       8,857,120
                                                                                       ------------
       RETAIL TRADE 9.0%
       American Eagle Outfitters Inc. ..............    United States        75,000       1,764,750
       Casey's General Stores Inc. .................    United States       485,000      11,252,000
       Christopher & Banks Corp. ...................    United States       585,000       8,113,950
       Dillard's Inc., A ...........................    United States       282,000       5,888,160
    (a)Gymboree Corp. ..............................    United States       655,000       8,934,200
    (a)Hot Topic Inc. ..............................    United States       829,400      12,739,584


42 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND             COUNTRY          SHARES      VALUE
---------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RETAIL TRADE (CONT.)
    (a)Linens 'n Things Inc. .......................    United States       225,000    $  6,007,500
    (a)The Men's Wearhouse Inc. ....................    United States       299,300       7,991,310
       Pier 1 Imports Inc. .........................    United States       767,000       8,644,090
       Regis Corp. .................................    United States       346,000      13,085,720
    (a)West Marine Inc. ............................    United States       852,000      12,592,560
    (a)Zale Corp. ..................................    United States        58,000       1,576,440
                                                                                    ---------------
                                                                                         98,590,264
                                                                                    ---------------
       TECHNOLOGY SERVICES 1.0%
       Reynolds & Reynolds Co., A ..................    United States       413,000      11,320,330
                                                                                    ---------------
       TRANSPORTATION 4.8%
    (a)Genesee & Wyoming Inc. ......................    United States        60,300       1,911,510
    (a)Kansas City Southern ........................    United States       360,000       8,391,600
       OMI Corp. ...................................    United States       273,300       4,883,871
       Overseas Shipholding Group Inc. .............    United States        89,000       5,191,370
       SkyWest Inc. ................................    United States       625,000      16,762,500
       Teekay Shipping Corp. .......................       Bahamas          230,000       9,901,500
       Tidewater Inc. ..............................    United States       105,000       5,110,350
                                                                                    ---------------
                                                                                         52,152,701
                                                                                    ---------------
       UTILITIES 0.8%
    (a)Sierra Pacific Resources ....................    United States       586,500       8,709,525
                                                                                    ---------------
       TOTAL COMMON STOCKS (COST $755,391,621) .....                                    970,746,543
                                                                                    ---------------

                                                                     ----------------
                                                                     PRINCIPAL AMOUNT
                                                                     ----------------
       BONDS (COST $1,657,518) 0.2%
       PRODUCER MANUFACTURING 0.2%
       Mueller Industries Inc., 6.00%, 11/01/14 ....    United States  $  1,681,000       1,638,975
                                                                                    ---------------
       TOTAL LONG TERM INVESTMENTS
         (COST $757,049,139) .......................                                    972,385,518
                                                                                    ---------------
                                                                     ----------------
                                                                          SHARES
                                                                     ----------------
       SHORT TERM INVESTMENT
          (COST $123,770,337) 11.3%
       MONEY FUND 11.3%
    (b)Franklin Institutional Fiduciary Trust
          Money Market Portfolio ...................    United States   123,770,337     123,770,337
                                                                                    ---------------
       TOTAL INVESTMENTS
          (COST $880,819,476) 100.4% ...............                                  1,096,155,855
       OTHER ASSETS, LESS LIABILITIES (0.4)% .......                                     (3,893,829)
                                                                                    ---------------
       NET ASSETS 100.0% ...........................                                $ 1,092,262,026
                                                                                    ===============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 95.4%
       COMMERCIAL SERVICES 6.2%
       Brinks Co. ...............................................................................          271,300  $   11,139,578
       CDI Corp. ................................................................................          355,500      10,501,470
       Corporate Executive Board Co. ............................................................          253,300      19,752,334
    (a)Getty Images Inc. ........................................................................          130,300      11,211,012
    (a)Laureate Education Inc. ..................................................................          122,600       6,003,722
    (a)LECG Corp. ...............................................................................          101,000       2,323,000
       Maximus Inc. .............................................................................          323,800      11,575,850
       National Financial Partners Corp. ........................................................          206,200       9,307,868
                                                                                                                    --------------
                                                                                                                        81,814,834
                                                                                                                    --------------

       COMMUNICATIONS 1.4%
    (a)NII Holdings Inc., B .....................................................................          223,600      18,883,020
                                                                                                                    --------------

       CONSUMER DURABLES 2.8%
    (a)Activision Inc. ..........................................................................          327,000       6,687,150
       Harman International Industries Inc. .....................................................          112,500      11,505,375
       Polaris Industries Inc. ..................................................................           75,400       3,736,070
       The Ryland Group Inc. ....................................................................          126,000       8,620,920
       Winnebago Industries Inc. ................................................................          226,900       6,573,293
                                                                                                                    --------------
                                                                                                                        37,122,808
                                                                                                                    --------------

       CONSUMER NON-DURABLES 0.4%
    (a)Dean Foods Inc. ..........................................................................           32,300       1,255,178
    (a)Prestige Brands Holdings Inc. ............................................................          387,900       4,778,928
                                                                                                                    --------------
                                                                                                                         6,034,106
                                                                                                                    --------------

       CONSUMER SERVICES 5.1%
       Four Seasons Hotels Inc. (Canada) ........................................................           98,100       5,630,940
       Jackson Hewitt Tax Service Inc. ..........................................................          279,100       6,673,281
       Orient Express Hotels Ltd., A ............................................................          241,400       6,860,588
    (a)P.F. Chang's China Bistro Inc. ...........................................................           88,600       3,971,938
    (a)Pixar ....................................................................................          149,400       6,649,794
    (a)Radio One Inc. ...........................................................................           39,500         519,622
    (a)Radio One Inc., D ........................................................................          613,500       8,067,525
    (a)Scholastic Corp. .........................................................................          139,200       5,144,832
       Station Casinos Inc. .....................................................................          217,800      14,453,208
    (a)XM Satellite Radio Holdings Inc., A ......................................................          279,800      10,047,618
                                                                                                                    --------------
                                                                                                                        68,019,346
                                                                                                                    --------------

       ELECTRONIC TECHNOLOGY 16.2%
    (a)Actel Corp. ..............................................................................          591,000       8,545,860
    (a)Avocent Corp. ............................................................................          513,300      16,240,812
    (a)Coherent Inc. ............................................................................          259,600       7,601,088
    (a)Electro Scientific Industries Inc. .......................................................          671,533      15,015,478


44 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
    (a)Exar Corp. ...............................................................................          162,532  $    2,278,699
    (a)FLIR Systems Inc. ........................................................................          396,400      11,725,512
    (a)FormFactor Inc. ..........................................................................          266,700       6,086,094
       Harris Corp. .............................................................................          370,500      15,486,900
    (a)Integrated Device Technology Inc. ........................................................          823,810       8,847,719
    (a)Logitech International SA, ADR (Switzerland) .............................................          338,200      13,781,650
       National Instruments Corp. ...............................................................          604,600      14,897,344
    (a)Network Appliance Inc. ...................................................................          384,300       9,123,282
    (a)Orbital Sciences Corp. ...................................................................          671,700       8,396,250
       Scientific-Atlanta Inc. ..................................................................           95,300       3,574,703
    (a)Semtech Corp. ............................................................................          210,700       3,470,229
    (a)Silicon Laboratories Inc. ................................................................          361,400      10,982,946
       Tektronix Inc. ...........................................................................          723,200      18,246,336
    (a)Trimble Navigation Ltd. ..................................................................          531,350      17,901,181
    (a)Varian Inc. ..............................................................................          457,600      15,704,832
    (a)Varian Semiconductor Equipment Associates Inc. ...........................................          160,200       6,787,674
                                                                                                                    --------------
                                                                                                                       214,694,589
                                                                                                                    --------------

       ENERGY MINERALS 4.7%
    (a)Alpha Natural Resources Inc. .............................................................          245,700       7,380,828
       Chesapeake Energy Corp. ..................................................................          388,100      14,844,825
    (a)Denbury Resources Inc. ...................................................................          370,300      18,677,932
    (a)Spinnaker Exploration Co. ................................................................          334,600      21,645,274
                                                                                                                    --------------
                                                                                                                        62,548,859
                                                                                                                    --------------

       FINANCE 8.9%
       BlackRock Inc., A ........................................................................           80,200       7,107,324
       Brown & Brown Inc. .......................................................................          267,700      13,302,013
       Calamos Asset Management Inc., A .........................................................          115,600       2,853,008
    (a)CapitalSource Inc. .......................................................................          290,700       6,337,260
       Doral Financial Corp. (Puerto Rico) ......................................................          571,000       7,462,970
       East West Bancorp Inc. ...................................................................          264,000       8,986,560
       Financial Federal Corp. ..................................................................          226,700       9,022,660
    (a)Franklin Bank Corp. ......................................................................           27,600         445,740
    (a)GFI Group Inc. ...........................................................................          157,000       6,463,690
       Greater Bay Bancorp ......................................................................          237,800       5,859,392
       Jones Lang LaSalle Inc. ..................................................................          244,900      11,280,094
    (a)NCO Group Inc. ...........................................................................          615,200      12,710,032
       Radian Group Inc. ........................................................................          101,276       5,377,756
    (a)SVB Financial Group ......................................................................          188,200       9,154,048
       Umpqua Holdings Corp. ....................................................................          182,200       4,431,104
       Waddell & Reed Financial Inc., A .........................................................           75,100       1,453,936
       Westamerica Bancorp ......................................................................          108,700       5,614,355
                                                                                                                    --------------
                                                                                                                       117,861,942
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 45

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH SERVICES 7.6%
    (a)Apria Healthcare Group Inc. ..............................................................          226,600  $    7,230,806
    (a)Centene Corp. ............................................................................          247,100       6,184,913
    (a)Community Health Systems Inc. ............................................................           30,800       1,195,348
    (a)Coventry Health Care Inc. ................................................................          217,000      18,666,340
    (a)Express Scripts Inc. .....................................................................          147,900       9,199,380
    (a)LifePoint Hospitals Inc. .................................................................          107,800       4,714,094
    (a)Molina Healthcare Inc. ...................................................................           10,600         264,894
    (a)Pharmaceutical Product Development Inc. ..................................................          475,100      27,323,001
    (a)Sierra Health Services Inc. ..............................................................          332,600      22,906,162
    (a)Symbion Inc. .............................................................................          114,400       2,959,528
                                                                                                                    --------------
                                                                                                                       100,644,466
                                                                                                                    --------------

       HEALTH TECHNOLOGY 10.4%
    (a)Adolor Corp. .............................................................................          638,600       6,820,248
    (a)American Medical Systems Holdings Ltd. ...................................................          195,000       3,929,250
    (a)Angiotech Pharmaceuticals Inc. ...........................................................          514,700       7,216,094
       Biomet Inc. ..............................................................................          181,800       6,310,278
    (a)Charles River Laboratories International Inc. ............................................           67,000       2,922,540
    (a)Cytyc Corp. ..............................................................................          275,300       7,391,805
    (a)Digene Corp. .............................................................................          384,700      10,963,950
    (a)First Horizon Pharmaceutical Corp. .......................................................          152,700       3,034,149
    (a)Impax Laboratories Inc. ..................................................................          727,500       8,824,575
    (a)Kinetic Concepts Inc. ....................................................................          102,800       5,839,040
    (a)Kosan Biosciences Inc. ...................................................................          547,500       3,980,325
    (a)Medicines Co. ............................................................................          125,600       2,890,056
       Pall Corp. ...............................................................................          441,700      12,146,750
    (a)Pharmion Corp. ...........................................................................          153,800       3,354,378
       STERIS Corp. .............................................................................          474,700      11,293,113
    (a)Taro Pharmaceutical Industries Ltd. ......................................................          205,400       5,284,942
    (a)Telik Inc. ...............................................................................          198,800       3,252,368
    (a)Thoratec Corp. ...........................................................................          355,600       6,315,456
    (a)Varian Medical Systems Inc. ..............................................................          261,800      10,343,718
    (a)Waters Corp. .............................................................................          295,600      12,296,960
    (a)Wright Medical Group Inc. ................................................................          133,400       3,292,312
                                                                                                                    --------------
                                                                                                                       137,702,307
                                                                                                                    --------------

       INDUSTRIAL SERVICES 3.5%
    (a)Oil States International Inc. ............................................................          509,500      18,499,945
       Rowan Cos. Inc. ..........................................................................          242,600       8,609,874
    (a)Superior Energy Services Inc. ............................................................          818,600      18,901,474
                                                                                                                    --------------
                                                                                                                        46,011,293
                                                                                                                    --------------

       PROCESS INDUSTRIES 3.8%
       Ashland Inc. .............................................................................           56,000       3,093,440
       Bunge Ltd. ...............................................................................          277,400      14,596,788
       Cabot Corp. ..............................................................................          299,900       9,899,699


46 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                       SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES (CONT.)
    (a)FMC Corp. ................................................................................          153,200  $    8,766,104
    (a)Headwaters Inc. ..........................................................................           89,700       3,354,780
       Minerals Technologies Inc. ...............................................................          144,200       8,249,682
    (a)Rockwood Holdings Inc. ...................................................................          171,800       3,272,790
                                                                                                                    --------------
                                                                                                                        51,233,283
                                                                                                                    --------------

       PRODUCER MANUFACTURING 8.0%
       Autoliv Inc. (Sweden) ....................................................................            5,200         226,200
       Borg Warner Inc. .........................................................................           59,300       3,348,078
    (a)Flowserve Corp. ..........................................................................          752,800      27,364,280
       Gentex Corp. .............................................................................          592,400      10,307,760
       Gibraltar Industries Inc. ................................................................          220,687       5,047,112
    (a)Greatbatch Inc. ..........................................................................          226,800       6,223,392
       Kennametal Inc. ..........................................................................          402,000      19,714,080
    (a)Mettler-Toledo International Inc. (Switzerland) ..........................................          391,200      19,943,376
       Oshkosh Truck Corp. ......................................................................          326,800      14,104,688
                                                                                                                    --------------
                                                                                                                       106,278,966
                                                                                                                    --------------

       REAL ESTATE INVESTMENT TRUST 1.2%
    (a)MeriStar Hospitality Corp. ...............................................................        1,726,184      15,760,060
                                                                                                                    --------------

       RETAIL TRADE 3.3%
    (a)Cost Plus Inc. ...........................................................................          216,200       3,924,030
       Dollar General Corp. .....................................................................          768,800      14,099,792
    (a)Hot Topic Inc. ...........................................................................          317,850       4,882,176
       Tuesday Morning Corp. ....................................................................          465,500      12,042,485
    (a)Urban Outfitters Inc. ....................................................................          162,600       4,780,440
       Whole Foods Market Inc. ..................................................................           29,400       3,952,830
                                                                                                                    --------------
                                                                                                                        43,681,753
                                                                                                                    --------------

       TECHNOLOGY SERVICES 8.4%
    (a)Alliance Data Systems Corp. ..............................................................          252,400       9,881,460
    (a)Aspen Technology Inc. ....................................................................          261,100       1,631,875
       Autodesk Inc. ............................................................................           97,400       4,523,256
    (a)BearingPoint Inc. ........................................................................        1,222,700       9,280,293
    (a)Entrust Inc. .............................................................................          976,900       5,470,640
    (a)FileNET Corp. ............................................................................          632,600      17,649,540
       Global Payments Inc. .....................................................................          225,600      17,533,632
    (a)Hyperion Solutions Corp. .................................................................          575,500      27,998,075
    (a)JAMDAT Mobile Inc. .......................................................................           48,800       1,024,800
    (a)Marchex Inc., B ..........................................................................          330,200       5,468,112
    (a)NAVTEQ Corp. .............................................................................          164,200       8,201,790
    (a)Sapient Corp. ............................................................................          439,200       2,745,000
                                                                                                                    --------------
                                                                                                                       111,408,473
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 47

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                      SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TRANSPORTATION 3.5%
       C.H. Robinson Worldwide Inc. .............................................................          254,300  $   16,305,716
       Expeditors International of Washington Inc. ..............................................          144,700       8,216,066
       Forward Air Corp. ........................................................................          345,150      12,715,326
       Landstar System Inc. .....................................................................          235,400       9,423,062
                                                                                                                    --------------
                                                                                                                        46,660,170
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $958,679,276) ..................................................                    1,266,360,275
                                                                                                                    --------------

       SHORT TERM INVESTMENT (COST $49,131,690) 3.7%
       MONEY FUND 3.7%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       49,131,690      49,131,690
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,007,810,966) 99.1% ............................................                    1,315,491,965
       OTHER ASSETS, LESS LIABILITIES 0.9% ......................................................                       11,576,575
                                                                                                                    --------------
       NET ASSETS 100.0% ........................................................................                   $1,327,068,540
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


48 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                    COUNTRY        SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE PREFERRED STOCKS 0.8%
       FINANCE 0.1%
       Fannie Mae, 5.375%, cvt. pfd. .......................................    United Kingdom             12       $ 1,102,199
                                                                                                                    -----------
       HEALTH TECHNOLOGY 0.3%
       Schering-Plough Corp., 6.00%, cvt. pfd. .............................    United States          34,000         1,843,820
                                                                                                                    -----------
       INDUSTRIAL SERVICES 0.2%
       Allied Waste Industries Inc., 6.25%, cvt. pfd. ......................    United States          27,500         1,342,275
                                                                                                                    -----------
       PROCESS INDUSTRIES 0.2%
       Huntsman Corp., 5.00%, cvt. pfd. ....................................    United States          36,900         1,632,788
                                                                                                                    -----------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $6,291,935) ................                                          5,921,082
                                                                                                                    -----------

                                                                                               -------------------
                                                                                               PRINCIPAL AMOUNT(c)
                                                                                               -------------------
    (a)SENIOR FLOATING RATE INTERESTS 6.5%
       COMMUNICATIONS 0.8%
       Alaska Communications Systems Holdings Inc., Term Loan, 5.92%,
         2/01/12 ...........................................................    United States       2,870,000         2,914,545
       Hawaiian Telecom Communications Inc., Term Loan B, 6.28%,
         10/31/12 ..........................................................    United States       2,639,000         2,672,399
                                                                                                                    -----------
                                                                                                                      5,586,944
                                                                                                                    -----------
       CONSUMER DURABLES 0.6%
       Sealy Mattress Co., Term Loan D, 5.54 - 5.62%, 4/06/12 ..............    United States       2,418,921         2,448,781
       Stile Acquisition Corp. (Masonite), CAD Term Loan, 5.66 - 6.02%,
         4/05/13 ...........................................................       Canada           1,133,335         1,138,164
       Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
         5.66 - 6.02%, 4/05/13 .............................................    United States       1,135,265         1,140,103
                                                                                                                    -----------
                                                                                                                      4,727,048
                                                                                                                    -----------
       CONSUMER NON-DURABLES 0.3%
       Constellation Brands Inc., Term Loan B, 5.69 - 6.00%, 12/22/11 ......    United States       2,167,517         2,200,708
                                                                                                                    -----------
       CONSUMER SERVICES 1.8%
       Mission Broadcasting Inc., Term Loan B, 5.77%, 10/01/12 .............    United States       1,167,549         1,177,035
       Nexstar Broadcasting Group Inc., Term Loan B, 5.77%, 10/01/12 .......    United States       1,188,507         1,198,164
    (b)Penn National Gaming Inc., Term Loan B, 7.75%, 10/03/12 .............    United States       1,907,342         1,933,717
       R.H. Donnelley Inc.,
            Term Loan A3, 5.51 - 5.78%, 12/31/09 ...........................    United States         135,724           136,975
            Term Loan D, 5.27 - 5.78%, 6/30/11 .............................    United States       2,984,077         3,010,474
       Regal Cinemas Inc., Term Loan B, 6.02%, 11/10/10 ....................    United States       3,071,837         3,107,356
       UPC Financing Partnership, Term Loan H2, 6.00%, 9/30/12 .............     Netherlands        2,200,000         2,226,814
                                                                                                                    -----------
                                                                                                                     12,790,535
                                                                                                                    -----------


                                        Quarterly Statements of Investments | 49

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
    (a)SENIOR FLOATING RATE INTERESTS (CONT.)
       FINANCE 0.4%
       Fidelity National Information Services Inc., Term Loan B, 5.48%,
         3/09/13 ...........................................................    United States       2,905,572       $ 2,919,579
    (b)Lion Gables Realty LP, Term Loan B, 7.50%, 9/30/06 ..................    United States         346,000           348,271
                                                                                                                    -----------
                                                                                                                      3,267,850
                                                                                                                    -----------
       HEALTH SERVICES 0.8%
       LifePoint Hospitals Inc., Term Loan B, 5.44%, 4/15/12 ...............    United States       2,459,464         2,487,792
       PacifiCare Health Systems Inc., Term Loan B, 5.13 - 5.38%,
         12/13/10 ..........................................................    United States       3,076,750         3,088,928
                                                                                                                    -----------
                                                                                                                      5,576,720
                                                                                                                    -----------
       INDUSTRIAL SERVICES 0.1%
       Epco Holding Inc., Term Loan B, 6.04%, 8/18/10 ......................    United States         697,000           709,252
                                                                                                                    -----------
       PROCESS INDUSTRIES 0.3%
       Hexion Specialty Chemicals Inc.,
         Tranche B-1, 6.38%, 5/31/12 .......................................    United States         764,172           774,145
         Tranche B-3 CL, 3.59%, 5/31/12 ....................................    United States         187,747           190,197
       Resolution Europe BV Hexion, Tranche B-2, 6.56%, 5/31/12 ............     Netherlands        1,055,286         1,069,057
                                                                                                                    -----------
                                                                                                                      2,033,399
                                                                                                                    -----------
       REAL ESTATE INVESTMENT TRUSTS 0.6%
       Macerich Co.,
         Interim Loan Facility, 5.43%, 3/31/06 .............................    United States         720,000           721,350
         Term Loan B, 5.34%, 4/25/10 .......................................    United States       1,512,000         1,523,340
       Maguire Properties Inc., Term Loan B, 5.47%, 3/15/10 ................    United States       1,982,778         1,996,915
                                                                                                                    -----------
                                                                                                                      4,241,605
                                                                                                                    -----------
       RETAIL TRADE 0.5%
       The Jean Coutu Group (PJC) Inc., Term Loan B, 5.94%, 7/30/11 ........       Canada           2,190,949         2,228,777
       The William Carter Co., Term Loan B, 5.65 - 5.81%, 7/14/12 ..........    United States       1,171,219         1,190,251
                                                                                                                    -----------
                                                                                                                      3,419,028
                                                                                                                    -----------
       TECHNOLOGY SERVICES 0.3%
       SunGard Data Systems Inc., Term Loan, 6.28%, 2/11/13 ................    United States       2,227,418         2,259,900
                                                                                                                    -----------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $46,614,495) .............                                         46,812,989
                                                                                                                    -----------
       BONDS 40.8%
       COMMERCIAL SERVICES 1.2%
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
         5/17/07, 10.67% thereafter, 5/15/13 ...............................    United States       1,200,000           894,000
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........    United States       1,900,000         1,904,750
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .................    United States       2,900,000         3,045,000
    (d)R. R. Donnelley & Sons Co., 144A, 5.50%, 5/15/15 ....................    United States       2,900,000         2,877,441
                                                                                                                    -----------
                                                                                                                      8,721,191
                                                                                                                    -----------


50 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       COMMUNICATIONS 4.4%
       Dobson Cellular Systems Inc., senior secured note, 9.875%,
          11/01/12 .........................................................    United States       2,800,000       $ 3,080,000
       Inmarsat Finance PLC, senior note,
          7.625%, 6/30/12 ..................................................    United Kingdom      1,610,000         1,666,350
          zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12 ..............    United Kingdom        600,000           495,000
    (d)Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ............      Bermuda           3,400,000         3,438,250
       MCI Inc., senior note,
          7.688%, 5/01/09 ..................................................    United States       1,900,000         1,976,000
          8.735%, 5/01/14 ..................................................    United States         712,000           795,660
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13 .........................................................     Luxembourg         3,100,000         3,216,250
       Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 .........    United States       3,000,000         3,214,371
       Qwest Communications International Inc., senior note,
          7.50%, 2/15/14 ...................................................    United States       3,700,000         3,533,500
       (d)144A, 7.50%, 2/15/14 .............................................    United States         700,000           668,500
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
          12/15/12 .........................................................       Canada           3,100,000         3,293,750
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ......    United States       2,400,000         2,442,000
       Verizon New York Inc.,
          B, 7.375%, 4/01/32 ...............................................    United States         400,000           441,563
          senior deb., A, 6.875%, 4/01/12 ..................................    United States       3,200,000         3,427,843
                                                                                                                    -----------
                                                                                                                     31,689,037
                                                                                                                    -----------
       CONSUMER DURABLES 1.7%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................    United States       3,500,000         3,795,530
       General Motors Acceptance Corp.,
          7.25%, 3/02/11 ...................................................    United States       2,500,000         2,327,235
          6.875%, 8/28/12 ..................................................    United States       1,300,000         1,164,985
       General Motors Corp., senior deb., 8.25%, 7/15/23 ...................    United States       1,200,000           939,000
       Simmons Co., senior sub. note, 7.875%, 1/15/14 ......................    United States       1,600,000         1,480,000
       William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..............    United States       2,600,000         2,476,500
                                                                                                                    -----------
                                                                                                                     12,183,250
                                                                                                                    -----------
       CONSUMER NON-DURABLES 1.1%
       Smithfield Foods Inc., senior note,
          7.00%, 8/01/11 ...................................................    United States       1,600,000         1,640,000
          7.75%, 5/15/13 ...................................................    United States       1,500,000         1,582,500
       Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .............    United States       3,500,000         3,167,500
       Tyson Foods Inc., senior note, 8.25%, 10/01/11 ......................    United States       1,700,000         1,965,293
                                                                                                                    -----------
                                                                                                                      8,355,293
                                                                                                                    -----------
       CONSUMER SERVICES 10.4%
    (e)Adelphia Communications Corp., senior note, 10.875%,
          10/01/10 .........................................................    United States       1,600,000         1,200,000
       Advanstar Communications Inc., senior secured note, 10.75%,
          8/15/10 ..........................................................    United States       2,200,000         2,469,500


                                        Quarterly Statements of Investments | 51

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       AMC Entertainment Inc.,
          senior note, B, 8.625%, 8/15/12 ..................................    United States       1,100,000       $ 1,111,000
          senior sub. note, 9.875%, 2/01/12 ................................    United States       1,500,000         1,451,250
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .................    United States       3,200,000         3,228,000
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........    United States       1,500,000         1,462,500
       CanWest Media Inc.,
          senior note, B, 7.625%, 4/15/13 ..................................       Canada           2,100,000         2,296,875
          senior sub. note, 10.625%, 5/15/11 ...............................       Canada             700,000           764,750
    (d)CCH I LLC,
          senior disc. note, 144A, 9.92%, 4/01/11 ..........................    United States         395,000           292,300
          senior secured note, 144A, 11.00%, 10/01/15 ......................    United States         316,000           309,680
       CCH II LLC, senior note, 10.25%, 9/15/10 ............................    United States       3,100,000         3,193,000
       Cendant Corp., senior note, 7.375%, 1/15/13 .........................    United States       2,400,000         2,627,534
       Clear Channel Communications Inc., senior note, 5.75%, 1/15/13 ......    United States       3,500,000         3,468,325
       Comcast Corp., 5.65%, 6/15/35 .......................................    United States       3,400,000         3,189,186
       CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .....................    United States       2,100,000         1,974,000
       Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ..........    United States         668,000           784,900
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............    United States       2,200,000         2,439,250
       DIRECTV Holdings LLC, senior note,
          8.375%, 3/15/13 ..................................................    United States       1,400,000         1,534,750
       (d)144A, 6.375%, 6/15/15 ............................................    United States       1,000,000           997,500
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...................    United States       3,400,000         3,387,250
    (a)Emmis Communications Corp., senior note, FRN, 9.745%, 6/15/12 .......    United States         400,000           405,000
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............    United States       2,600,000         2,603,250
       Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ............    United States       2,500,000         2,526,223
       Interactive Corp., 7.00%, 1/15/13 ...................................    United States       2,600,000         2,744,966
       Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................    United States       3,400,000         3,111,058
    (d)Lighthouse International Co. SA, senior note, 144A, 8.00%,
          4/30/14 ..........................................................       Italy            2,600,000 EUR     3,317,044
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............    United States       3,200,000         3,048,000
    (d)MGM Mirage Inc., senior note, 144A, 6.625%, 7/15/15 .................    United States       3,600,000         3,577,500
       News America Inc., 5.30%, 12/15/14 ..................................    United States       3,300,000         3,298,858
       Park Place Entertainment, senior sub. note, 9.375%, 2/15/07 .........    United States       1,200,000         1,269,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ......    United States       2,900,000         3,001,500
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
          13.75% thereafter, 7/15/11 .......................................       Canada           1,800,000         1,838,250
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...........    United States       3,400,000         3,625,250
       Station Casinos Inc.,
          senior note, 6.00%, 4/01/12 ......................................    United States         800,000           803,000
          senior sub. note, 6.50%, 2/01/14 .................................    United States         700,000           703,500
          senior sub. note, 6.875%, 3/01/16 ................................    United States       1,800,000         1,833,750
                                                                                                                    -----------
                                                                                                                     75,887,699
                                                                                                                    -----------


52 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       ELECTRONIC TECHNOLOGY 1.6%
       Flextronics International Ltd., senior sub. note,
          6.50%, 5/15/13 ...................................................      Singapore           600,000       $   615,000
          6.25%, 11/15/14 ..................................................      Singapore         2,400,000         2,400,000
       L-3 Communications Corp., senior sub. note,
          5.875%, 1/15/15 ..................................................    United States       3,100,000         3,014,750
       (d)144A, 6.375%, 10/15/15 ...........................................    United States         400,000           405,000
       Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .................    United States       2,200,000         2,101,000
       Xerox Corp., senior note, 7.125%, 6/15/10 ...........................    United States       2,700,000         2,855,250
                                                                                                                    -----------
                                                                                                                     11,391,000
                                                                                                                    -----------
       ENERGY MINERALS 2.5%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ................    United States       3,500,000         3,447,500
       Kerr-McGee Corp., 6.95%, 7/01/24 ....................................    United States       2,800,000         2,915,357
    (d)Markwest Energy Partners LP, senior note, 144A, 6.875%,
          11/01/14 .........................................................    United States       2,600,000         2,587,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...............    United States       3,200,000         3,360,000
       Plains Exploration & Production Co., senior note, 7.125%,
          6/15/14 ..........................................................    United States       3,100,000         3,278,250
    (d)Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 ........    United States       2,200,000         2,241,250
                                                                                                                    -----------
                                                                                                                     17,829,357
                                                                                                                    -----------
       FINANCE 0.7%
       JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 .....................    United States       2,800,000         2,916,040
    (d)Lazard LLC, 144A, 7.125%, 5/15/15 ...................................    United States       2,300,000         2,287,723
                                                                                                                    -----------
                                                                                                                      5,203,763
                                                                                                                    -----------
       HEALTH SERVICES 1.9%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 .......................    United States       3,200,000         3,260,000
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ............       Germany          3,000,000         3,121,500
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...............    United States       3,100,000         2,906,250
       United Surgical Partners International Inc., senior sub. note,
          10.00%, 12/15/11 .................................................    United States       1,800,000         1,971,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 .........................................................    United States       2,500,000         2,675,000
                                                                                                                    -----------
                                                                                                                     13,933,750
                                                                                                                    -----------
       INDUSTRIAL SERVICES 0.9%
       Allied Waste North America Inc., senior secured note,
          6.50%, 11/15/10 ..................................................    United States       1,700,000         1,659,625
          B, 5.75%, 2/15/11 ................................................    United States         800,000           750,000
    (d)Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 ..............    United States       1,700,000         1,725,500
       Hanover Equipment Trust 01, senior secured note, B, 8.75%,
          9/01/11 ..........................................................    United States       2,000,000         2,135,000
                                                                                                                    -----------
                                                                                                                      6,270,125
                                                                                                                    -----------


                                        Quarterly Statements of Investments | 53

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       NON-ENERGY MINERALS 0.7%
    (d)Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..........................     Switzerland        2,200,000       $ 2,087,492
    (d)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .....................        Canada          3,300,000         3,135,000
                                                                                                                    -----------
                                                                                                                      5,222,492
                                                                                                                    -----------
       PROCESS INDUSTRIES 3.7%
       Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 .............        Canada          3,100,000         3,061,250
       BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .......    United States       3,300,000         3,687,750
       Crown European Holdings SA, senior secured note, 10.875%,
          3/01/13 ..........................................................        France          2,000,000         2,330,000
       Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................    United States       3,000,000         3,360,000
       JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................       Ireland          2,900,000         2,479,500
       Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................    United States       3,300,000         3,403,125
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 .........................................................    United States       3,300,000         3,201,000
       Rhodia SA, senior note, 10.25%, 6/01/10 .............................        France          3,200,000         3,400,000
       Stone Container Corp., senior note, 8.375%, 7/01/12 .................    United States       2,400,000         2,292,000
                                                                                                                    -----------
                                                                                                                     27,214,625
                                                                                                                    -----------
       PRODUCER MANUFACTURING 3.1%
       Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................    United States       3,400,000         3,612,500
(b),(d)Commercial Vehicle Group Inc., senior note, 144A, 8.00%,
          7/01/13 ..........................................................    United States       2,500,000         2,525,000
       Cummins Inc., senior note, 9.50%, 12/01/10 ..........................    United States       1,200,000         1,311,000
    (d)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................    United Kingdom      2,600,000         2,596,750
       Fimep SA, senior note, 10.50%, 2/15/13 ..............................        France          2,600,000         2,990,000
       Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........    United States       1,700,000         1,615,000
    (d)Nell AF Sarl, senior note, 144A 8.375%, 8/15/15 .....................      Luxembourg        2,200,000         2,161,500
       Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................    United States       2,800,000         2,590,000
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................    United States       3,000,000         3,270,000
                                                                                                                    -----------
                                                                                                                     22,671,750
                                                                                                                    -----------
       REAL ESTATE DEVELOPMENT 0.7%
       EOP Operating LP, 4.75%, 3/15/14 ....................................    United States       2,800,000         2,701,283
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........    United States       2,200,000         2,343,000
                                                                                                                    -----------
                                                                                                                      5,044,283
                                                                                                                    -----------
       REAL ESTATE INVESTMENT TRUST 0.5%
       Host Marriott LP, senior note,
          7.00%, 8/15/12 ...................................................    United States       1,200,000         1,222,500
          7.125%, 11/01/13 .................................................    United States       2,200,000         2,257,750
                                                                                                                    -----------
                                                                                                                      3,480,250
                                                                                                                    -----------
       RETAIL TRADE 0.7%
    (d)GSC Holdings Corp., 144A, 8.00%, 10/01/12 ...........................    United States       2,700,000         2,700,000
       Rite Aid Corp., senior note, 9.25%, 6/01/13 .........................    United States       2,800,000         2,674,000
                                                                                                                    -----------
                                                                                                                      5,374,000
                                                                                                                    -----------


54 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       TECHNOLOGY SERVICES 0.8%
    (d)SunGard Data Systems Inc.,
          senior note, 144A, 9.125%, 8/15/13 ...............................    United States       1,600,000       $ 1,666,000
          senior sub. note, 144A, 10.25%, 8/15/15 ..........................    United States       1,100,000         1,119,250
       UGS Corp., senior sub. note, 10.00%, 6/01/12 ........................    United States       2,500,000         2,750,000
                                                                                                                    -----------
                                                                                                                      5,535,250
                                                                                                                    -----------
       UTILITIES 4.2%
    (d)Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...............    United States       3,100,000         3,503,000
    (d)Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ............    United States       3,900,000         2,798,250
       Centerpoint Energy Inc., senior note,
          6.85%, 6/01/15 ...................................................    United States       1,600,000         1,764,656
          B, 7.25%, 9/01/10 ................................................    United States       1,200,000         1,304,206
    (d)Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
          7/15/13 ..........................................................    United States       3,000,000         3,360,000
       El Paso Corp., senior note, 7.875%, 6/15/12 .........................    United States       1,900,000         1,976,000
       El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ............    United States       2,500,000         2,611,935
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........    United States       2,200,000         2,461,250
       Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ..........    United States       1,700,000         1,642,530
    (d)Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ................    United States       3,200,000         3,272,000
       TXU Corp., 5.55%, 11/15/14 ..........................................    United States       3,400,000         3,244,712
       Utilicorp United Inc., senior note, 9.95%, 2/01/11 ..................    United States       2,300,000         2,593,250
                                                                                                                    -----------
                                                                                                                     30,531,789
                                                                                                                    -----------
       TOTAL BONDS (COST $295,222,115) .....................................                                        296,538,904
                                                                                                                    -----------
       CONVERTIBLE BONDS 0.4%
       ELECTRONIC TECHNOLOGY 0.4%
       Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ................    United States       1,300,000         1,287,000
       Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%,
          1/15/31 ..........................................................    United States       1,800,000         1,793,250
                                                                                                                    -----------
       TOTAL CONVERTIBLE BONDS (COST $2,638,041) ...........................                                          3,080,250
                                                                                                                    -----------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES 2.7%
       FINANCE 2.7%
       Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%,
          8/25/32 ..........................................................    United States         440,000           438,690
       Countrywide Asset-backed Certificates, 2005-11, AF4, 5.21%,
          2/25/36 ..........................................................    United States       1,275,000         1,243,324
       Countrywide Home Loan, 2005-12, 2A5, 5.245%, 2/25/36 ................    United States       2,750,000         2,749,890
       GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
          1/10/38 ..........................................................    United States         934,225           925,333
       JP Morgan Chase Commercial Mortgage Sec Corp.,
       (a)2004-CB9, A4, FRN, 5.381%, 6/12/41 ...............................    United States       5,096,445         5,278,639
          2004-LN2, A2, 5.115%, 7/15/41 ....................................    United States         412,616           415,140
    (d)Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ............    United States          49,152            49,026


                                        Quarterly Statements of Investments | 55

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONT.)
       FINANCE (CONT.)
    (d)Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%, 4/15/11 ...    United States         239,082       $   237,496
    (a)Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.433%, 6/15/38 ........    United States       4,000,000         4,128,059
       Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%,
          7/25/35 ..........................................................    United States       1,000,000           982,594
       Residential Asset Securities Corp.,
          2002-KS8, A4, 4.58%, 11/25/30 ....................................    United States         744,272           742,345
          2004-KS1, AI4, 4.213%, 4/25/32 ...................................    United States         500,000           495,132
       Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
          8/25/34 ..........................................................    United States       1,000,000           984,506
       Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 .........    United States       1,070,000         1,060,991
                                                                                                                    -----------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $19,922,618) ....................................                                         19,731,165
                                                                                                                    -----------
       MORTGAGE-BACKED SECURITIES 9.7%
    (a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.6%
       FHLMC, 2.375%, 4/15/06 ..............................................    United States       1,700,000         1,683,442
       FHLMC, 2.375%, 2/15/07 ..............................................    United States         300,000           292,261
       FHLMC, 4.375%, 7/17/15 ..............................................    United States       1,800,000         1,761,475
       FHLMC, 4.679%, 1/01/33 ..............................................    United States         515,737           517,657
       FHLMC, 4.875%, 11/15/13 .............................................    United States         150,000           152,684
                                                                                                                    -----------
                                                                                                                      4,407,519
                                                                                                                    -----------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.6%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .......................    United States       5,314,611         5,210,034
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .......................    United States       6,344,980         6,332,747
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ........................    United States       1,684,602         1,710,279
       FHLMC Gold 15 Year, 6.00%, 5/01/17 ..................................    United States          64,484            66,299
       FHLMC Gold 15 Year, 6.50%, 5/01/16 ..................................    United States          30,946            31,972
       FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35 ........................    United States       3,847,379         3,771,043
       FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/35 ........................    United States       9,138,389         9,146,512
       FHLMC Gold 30 Year, 6.00%, 4/01/33 - 8/01/34 ........................    United States       5,930,098         6,036,120
       FHLMC Gold 30 Year, 6.50%, 12/01/23 - 7/01/32 .......................    United States         529,811           546,631
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 6/01/32 ........................    United States         339,225           355,175
       FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ........................    United States           9,287             9,849
                                                                                                                    -----------
                                                                                                                     33,216,661
                                                                                                                    -----------
    (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.9%
       FNMA, 4.375%, 3/15/13 ...............................................    United States       1,600,000         1,581,667
       FNMA, 4.375%, 10/15/15 ..............................................    United States       1,000,000           979,749
       FNMA, 4.488%, 4/01/20 ...............................................    United States         313,657           308,779
       FNMA, 4.645%, 12/01/34 ..............................................    United States       2,044,006         2,040,925
       FNMA, 6.125%, 3/15/12 ...............................................    United States         900,000           978,372
       FNMA, 6.625%, 11/15/10 ..............................................    United States         350,000           383,131
                                                                                                                    -----------
                                                                                                                      6,272,623
                                                                                                                    -----------


56 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES (CONT.)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.2%
       FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ..............................    United States       1,052,485       $ 1,031,596
       FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 .............................    United States       1,429,893         1,427,626
       FNMA 15 Year, 5.50%, 10/01/16 - 1/01/18 .............................    United States         135,877           137,970
       FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ..............................    United States          55,287            56,898
       FNMA 15 Year, 7.00%, 5/01/12 ........................................    United States           7,942             8,302
       FNMA 30 Year, 5.00%, 4/01/34 - 10/01/35 .............................    United States       2,253,267         2,208,647
       FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35 ..............................    United States       7,913,458         7,917,073
       FNMA 30 Year, 6.00%, 6/01/34 - 10/01/34 .............................    United States       2,337,702         2,378,017
       FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32 ..............................    United States         998,223         1,029,978
       FNMA 30 Year, 7.00%, 2/01/29 - 1/01/32 ..............................    United States          38,037            39,862
       FNMA 30 Year, 7.50%, 9/01/31 ........................................    United States          72,634            76,894
                                                                                                                    -----------
                                                                                                                     16,312,863
                                                                                                                    -----------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.4%
       GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 ........................    United States       2,914,580         2,887,613
       GNMA I SF 30 Year, 5.50%, 12/15/32 - 9/15/34 ........................    United States       3,497,131         3,532,981
       GNMA I SF 30 Year, 6.00%, 1/15/33 ...................................    United States         340,820           349,269
       GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 ........................    United States          30,995            32,266
       GNMA I SF 30 Year, 7.50%, 9/15/30 ...................................    United States           5,618             5,968
       GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 ........................    United States         188,184           198,128
       GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .......................    United States         782,045           772,924
       GNMA II SF 30 Year, 6.00%, 11/20/34 .................................    United States       1,162,358         1,187,594
       GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 ........................    United States         591,418           612,393
       GNMA II SF 30 Year, 7.00%, 2/20/33 ..................................    United States         665,007           696,088
       GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 ........................    United States         153,066           161,857
                                                                                                                    -----------
                                                                                                                     10,437,081
                                                                                                                    -----------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $71,365,639) .................                                         70,646,747
                                                                                                                    -----------
       U.S. GOVERNMENT AND AGENCY SECURITIES 6.1%
       FHLMC,
          4.50%, 1/15/13 ...................................................    United States         580,000           576,689
          5.50%, 9/15/11 ...................................................    United States         300,000           314,352
          7.00%, 3/15/10 ...................................................    United States         300,000           330,065
       FNMA,
          4.25%, 5/15/09 ...................................................    United States         260,000           258,120
          5.00%, 1/15/07 ...................................................    United States         900,000           907,091
          5.00%, 4/15/15 ...................................................    United States         250,000           257,636
          5.25%, 6/15/06 ...................................................    United States         900,000           905,808
          5.25%, 1/15/09 ...................................................    United States         250,000           255,964
          5.50%, 3/15/11 ...................................................    United States         150,000           156,857
          6.00%, 12/15/05 ..................................................    United States         500,000           501,969
          6.00%, 5/15/11 ...................................................    United States         500,000           535,554
       U.S. Treasury Bond,
          4.875%, 2/15/12 ..................................................    United States       2,000,000         2,068,048
          6.125%, 11/15/27 .................................................    United States         150,000           181,037
          6.88%, 8/15/25 ...................................................    United States       2,290,000         2,952,850
          7.50%, 11/15/16 ..................................................    United States       4,200,000         5,317,267


                                        Quarterly Statements of Investments | 57

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       U.S. Treasury Note,
          1.625%, 10/31/05 .................................................    United States         700,000       $   699,289
          2.00%, 5/15/06 ...................................................    United States       1,000,000           988,008
          3.00%, 12/31/06 ..................................................    United States       1,430,000         1,410,226
          3.00%, 11/15/07 ..................................................    United States       1,500,000         1,465,314
          3.125%, 5/15/07 ..................................................    United States       2,500,000         2,459,768
          3.125%, 9/15/08 ..................................................    United States       1,500,000         1,456,641
          3.25%, 1/15/09 ...................................................    United States       4,900,000         4,760,085
          3.375%, 10/15/09 .................................................    United States         340,000           329,601
          3.50%, 12/15/09 ..................................................    United States       2,500,000         2,432,618
          4.00%, 4/15/10 ...................................................    United States         350,000           346,924
          4.00%, 11/15/12 ..................................................    United States         150,000           147,604
          4.00%, 2/15/15 ...................................................    United States         750,000           730,313
          4.25%, 8/15/13 ...................................................    United States         450,000           448,594
          4.25%, 11/15/13 ..................................................    United States       2,000,000         1,991,954
          4.25%, 8/15/14 ...................................................    United States       2,000,000         1,988,126
          4.375%, 8/15/12 ..................................................    United States       3,170,000         3,189,689
          4.75%, 5/15/14 ...................................................    United States       1,000,000         1,030,547
          5.00%, 8/15/11 ...................................................    United States       1,900,000         1,974,889
          5.625%, 5/15/08 ..................................................    United States         600,000           621,352
                                                                                                                    -----------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $44,511,211) ......                                         43,990,849
                                                                                                                    -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 31.4%
    (g)Bank of Thailand Bond, Strip, 6/08/06 ...............................      Thailand         43,500,000 THB     1,039,888
       French Treasury Note, 3.00%, 7/12/08 ................................       France           1,000,000 EUR     1,219,345
(a),(f)Government of Argentina, FRN, 4.005%, 8/03/12 .......................      Argentina        16,027,000        12,877,950
       Government of Austria,
          4.00%, 7/15/09 ...................................................       Austria          1,010,000 EUR     1,275,261
          4.65%, 1/15/18 ...................................................       Austria            500,000 EUR       682,042
          5.00%, 7/15/12 ...................................................       Austria             40,000 EUR        54,256
       Government of Belgium,
          4.75%, 9/28/06 ...................................................       Belgium            420,000 EUR       517,188
          5.00%, 9/28/12 ...................................................       Belgium            790,000 EUR     1,072,356
    (a)Government of Brazil,
          FRN, 4.313%, 4/15/12 .............................................       Brazil           3,957,110         3,901,473
          RG, FRN, 4.313%, 4/15/12 .........................................       Brazil           3,005,921         2,964,740
       Government of Canada,
          3.00%, 6/01/06 ...................................................       Canada           7,660,000 CAD     6,586,862
          3.25%, 12/01/06 ..................................................       Canada           8,980,000 CAD     7,729,510
          5.25%, 6/01/12 ...................................................       Canada             160,000 CAD       149,559
       Government of Finland,
          5.00%, 7/04/07 ...................................................      Finland             610,000 EUR       766,426
          5.75%, 2/23/11 ...................................................      Finland              50,000 EUR        69,021
       Government of France, 4.00%, 10/25/09 ...............................       France             943,000 EUR     1,194,301
       Government of Germany, 3.75%, 1/04/09 ...............................      Germany           1,070,000 EUR     1,334,477
       Government of the Hellenic Republic,
          4.65%, 4/19/07 ...................................................       Greece             190,000 EUR       236,115
          6.50%, 10/22/19 ..................................................       Greece             300,000 EUR       476,558


58 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY    PRINCIPAL AMOUNT(c)      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Government of Indonesia,
          11.00%, 10/15/14 .................................................      Indonesia     1,800,000,000 IDR   $   141,223
          13.15%, 3/15/10 ..................................................      Indonesia    13,925,000,000 IDR     1,299,047
          13.15%, 1/15/12 ..................................................      Indonesia     9,200,000,000 IDR       826,392
          14.00%, 6/15/09 ..................................................      Indonesia    12,950,000,000 IDR     1,254,139
          14.25%, 6/15/13 ..................................................      Indonesia    35,480,000,000 IDR     3,312,246
          14.275%, 12/15/13 ................................................      Indonesia    26,937,000,000 IDR     2,522,127
       Government of Italy,
          4.50%, 5/01/09 ...................................................        Italy             160,000 EUR       204,578
          5.50%, 11/01/10 ..................................................        Italy              43,000 EUR        58,272
       Government of Korea,
          3.75%, 9/10/07 ...................................................     South Korea    3,415,000,000 KRW     3,223,646
          4.50%, 3/05/06 ...................................................     South Korea    3,500,000,000 KRW     3,361,684
          4.50%, 9/03/06 ...................................................     South Korea    1,000,000,000 KRW       959,500
          4.50%, 9/09/08 ...................................................     South Korea      600,000,000 KRW       573,427
          4.75%, 3/12/08 ...................................................     South Korea    8,900,000,000 KRW     8,561,809
          6.90%, 1/16/07 ...................................................     South Korea    2,040,000,000 KRW     2,013,882
       Government of Malaysia,
          4.032%, 9/15/09 ..................................................       Malaysia         8,500,000 MYR     2,298,986
          4.305%, 2/27/09 ..................................................       Malaysia        29,725,000 MYR     8,079,724
       Government of Mexico,
          8.375%, 1/14/11 ..................................................       Mexico           3,775,000         4,355,972
       (a)FRN, 4.27%, 1/13/09 ..............................................       Mexico           1,480,000         1,508,120
       Government of the Netherlands,
          3.75%, 7/15/09 ...................................................     Netherlands           80,000 EUR       100,120
          4.25%, 7/15/13 ...................................................     Netherlands           90,000 EUR       117,407
          5.00%, 7/15/12 ...................................................     Netherlands          250,000 EUR       338,602
          5.75%, 2/15/07 ...................................................     Netherlands           90,000 EUR       113,117
       Government of New Zealand,
          6.00%, 11/15/11 ..................................................     New Zealand        1,600,000 NZD     1,115,203
          6.50%, 2/15/06 ...................................................     New Zealand        1,050,000 NZD       725,905
          6.50%, 4/15/13 ...................................................     New Zealand        4,010,000 NZD     2,883,255
          7.00%, 7/15/09 ...................................................     New Zealand        4,590,000 NZD     3,288,959
          8.00%, 11/15/06 ..................................................     New Zealand        2,710,000 NZD     1,912,321
       Government of Norway, 6.75%, 1/15/07 ................................       Norway          87,125,000 NOK    13,997,185
       Government of the Philippines,
          9.00%, 2/15/13 ...................................................     Philippines        6,610,000         7,080,632
          9.875%, 3/16/10 ..................................................     Philippines          100,000           111,135
       Government of Poland,
          5.75%, 9/23/22 ...................................................       Poland          12,900,000 PLN     4,380,643
          6.00%, 5/24/09 ...................................................       Poland          26,370,000 PLN     8,499,121
          6.25%, 10/24/15 ..................................................       Poland           7,700,000 PLN     2,662,387
          8.50%, 5/12/07 ...................................................       Poland           5,300,000 PLN     1,728,833
       Government of Russia, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
          3/31/30 ..........................................................       Russia           5,800,000         6,679,013
       Government of Singapore, 4.00%, 3/01/07 .............................      Singapore        14,150,000 SGD     8,561,162


                                        Quarterly Statements of Investments | 59

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY      PRINCIPAL AMOUNT(c)    VALUE
-------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Government of Slovakia,
          4.80%, 4/14/09 ...................................................    Slovak Republic    28,700,000 SKK   $   954,059
          4.90%, 2/11/14 ...................................................    Slovak Republic     7,300,000 SKK       255,376
          5.30%, 5/12/19 ...................................................    Slovak Republic    42,200,000 SKK     1,571,816
          7.50%, 3/13/12 ...................................................    Slovak Republic    59,000,000 SKK     2,301,010
       (g)Strip, 1/14/07 ...................................................    Slovak Republic   177,800,000 SKK     5,328,769
       Government of Spain,
          4.80%, 10/31/06 ..................................................         Spain            100,000 EUR       123,461
          5.00%, 7/30/12 ...................................................         Spain            350,000 EUR       474,232
          5.15%, 7/30/09 ...................................................         Spain            210,000 EUR       275,660
          6.00%, 1/31/08 ...................................................         Spain            260,000 EUR       337,570
          10.15%, 1/31/06 ..................................................         Spain             58,000 EUR        71,503
       Government of Sweden,
          3.50%, 4/20/06 ...................................................        Sweden         11,250,000 SEK     1,466,716
          5.00%, 1/28/09 ...................................................        Sweden         13,685,000 SEK     1,905,891
          5.50%, 10/08/12 ..................................................        Sweden         17,490,000 SEK     2,625,904
          6.50%, 5/05/08 ...................................................        Sweden          2,400,000 SEK       341,556
          8.00%, 8/15/07 ...................................................        Sweden         21,100,000 SEK     3,009,655
       (h)Index Linked, 3.50%, 12/01/15 ....................................        Sweden         25,200,000 SEK     4,302,955
       Government of Thailand,
          4.125%, 2/12/08 ..................................................        Thailand       17,000,000 THB       410,696
          8.00%, 12/08/06 ..................................................        Thailand      146,050,000 THB     3,724,818
          8.50%, 10/14/05 ..................................................        Thailand      275,700,000 THB     6,727,765
          8.50%, 12/08/08 ..................................................        Thailand       14,000,000 THB       378,131
       Government of Ukraine,
       (a)FRN, 7.343%, 8/05/09 .............................................        Ukraine         1,675,000         1,825,080
          Reg S, 6.875%, 3/04/11 ...........................................        Ukraine           390,000           411,879
          Reg S, 7.65%, 6/11/13 ............................................        Ukraine         1,790,000         1,972,670
       (d)144A, 6.875%, 3/04/11 ............................................        Ukraine         1,730,000         1,827,053
       (d)144A, 7.65%, 6/11/13 .............................................        Ukraine         3,800,000         4,187,600
       Government of Venezuela,
          9.25%, 9/15/27 ...................................................       Venezuela        1,377,000         1,628,302
          10.75%, 9/19/13 ..................................................       Venezuela          540,000           675,000
       (a)FRN, 4.64%, 4/20/11 ..............................................       Venezuela       10,610,000        10,461,991
       New South Wales Treasury Corp.,
          6.00%, 5/01/12 ...................................................       Australia        1,570,000 AUD     1,224,903
          6.50%, 5/01/06 ...................................................       Australia        2,123,000 AUD     1,627,960
          8.00%, 3/01/08 ...................................................       Australia        2,501,000 AUD     2,011,863
       Peru Bono Soberano,
          7.84%, 8/12/20 ...................................................         Peru             565,000 PEN       172,246
          Series 7, 8.60%, 8/12/17 .........................................         Peru          15,950,000 PEN     5,165,357
       Queensland Treasury Corp., 6.00%,
          10/14/15 .........................................................       Australia        1,280,000 AUD     1,005,107
          7/14/09 ..........................................................       Australia        3,820,000 AUD     2,966,987
          8/14/13 ..........................................................       Australia        1,220,000 AUD       958,197
                                                                                                                    -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $215,986,792) ..............................................                                        227,706,840
                                                                                                                    -----------
       TOTAL LONG TERM INVESTMENTS (COST $702,552,846) .....................                                        714,428,826
                                                                                                                    -----------


60 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                   COUNTRY      PRINCIPAL AMOUNT(c)    VALUE
--------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 0.7%
       FOREIGN GOVERNMENT SECURITIES 0.2%
    (g)Thailand Treasury Bill, 2/23/06 .....................................      Thailand         50,900,000 THB   $  1,225,345
    (g)Thailand Treasury Bill, 3/09/06 .....................................      Thailand         14,100,000 THB        338,768
                                                                                                                    ------------
       TOTAL FOREIGN GOVERNMENT SECURITIES (COST $1,675,771) ...............                                           1,564,113
                                                                                                                    ------------

                                                                                                 ----------------
                                                                                                      SHARES
                                                                                                 ----------------
       MONEY FUND (COST $3,369,702) 0.5%
    (i)Franklin Institutional Fiduciary Trust Money Market Portfolio .......    United States       3,369,702          3,369,702
                                                                                                                    ------------
       TOTAL INVESTMENTS (COST $707,598,319) 99.1% .........................                                         719,362,641
       OTHER ASSETS, LESS LIABILITIES 0.9% .................................                                           6,608,813
                                                                                                                    ------------
       NET ASSETS 100.0% ...................................................                                        $725,971,454
                                                                                                                    ============

CURRENCY ABBREVIATIONS:

AUD  -  Australian Dollar
CAD  -  Canadian Dollar
EUR  -  Euro
IDR  -  Indonesian Rupiah
KRW  -  South Korean Won
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
SKK  -  Slovak Koruna
THB  -  Thai Baht

See Selected Portfolio Abbreviations on page 118.

(a)   The coupon rate shown represents the rate at period end.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $61,950,105, representing 8.53% of net assets.

(e)   Defaulted security.

(f) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on exdate.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(h)   Redemption price at maturity is adjusted for inflation.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                     See Notes to Statements of Investments.| 61

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES 67.1%
    (a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.2%
       FHLMC, 4.511%, 6/01/22 ...................................................................  $       491,592   $     502,133
       FHLMC, 4.628%, 2/01/19 ...................................................................          556,609         569,808
                                                                                                                     -------------
                                                                                                                         1,071,941
                                                                                                                     -------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 10.6%
       FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08 .............................................          285,289         293,202
       FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 .............................................       12,698,142      12,457,107
       FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 .............................................        6,580,108       6,587,118
       FHLMC Gold 30 Year, 5.50%, 11/01/34 ......................................................       13,313,772      13,325,731
       FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/34 .............................................       14,775,245      15,042,133
       FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 ............................................        8,066,795       8,313,819
       FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 ............................................        2,818,863       2,951,515
       FHLMC Gold 30 Year, 7.50%, 11/01/22 - 5/01/24 ............................................          229,515         244,117
       FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 .............................................           98,544         105,447
       FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 .............................................        4,155,475       4,530,501
       FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 ...............................................           30,841          32,850
       FHLMC PC 30 Year, 8.50%, 9/01/20 .........................................................            6,459           7,014
                                                                                                                     -------------
                                                                                                                        63,890,554
                                                                                                                     -------------

    (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.8%
       FNMA, 4.752%, 1/01/18 ....................................................................        2,516,841       2,562,697
       FNMA, 4.886%, 9/01/18 ....................................................................          866,331         889,886
       FNMA, 5.086%, 2/01/19 ....................................................................          489,240         498,021
       FNMA, 5.22%, 7/01/19 .....................................................................          666,812         676,195
       FNMA, 5.451%, 3/01/20 ....................................................................          277,480         285,122
                                                                                                                     -------------
                                                                                                                         4,911,921
                                                                                                                     -------------

       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.6%
       FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 ..................................................        3,005,116       3,051,420
       FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17 ...................................................        3,302,667       3,398,827
       FNMA 15 Year, 8.00%, 8/01/19 - 6/01/20 ...................................................           86,027          92,205
       FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ...................................................       11,963,405      11,724,644
       FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 ..................................................       24,402,188      24,415,742
       FNMA 30 Year, 5.50%, 4/01/34 .............................................................        6,867,588       6,844,067
       FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 ..................................................        5,885,253       5,986,905
       FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ...................................................        5,159,283       5,331,577
       FNMA 30 Year, 7.00%, 5/01/24 - 9/01/31 ...................................................          508,599         533,002
       FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ...................................................          268,624         285,133
       FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ...................................................          632,594         678,549
       FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 ..................................................           29,231          31,840
       FNMA 30 Year, 9.00%, 10/01/26 ............................................................        1,193,525       1,313,751
                                                                                                                     -------------
                                                                                                                        63,687,662
                                                                                                                     -------------


62 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       MORTGAGE-BACKED SECURITIES (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 44.9%
       GNMA I SF 30 Year, 5.00%, 7/15/33 - 8/15/34 ..............................................  $    24,760,415   $  24,541,086
       GNMA I SF 30 Year, 5.50%, 11/15/28 - 9/15/34 .............................................       49,870,158      50,390,966
       GNMA I SF 30 Year, 6.00%, 11/15/23 - 3/15/34 .............................................       16,492,698      16,910,766
       GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/34 ..............................................       18,211,828      18,975,525
       GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ..............................................        6,288,932       6,635,144
       GNMA I SF 30 Year, 7.25%, 11/15/25 .......................................................           47,063          49,873
       GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32 ..............................................        3,112,047       3,319,182
       GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ..............................................        1,476,663       1,581,774
       GNMA I SF 30 Year, 8.25%, 4/15/25 ........................................................          153,549         167,899
       GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 .............................................          328,711         361,526
       GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/20 ..............................................          187,973         205,215
       GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ..............................................          507,488         561,860
       GNMA I SF 30 Year, 10.00%, 8/15/17 - 8/15/21 .............................................          433,853         487,170
       GNMA II SF 30 Year, 5.00%, 9/20/33 .......................................................       18,115,025      17,903,804
       GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 ...........................................        7,732,355       7,642,168
       GNMA II SF 30 Year, 5.00%, 8/20/35 .......................................................       10,833,012      10,695,902
       GNMA II SF 30 Year, 5.50%, 6/15/33 .......................................................        6,507,717       6,575,728
       GNMA II SF 30 Year, 5.50%, 5/20/34 .......................................................        1,078,224       1,087,088
       GNMA II SF 30 Year, 5.50%, 6/20/34 - 6/20/35 .............................................       21,142,301      21,315,729
       GNMA II SF 30 Year, 5.50%, 11/20/34 ......................................................        6,435,217       6,488,122
       GNMA II SF 30 Year, 5.50%, 12/20/34 ......................................................       16,116,304      16,248,800
       GNMA II SF 30 Year, 5.50%, 1/20/35 .......................................................        4,596,889       4,634,955
       GNMA II SF 30 Year, 6.00%, 11/20/23 - 11/20/34 ...........................................        6,978,738       7,131,093
       GNMA II SF 30 Year, 6.00%, 6/20/34 .......................................................        8,997,151       9,192,486
       GNMA II SF 30 Year, 6.00%, 7/20/34 .......................................................        6,014,673       6,145,021
       GNMA II SF 30 Year, 6.00%, 9/20/34 .......................................................       12,813,820      13,091,681
       GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 ............................................        7,380,100       7,647,225
       GNMA II SF 30 Year, 7.00%, 8/20/29 - 11/20/32 ............................................        9,231,815       9,666,325
       GNMA II SF 30 Year, 7.50%, 11/20/16 - 5/20/33 ............................................        1,309,988       1,390,199
       GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 .............................................           96,279         102,635
       GNMA II SF 30 Year, 9.50%, 4/20/25 .......................................................           22,600          25,157
                                                                                                                     -------------
                                                                                                                       271,172,104
                                                                                                                     -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $405,041,581) .....................................                      404,734,182
                                                                                                                     -------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 21.4%
       FFCB,
         4.45%, 8/27/10 .........................................................................       15,000,000      14,955,345
         4.50%, 7/09/07 .........................................................................       10,000,000      10,022,110
       FHLB,
         2.25%, 5/15/06 .........................................................................       25,000,000      24,697,675
         2.625%, 5/15/07 ........................................................................       15,000,000      14,596,440
         4.875%, 5/15/07 ........................................................................        5,000,000       5,038,380
       FICO, Strip,
         Series 15, zero cpn., 3/07/16 ..........................................................       15,000,000       9,089,160
         Series 16, zero cpn., 10/05/10 .........................................................        4,745,000       3,819,227


                                        Quarterly Statements of Investments | 63

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       HUD, 96-A,
         7.63%, 8/01/14 .........................................................................  $     4,980,000   $   5,008,884
         7.66%, 8/01/15 .........................................................................        5,000,000       5,028,500
       SBA,
         4.85%, 6/25/19 .........................................................................          700,113         711,790
         5.125%, 3/25/18 ........................................................................          971,776       1,001,523
         6.00%, 9/01/18 .........................................................................        4,406,884       4,566,474
         6.45%, 12/01/15 ........................................................................        1,578,334       1,633,003
         6.70%, 12/01/16 ........................................................................        1,763,284       1,837,866
         6.85%, 7/01/17 .........................................................................        1,726,588       1,809,581
       Tennessee Valley Authority,
         Strip, zero cpn., 4/15/42 ..............................................................        6,000,000       4,638,240
         5.98%, 4/01/36 .........................................................................       10,000,000      11,404,720
       U.S. Treasury Note,
         3.75%, 5/15/08 .........................................................................        1,000,000         989,610
         4.75%, 5/15/14 .........................................................................        8,000,000       8,244,376
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $125,415,217) ..........................                      129,092,904
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $530,456,798) ..........................................                      533,827,086
                                                                                                                     -------------

       SHORT TERM INVESTMENT (COST $67,239,551) 11.1%
       REPURCHASE AGREEMENT 11.1%
    (b)Joint Repurchase Agreement, 3.668%, 10/03/05 (Maturity Value $67,260,104) ................       67,239,551      67,239,551
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $6,320,432)
         Banc of America Securities LLC (Maturity Value $6,320,432)
         Barclays Capital Inc. (Maturity Value $6,320,432)
         Bear, Stearns & Co. Inc. (Maturity Value $4,013,410)
         BNP Paribas Securities Corp. (Maturity Value $6,320,432)
         Deutsche Bank Securities Inc. (Maturity Value $3,010,563)
         Goldman, Sachs & Co. (Maturity Value $6,320,432)
         Greenwich Capital Markets Inc. (Maturity Value $3,812,302)
         Lehman Brothers Inc. (Maturity Value $5,659,265)
         Merrill Lynch Government Securities Inc. (Maturity Value $6,320,432)
         Morgan Stanley & Co. Inc. (Maturity Value $6,320,432)
         UBS Securities LLC (Maturity Value $6,521,540)
         Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%,
          2/15/06 - 8/16/10; (c)U.S. Government Agency Discount Notes,
          10/07/05 - 9/22/08; and U.S. Treasury Notes, 2.50 - 6.875%,
          5/15/06 - 7/15/10
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $597,696,349) 99.6% ..............................................                      601,066,637
       OTHER ASSETS, LESS LIABILITIES 0.4% ......................................................                        2,612,973
                                                                                                                     -------------
       NET ASSETS 100.0% ........................................................................                    $ 603,679,610
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 118.

(a)   The coupon rate shown represents the rate at period end.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.


64 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2005                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 83.4%
       FHLB, 2.50%, 3/15/06 .....................................................................  $     5,300,000   $   5,262,958
       FICO, 19, Strip, 12/06/05 ................................................................       10,000,000       9,933,550
       FICO, Strip, 10/06/05 ....................................................................       11,400,000      11,396,386
       FNMA, 0%,11/04/05 ........................................................................        2,000,000       1,993,502
       FNMA, 1, Strip, 2/01/06 ..................................................................        4,307,000       4,249,545
       FNMA, 1, Strip, 8/01/06 ..................................................................          530,000         510,415
       FNMA, Strip, 2/12/06 .....................................................................          250,000         246,296
       REFCO, Strip, 1/15/06 ....................................................................        6,500,000       6,434,077
       REFCO, Strip, 4/15/06 ....................................................................        3,000,000       2,939,721
       Tennessee Valley Authority, Strip, 10/15/05 ..............................................        1,000,000         998,722
       U.S. Treasury, Strip, 2/15/06 ............................................................       31,500,000      31,087,381
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $74,902,206) ...........................                       75,052,553
                                                                                                                     -------------

       SHORT TERM INVESTMENT (COST $15,009,003) 16.7%
       REPURCHASE AGREEMENT 16.7%
    (a)Joint Repurchase Agreement, 3.668%, 10/03/05 (Maturity Value $15,013,591) ................       15,009,003      15,009,003
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,410,827)
         Banc of America Securities LLC (Maturity Value $1,410,827)
         Barclays Capital Inc. (Maturity Value $1,410,827)
         Bear, Stearns & Co. Inc. (Maturity Value $895,862)
         BNP Paribas Securities Corp. (Maturity Value $1,410,827)
         Deutsche Bank Securities Inc. (Maturity Value $672,008)
         Goldman, Sachs & Co. (Maturity Value $1,410,827)
         Greenwich Capital Markets Inc. (Maturity Value $850,970)
         Lehman Brothers Inc. (Maturity Value $1,263,244)
         Merrill Lynch Government Securities Inc. (Maturity Value $1,410,827)
         Morgan Stanley & Co. Inc. (Maturity Value $1,410,827)
         UBS Securities LLC (Maturity Value $1,455,718)
           Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%, 2/15/06 - 8/16/10;
             (b)U.S. Government Agency Discount Notes, 10/07/05 - 9/22/08; and U.S. Treasury Notes,
                2.50 - 6.875%, 5/15/06 - 7/15/10
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $89,911,209) 100.1% ..............................................                       90,061,556
       OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................................                          (65,732)
                                                                                                                     -------------
       NET ASSETS 100.0% ........................................................................                    $  89,995,824
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 118.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                     See Notes to Statements of Investments.| 65

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2010                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 91.1%
       FHLMC, Strip, 7/15/10 ....................................................................  $    11,150,000   $   9,050,154
       FHLMC, Strip, 1/15/11 ....................................................................       10,629,000       8,411,132
       FICO, Strip, 19, 6/06/10 .................................................................        9,800,000       7,989,362
       FICO, Strip, A, 8/08/10 ..................................................................        7,000,000       5,668,649
       FNMA, Strip, 8/12/09 .....................................................................        1,975,000       1,661,964
       FNMA, Strip, 8/01/10 .....................................................................        8,250,000       6,542,308
       FNMA, Strip, 8/12/10 .....................................................................        1,230,000         995,623
       REFCO, Strip, 10/15/10 ...................................................................       10,000,000       8,151,970
       Tennessee Valley Authority, Strip, 1/01/10 ...............................................          412,000         333,816
       Tennessee Valley Authority, Strip, 4/15/10 ...............................................       12,000,000       9,814,716
       Tennessee Valley Authority, Strip, 10/15/10 ..............................................        1,320,000       1,059,600
       Tennessee Valley Authority, Strip, 1/15/11 ...............................................       10,669,000       8,428,681
       Tennessee Valley Authority, Strip, 10/15/11 ..............................................        7,295,000       5,557,389
       U.S. Treasury, Strip, 2/15/11 ............................................................       35,671,000      28,554,029
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $95,474,784) ...........................                      102,219,393
                                                                                                                     -------------

       OTHER SECURITIES - AAA RATED 7.7%
       International Bank for Reconstruction & Development, 2/15/11 .............................        1,392,000       1,076,901
       International Bank for Reconstruction & Development, 2/15/12 .............................        2,800,000       2,058,616
       International Bank for Reconstruction & Development, 2/15/13 .............................        3,287,000       2,287,841
       International Bank for Reconstruction & Development, 8/15/13 .............................        4,100,000       2,777,976
       International Bank for Reconstruction & Development, Series 2, 2/15/11 ...................          500,000         386,818
                                                                                                                     -------------
       TOTAL OTHER SECURITIES - AAA RATED (COST $7,465,124) .....................................                        8,588,152
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $102,939,908) ..........................................                      110,807,545
                                                                                                                     -------------


66 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2010                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $1,510,929) 1.3%
       REPURCHASE AGREEMENT 1.3%
    (a)Joint Repurchase Agreement, 3.668%, 10/03/05 (Maturity Value $1,511,391) .................  $     1,510,929   $   1,510,929
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $142,025)
         Banc of America Securities LLC (Maturity Value $142,025)
         Barclays Capital Inc. (Maturity Value $142,025)
         Bear, Stearns & Co. Inc. (Maturity Value $90,186)
         BNP Paribas Securities Corp. (Maturity Value $142,025)
         Deutsche Bank Securities Inc. (Maturity Value $67,651)
         Goldman, Sachs & Co. (Maturity Value $142,025)
         Greenwich Capital Markets Inc. (Maturity Value $85,667)
         Lehman Brothers Inc. (Maturity Value $127,168)
         Merrill Lynch Government Securities Inc. (Maturity Value $142,025)
         Morgan Stanley & Co. Inc. (Maturity Value $142,025)
         UBS Securities LLC (Maturity Value $146,544)
           Collateralized by U.S. Government Agency Securities, 1.875 - 7.25%, 2/15/06 - 8/16/10;
             (b)U.S. Government Agency Discount Notes, 10/07/05 - 9/22/08; and U.S. Treasury
                 Notes, 2.50 - 6.875%, 5/15/06 - 7/15/10
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $104,450,837) 100.1% .............................................                      112,318,474
       OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................................                          (95,718)
                                                                                                                     -------------
       NET ASSETS 100.0% ........................................................................                    $ 112,222,756
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 118.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2005, all repurchase agreements had been entered into on that date.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                     See Notes to Statements of Investments.| 67

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 88.4%
       AEROSPACE & DEFENSE 0.2%
       Northrop Grumman Corp. ..................................................   United States            25,000   $   1,358,750
                                                                                                                     -------------
       AIRLINES 0.4%
    (a)ACE Aviation Holdings Inc. ..............................................       Canada              104,010       3,179,302
(a),(b)ACE Aviation Holdings Inc., A, 144A .....................................       Canada                5,465         167,050
    (a)ACE Aviation Holdings Inc., B ...........................................       Canada                   76           2,329
(a),(c)Air Canada Inc., Contingent Distribution ................................       Canada           15,269,146              --
                                                                                                                     -------------
                                                                                                                         3,348,681
                                                                                                                     -------------
       AUTOMOBILES 0.2%
       Hero Honda Motors Ltd. ..................................................       India                90,500       1,527,722
                                                                                                                     -------------
       BEVERAGES 6.3%
       Brown-Forman Corp., A ...................................................   United States             7,400         456,950
       Brown-Forman Corp., B ...................................................   United States            21,560       1,283,683
       Carlsberg AS, A .........................................................      Denmark                7,100         392,850
       Carlsberg AS, B .........................................................      Denmark              236,075      13,803,777
       Coca-Cola Enterprises Inc. ..............................................   United States           268,400       5,233,800
       Diageo PLC ..............................................................   United Kingdom          474,240       6,815,475
       Fomento Economico Mexicano SA de CV (Femsa), ADR ........................       Mexico               60,300       4,216,176
       Heineken Holding NV, A ..................................................    Netherlands            121,262       3,575,876
    (a)Lotte Chilsung Beverage Co. Ltd. ........................................    South Korea              2,610       2,481,188
       Pernod Ricard SA ........................................................       France               82,985      14,654,857
                                                                                                                     -------------
                                                                                                                        52,914,632
                                                                                                                     -------------
       CHEMICALS 1.2%
       Givaudan AG .............................................................    Switzerland              7,750       4,964,072
       Linde AG ................................................................      Germany               53,800       3,972,394
    (a)Sika AG .................................................................    Switzerland              1,200         914,197
                                                                                                                     -------------
                                                                                                                         9,850,663
                                                                                                                     -------------
       COMMERCIAL BANKS 5.5%
       Allied Irish Banks PLC ..................................................      Ireland              445,000       9,474,118
       Bank of Ireland .........................................................      Ireland              273,870       4,329,427
       BNP Paribas SA ..........................................................      France                46,200       3,512,875
(a),(d)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .........................       Japan               671,524         956,922
       Danske Bank .............................................................      Denmark              101,550       3,107,956
(a),(d)Elephant Capital Holdings Ltd. ..........................................       Japan                   755       1,434,279
       Foreningssparbanken AB, A ...............................................      Sweden               342,700       8,294,447
       Mitsubishi UFJ Financial Group Inc. .....................................       Japan                 1,186      15,569,515
                                                                                                                     -------------
                                                                                                                        46,679,539
                                                                                                                     -------------


68 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL DISCOVERY SECURITIES FUND                                           COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           COMMERCIAL SERVICES & SUPPLIES 0.1%
           Comdisco Holding Co. Inc. ...........................................   United States                16  $         282
        (c)Comdisco, Contingent Distribution ...................................   United States         2,066,357             --
           Fursys Inc. .........................................................    South Korea             32,640        620,895
    (a),(c)Safety Kleen Corp., Contingent Distribution .........................   United States            31,000             --
                                                                                                                    -------------
                                                                                                                          621,177
                                                                                                                    -------------
           COMPUTERS & PERIPHERALS 0.0%(e)
    (a),(d)DecisionOne Corp. ...................................................   United States            21,716         15,483
                                                                                                                    -------------
           CONSTRUCTION MATERIALS 0.6%
           Ciments Francais SA .................................................       France               22,650      2,627,578
           Hanil Cement Manufacturing Co. Ltd. .................................    South Korea             32,750      2,134,164
                                                                                                                    -------------
                                                                                                                        4,761,742
                                                                                                                    -------------
           CONSUMER FINANCE 0.3%
           MBNA Corp. ..........................................................   United States            79,100      1,949,024
        (a)Providian Financial Corp. ...........................................   United States            39,400        696,592
                                                                                                                    -------------
                                                                                                                        2,645,616
                                                                                                                    -------------
           CONTAINERS & PACKAGING 0.6%
           Temple-Inland Inc. ..................................................   United States           128,400      5,245,140
                                                                                                                    -------------
           DISTRIBUTORS 0.2%
           Compania de Distribucion Integral Logista SA ........................       Spain                30,900      1,597,302
                                                                                                                    -------------
           DIVERSIFIED FINANCIAL SERVICES 4.7%
           Brascan Corp., A ....................................................       Canada               21,350        994,998
           Euronext ............................................................    Netherlands            145,300      6,396,526
           Fortis Group NV .....................................................      Belgium              336,800      9,737,497
           Guinness Peat Group PLC .............................................    New Zealand          1,844,780      2,718,148
           Jardine Matheson Holdings Ltd. ......................................     Hong Kong             423,364      7,239,524
           Jardine Strategic Holdings Ltd. .....................................     Hong Kong             937,700      9,564,540
           Leucadia National Corp. .............................................   United States            52,170      2,248,527
           London Stock Exchange PLC ...........................................   United Kingdom           44,300        445,265
    (a),(c)Marconi Corp., Contingent Distribution ..............................   United Kingdom        1,739,100             --
        (b)Spinrite Income Fund, 144A ..........................................       Canada               25,700        279,853
                                                                                                                    -------------
                                                                                                                       39,624,878
                                                                                                                    -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
(a),(d),(f)AboveNet Inc. .......................................................   United States            16,706        400,332
(a),(c),(f)AboveNet Inc., Contingent Distribution ..............................   United States         2,312,000             --
(a),(d),(f)AboveNet Inc., wts., 9/08/08 ........................................   United States               550          2,200
(a),(d),(f)AboveNet Inc., wts., 9/08/10 ........................................   United States               647            518


                                        Quarterly Statements of Investments | 69

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
       Belgacom SA .............................................................      Belgium               45,400   $   1,539,640
       Chunghwa Telecom Co. Ltd., ADR ..........................................       Taiwan              124,445       2,303,477
(a),(c)Global Crossing Holdings Ltd., Contingent Distribution ..................   United States         2,236,777              --
       Koninklijke KPN NV ......................................................    Netherlands            174,400       1,564,031
       MCI Inc. ................................................................   United States           120,034       3,045,263
    (a)NTL Inc. ................................................................   United Kingdom           86,731       5,793,631
       Sprint Nextel Corp. .....................................................   United States            15,295         363,715
(a),(c)Telewest Communications PLC, Contingent Distribution ....................   United Kingdom        2,541,312              --
(a),(c)Telewest Finance Ltd., Contingent Distribution ..........................   United Kingdom          274,000              --
    (a)Telewest Global Inc. ....................................................   United Kingdom          156,135       3,583,298
       Verizon Communications Inc. .............................................   United States            89,400       2,922,486
                                                                                                                     -------------
                                                                                                                        21,518,591
                                                                                                                     -------------
       ELECTRIC UTILITIES 0.3%
       E.ON AG .................................................................      Germany               31,250       2,877,657
(a),(b)Entegra/Union Power, 144A ...............................................   United States             9,095              --
                                                                                                                     -------------
                                                                                                                         2,877,657
                                                                                                                     -------------
       FOOD & STAPLES RETAILING 1.6%
       Carrefour SA ............................................................       France              242,900      11,177,885
    (a)Kroger Co. ..............................................................   United States            25,000         514,750
(a),(b)RHM PLC, 144A ...........................................................   United Kingdom          386,200       2,088,994
                                                                                                                     -------------
                                                                                                                        13,781,629
                                                                                                                     -------------
       FOOD PRODUCTS 9.4%
       Cadbury Schweppes PLC ...................................................   United Kingdom          402,627       4,061,059
       CSM NV ..................................................................    Netherlands            381,836      10,833,008
       Farmer Brothers Co. .....................................................   United States            61,700       1,245,723
       General Mills Inc. ......................................................   United States            57,700       2,781,140
       Groupe Danone ...........................................................      France                83,650       9,015,222
       Lotte Confectionary Co. Ltd. ............................................    South Korea              5,166       5,297,192
       Nestle SA ...............................................................    Switzerland             66,060      19,344,594
       Nong Shim Co. Ltd. ......................................................    South Korea             17,207       4,460,464
       Orkla ASA ...............................................................      Norway               512,170      19,440,977
       Rieber & Son ASA ........................................................      Norway               371,700       3,037,553
                                                                                                                     -------------
                                                                                                                        79,516,932
                                                                                                                     -------------
       GAS UTILITIES 0.1%
       Northwestern Corp. ......................................................   United States            18,132         547,405
(a),(c)Northwestern Corp., Contingent Distribution .............................   United States           550,000          41,250
                                                                                                                     -------------
                                                                                                                           588,655
                                                                                                                     -------------
       HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
       Guidant Corp. ...........................................................   United States            41,600       2,865,824
                                                                                                                     -------------


70 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       HEALTH CARE PROVIDERS & SERVICES 1.0%
(a),(f)Kindred Healthcare Inc. .................................................   United States            57,508   $   1,628,052
(a),(f)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ......................   United States                14              32
(a),(f)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......................   United States                42              97
(a),(f)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......................   United States                28             539
(a),(f)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......................   United States               184             839
(a),(f)Kindred Healthcare Inc., wts., Series A, 4/20/06 ........................   United States             5,258         149,803
(a),(f)Kindred Healthcare Inc., wts., Series B, 4/20/06 ........................   United States            13,145         331,300
       MDS Inc. ................................................................      Canada                82,800       1,488,219
    (a)PacifiCare Health Systems Inc. ..........................................   United States            36,700       2,927,926
       Rhoen-Klinikum AG .......................................................      Germany               26,900       1,021,879
    (a)Wellchoice Inc. .........................................................   United States            12,700         963,930
                                                                                                                     -------------
                                                                                                                         8,512,616
                                                                                                                     -------------
       HOTELS, RESTAURANTS & LEISURE 0.3%
    (a)FHC Delaware Inc. .......................................................   United States            49,920         173,517
       Hilton Group ............................................................   United Kingdom          142,200         788,607
(a),(c)Trump Atlantic, Contingent Distribution .................................   United States         1,841,000          68,154
    (a)Trump Entertainment Resorts Inc. ........................................   United States            66,767       1,196,464
                                                                                                                     -------------
                                                                                                                         2,226,742
                                                                                                                     -------------
       HOUSEHOLD DURABLES 0.1%
       Hunter Douglas NV .......................................................    Netherlands             20,799         990,643
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 1.1%
       Siemens AG ..............................................................      Germany               70,100       5,405,986
       Tyco International Ltd. .................................................   United States           139,500       3,885,075
                                                                                                                     -------------
                                                                                                                         9,291,061
                                                                                                                     -------------
       INSURANCE 8.2%
    (a)Alleghany Corp. .........................................................   United States             3,759       1,150,254
    (a)Berkshire Hathaway Inc., A ..............................................   United States                45       3,690,000
    (a)Berkshire Hathaway Inc., B ..............................................   United States            12,450      34,000,950
       Catlin Group ............................................................   United Kingdom          495,500       4,351,243
       E-L Financial Corp. Ltd. ................................................      Canada                 8,478       3,100,670
       Hartford Financial Services Group Inc. ..................................   United States            40,800       3,148,536
(a),(d)Imagine Group Holdings Ltd. .............................................      Bermuda              451,787       4,626,990
       IPC Holdings Ltd. .......................................................   United States            16,600         541,990
       Irish Life & Permanent PLC ..............................................      Ireland              185,900       3,372,320
       Montpelier Re Holdings Ltd. .............................................      Bermuda               33,757         838,862
       Old Republic International Corp. ........................................   United States           112,900       3,011,043
(a),(d)Olympus Re Holdings Ltd. ................................................   United States             2,140         205,354
       Prudential Financial Inc. ...............................................   United States            24,900       1,682,244
       White Mountains Insurance Group Inc. ....................................   United States             9,696       5,856,384
                                                                                                                     -------------
                                                                                                                        69,576,840
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 71

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       LEISURE EQUIPMENT & PRODUCTS 0.3%
       Agfa Gevaert NV .........................................................       Belgium              34,790   $     838,550
       Mattel Inc. .............................................................   United States            52,300         872,364
       Shimano Inc. ............................................................       Japan                31,100         838,467
                                                                                                                     -------------
                                                                                                                         2,549,381
                                                                                                                     -------------
       MACHINERY 1.4%
       Metso OYJ ...............................................................      Finland              109,600       2,781,371
       Schindler Holding AG ....................................................    Switzerland             19,900       7,733,977
       Schindler Holding AG, Reg D .............................................    Switzerland              4,100       1,631,447
                                                                                                                     -------------
                                                                                                                        12,146,795
                                                                                                                     -------------
       MEDIA 5.8%
    (a)CJ CGV Co. Ltd. .........................................................    South Korea             92,310       2,494,626
       Clear Channel Communications Inc. .......................................   United States           152,300       5,009,147
    (a)Comcast Corp., A ........................................................   United States            14,800         425,944
       Daekyo Co. Ltd. .........................................................    South Korea              7,000         529,947
(a),(g)Discovery Holding Co., A ................................................   United States            52,514         758,302
       E.W. Scripps Co., A .....................................................   United States            12,600         629,622
       EchoStar Communications Corp., A ........................................   United States            64,300       1,901,351
    (a)Hollinger International Inc. ............................................   United States            95,634         890,353
    (a)JC Decaux SA ............................................................       France              206,125       4,549,499
(a),(g)Liberty Media Corp., A ..................................................   United States           525,146       4,227,425
       News Corp., A ...........................................................   United States           479,100       7,469,169
       Omnicom Group Inc. ......................................................   United States            16,700       1,396,621
       Pearson PLC .............................................................   United Kingdom          331,700       3,854,528
    (d)Time Warner Inc. ........................................................   United States           572,200      10,155,291
    (a)TVMAX Holdings Inc. .....................................................   United States             8,935           8,935
       Viacom Inc., B ..........................................................   United States            63,300       2,089,533
       Washington Post Co., B ..................................................   United States             3,821       3,066,353
                                                                                                                     -------------
                                                                                                                        49,456,646
                                                                                                                     -------------
       METALS & MINING 5.0%
       Anglo American PLC ......................................................    South Africa           764,767      22,790,623
    (a)Canico Resource Corp. ...................................................       Canada               68,300       1,170,572
       Freeport McMoRan Copper & Gold Inc., B ..................................   United States             7,300         354,707
    (a)Gammon Lake Resources Inc. ..............................................       Canada              364,300       2,982,261
    (a)Glamis Gold Ltd. ........................................................       Canada               42,500         932,900
       Gold Fields Ltd. ........................................................    South Africa             2,300          34,444
       Goldcorp Inc. ...........................................................       Canada               31,024         622,016
    (a)Goldcorp Inc., wts., 5/30/07 ............................................       Canada               20,700          74,837
    (a)Harmony Gold Mining Co. Ltd., ADR .......................................    South Africa            39,400         431,036
       Hindalco Industries Inc. ................................................       India               143,400         479,740
    (a)Kinross Gold Corp. ......................................................       Canada               49,400         379,738


72 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       METALS & MINING (CONT.)
    (a)LionOre Mining International Ltd. .......................................       Canada              398,600   $   1,938,616
       Mittal Steel Co. NV, N.Y. shs., A .......................................     Netherlands            67,660       1,948,608
       Newmont Mining Corp. ....................................................    United States          149,800       7,066,066
(a),(d)Pig Iron LLC ............................................................   United States           269,400             100
       Placer Dome Inc. ........................................................       Canada               45,600         780,738
                                                                                                                     -------------
                                                                                                                        41,987,002
                                                                                                                     -------------
       OIL, GAS & CONSUMABLE FUELS 2.8%
    (a)Anchor Resources LLC ....................................................   United States             3,410              --
       BP PLC ..................................................................   United Kingdom          158,600       1,883,567
       BP PLC, ADR .............................................................   United Kingdom            9,000         637,650
       Canadian Oil Sands Trust ................................................       Canada               20,500       2,266,700
       Eni SpA .................................................................        Italy               67,710       2,011,341
       Oil & Natural Gas Corp. Ltd. ............................................        India              101,500       2,449,809
       Statoil ASA .............................................................       Norway              195,395       4,850,030
       Suncor Energy Inc. ......................................................       Canada               74,700       4,528,169
       Total SA, B .............................................................       France               12,324       3,364,566
       Total SA, B, ADR ........................................................       France                9,670       1,313,379
                                                                                                                     -------------
                                                                                                                        23,305,211
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 4.4%
       Potlatch Corp. ..........................................................   United States           284,900      14,848,988
       Weyerhaeuser Co. ........................................................   United States           324,100      22,281,875
                                                                                                                     -------------
                                                                                                                        37,130,863
                                                                                                                     -------------
       PERSONAL PRODUCTS 1.1%
       Amorepacific Corp. ......................................................    South Korea             16,201       4,906,101
       Gillette Co. ............................................................   United States            70,300       4,091,460
                                                                                                                     -------------
                                                                                                                         8,997,561
                                                                                                                     -------------
       PHARMACEUTICALS 1.6%
    (a)IVAX Corp. ..............................................................   United States            19,700         519,292
       Pfizer Inc. .............................................................   United States            39,200         978,824
       Sanofi-Aventis ..........................................................      France                83,893       6,933,598
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan                51,785       3,084,287
       Wyeth ...................................................................   United States            44,400       2,054,388
                                                                                                                     -------------
                                                                                                                        13,570,389
                                                                                                                     -------------
       REAL ESTATE 2.6%
       Canary Wharf Group PLC ..................................................   United Kingdom          185,900         716,261
       Great Eagle Holdings Ltd. ...............................................      Hong Kong            583,900       1,558,040
       iStar Financial Inc. ....................................................    United States          121,700       4,920,331
(a),(d)Security Capital European Realty ........................................     Luxembourg                570           4,137
       Shurgard Storage Centers Inc., A ........................................    United States           11,300         631,331
       Swire Pacific Ltd., A ...................................................     Hong Kong             837,000       7,708,991


                                        Quarterly Statements of Investments | 73

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       REAL ESTATE (CONT.)
       Swire Pacific Ltd., B ...................................................     Hong Kong           2,440,700   $   4,310,273
(a),(d)Torre Mayor Investments LP ..............................................       Mexico                   10         670,000
       Ventas Inc. .............................................................   United States            33,500       1,078,700
                                                                                                                     -------------
                                                                                                                        21,598,064
                                                                                                                     -------------
       ROAD & RAIL 0.6%
    (d)Florida East Coast Industries Inc. ......................................   United States           124,400       5,352,372
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
       Samsung Electronics Co. Ltd. ............................................    South Korea              5,200       2,930,139
                                                                                                                     -------------
       SOFTWARE 0.3%
       Microsoft Corp. .........................................................   United States           103,900       2,673,347
                                                                                                                     -------------
       TEXTILES APPAREL & LUXURY GOODS 0.2%
       Reebok International Ltd. ...............................................   United States            28,600       1,617,902
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE 0.6%
       Hudson City Bancorp Inc. ................................................   United States           266,460       3,170,874
       Sovereign Bancorp Inc. ..................................................   United States           102,100       2,250,284
                                                                                                                     -------------
                                                                                                                         5,421,158
                                                                                                                     -------------
       TOBACCO 16.0%
       Altadis SA ..............................................................       Spain               439,723      19,701,476
       Altria Group Inc. .......................................................   United States            97,831       7,211,123
       British American Tobacco PLC ............................................   United Kingdom        1,610,201      33,816,776
       Gallaher Group PLC ......................................................   United Kingdom          574,600       8,916,382
       Imperial Tobacco Group PLC ..............................................   United Kingdom          672,817      19,267,410
       ITC Ltd. ................................................................       India             1,739,520       5,411,884
       Japan Tobacco Inc. ......................................................       Japan                   528       8,327,048
       KT&G Corp. ..............................................................    South Korea            467,560      20,252,719
    (b)KT&G Corp., GDR, 144A ...................................................    South Korea            235,090       5,101,453
       Reynolds American Inc. ..................................................   United States            87,900       7,297,458
                                                                                                                     -------------
                                                                                                                       135,303,729
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES 0.1%
       Telephone & Data Systems Inc., special shares ...........................   United States            12,000         450,600
                                                                                                                     -------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $593,791,441) ..................................................                                       746,429,674
                                                                                                                     -------------
       PREFERRED STOCKS 0.6%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(e)
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom            4,289           5,361
                                                                                                                     -------------


74 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCKS (CONT.)
       ELECTRIC UTILITIES 0.0%(e)
    (a)Montana Power Co., 8.45%, pfd. ..........................................   United States              2,880  $      23,760
                                                                                                                     -------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
    (a)CCFC Preferred Holdings LLC, pfd. .......................................   United States              2,100      2,110,500
                                                                                                                     -------------
       METALS & MINING 0.3%
(d),(f)Esmark Inc., Series A, 10.00%, cvt. pfd. ................................   United States              2,352      2,352,000
       Falconbridge Ltd., 6.00%, cvt. pfd. .....................................       Canada                 3,224         82,373
       Falconbridge Ltd., 6.25%, cvt. pfd. .....................................       Canada                 3,224         82,293
       Falconbridge Ltd., 6.50%, cvt. pfd. .....................................       Canada                 1,612         40,945
                                                                                                                     -------------
                                                                                                                         2,557,611
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $4,670,183) ................................                                         4,697,232
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(h)
                                                                                                  -------------------
       CORPORATE BONDS & NOTES 0.9%
    (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ..................       Canada              234,000 CAD     193,573
       Anchor Resources LLC, 12.00%, 12/17/06 ..................................   United States             1,595           1,595
    (d)DecisionOne Corp., 144A, 12.00%, 4/15/10 ................................   United States            26,559          26,559
       Entegra/Union Power,
           Term Loan A, 4.00%, 6/01/12 .........................................   United States           463,343         412,376
           Term Loan B, 9.00%, 6/01/20 .........................................   United States           446,182         397,102
    (i)Eurotunnel PLC,
        (b)Senior Tranche G2 Term Loan A, 144A, FRN, 5.872%, 12/15/12 ..........   United Kingdom           34,050 GBP      57,641
           Tier 2, FRN, 5.796%, 12/31/18 .......................................   United Kingdom          199,114 GBP     282,642
           Tier 3, FRN, 5.796%, 12/31/25 .......................................   United Kingdom        1,346,624 GBP   1,009,196
       Eurotunnel SA,
           Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 ..........       France               75,000 EUR      86,555
        (i)Tier 2 (LIBOR), FRN, 3.393%, 12/31/18 ...............................       France               39,763 EUR      38,480
        (i)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ...............................       France               17,565 EUR      16,999
        (i)Tier 3 (LIBOR), FRN, 3.393%, 12/31/25 ...............................       France            1,476,585 EUR     754,410
        (i)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ...............................       France              331,700 EUR     169,471
    (i)Motor Coach Industries International Inc., FRN, 16.86%, 12/01/08 ........   United States         1,956,679       1,956,679
    (d)Seton House Finance Ltd., zero cpn., 2/07/12 ............................   United Kingdom        2,553,000 EUR     972,905
       Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ........................   United States         1,147,337       1,112,917
       TVMAX Holdings Inc., PIK,
           11.50%, 1/16/06 .....................................................   United States            10,877          10,877
        (j)14.00%, 1/16/06 .....................................................   United States            37,704          37,704
                                                                                                                     -------------
       TOTAL CORPORATE BONDS & NOTES (COST $8,179,403) .........................                                         7,537,681
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 75

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY     PRINCIPAL AMOUNT(h)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES IN REORGANIZATION 1.0%
    (k)Adelphia Communications Corp.,
           9.25%, 10/01/02 .....................................................   United States         2,490,000   $   1,842,600
           8.125%, 7/15/03 .....................................................   United States           219,000         164,250
           7.50%, 1/15/04 ......................................................   United States            80,000          60,000
           9.50%, 2/15/04 ......................................................   United States            13,844          10,383
           10.50%, 7/15/04 .....................................................   United States           124,000          94,860
           9.875%, 3/01/05 .....................................................   United States            85,000          63,750
           10.25%, 11/01/06 ....................................................   United States           329,000         245,105
           9.875%, 3/01/07 .....................................................   United States            51,000          38,250
           8.375%, 2/01/08 .....................................................   United States           235,000         176,250
           7.75%, 1/15/09 ......................................................   United States           580,000         432,100
           7.875%, 5/01/09 .....................................................   United States           141,000         102,930
           9.375%, 11/15/09 ....................................................   United States           410,000         315,700
           10.875%, 10/01/10 ...................................................   United States           289,000         216,750
           10.25%, 6/15/11 .....................................................   United States           467,000         357,255
    (k)Armstrong World Industries Inc.,
           9.75%, 4/15/08 ......................................................   United States           218,000         170,040
           7.45%, 5/15/29 ......................................................   United States           133,000          99,085
           6.35%, 2/20/49 ......................................................   United States           913,000         675,620
           Revolver, 10/29/03 ..................................................   United States           171,450         128,587
           Trade Claim .........................................................   United States           459,700         344,775
    (k)Century Communications Corp.,
           9.50%, 3/01/05 ......................................................   United States            42,000          45,675
           8.875%, 1/15/07 .....................................................   United States            22,000          23,595
           8.75%, 10/01/07 .....................................................   United States           119,000         125,545
           8.375%, 12/15/07 ....................................................   United States            20,000          21,500
           Series B, zero cpn., 1/15/08 ........................................   United States           308,000         198,660
           zero cpn., 3/15/03 ..................................................   United States           353,000         337,115
(j),(k)Owens Corning, Revolver, 6/26/02 ........................................   United States         1,828,333       2,371,796
    (k)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .................   United States             3,000               2
                                                                                                                     -------------
       TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION (COST $7,817,549) .......                                         8,662,178
                                                                                                                     -------------
       COMPANIES IN LIQUIDATION (COST $ -) 0.0%(e)
    (a)United Cos. Financial Corp., Bank Claim .................................   United States             4,727              --
                                                                                                                     -------------
       GOVERNMENT AGENCIES 6.5%
(g),(l)Federal Home Loan Bank, 10/03/05 - 9/01/06 ..............................   United States        53,050,000      52,683,567
(g),(l)U.S. Treasury Bill, 2/02/06 .............................................   United States         2,000,000       1,975,634
                                                                                                                     -------------
       TOTAL GOVERNMENT AGENCIES (COST $54,671,411) ............................                                        54,659,201
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
         (COST $669,129,987) ...................................................                                       821,985,966
                                                                                                                     -------------


76 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY     PRINCIPAL AMOUNT(h)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $10,500,000) 1.2%
    (m)Merrill Lynch & Co. Inc., 3.79%, 10/03/05
          (Maturity Value $10,503,316) .........................................   United States        10,500,000   $  10,500,000
             Collateralized by U.S. Treasury Notes, 4.125%, 8/15/08
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $679,629,987) 98.6% .............................                                       832,485,966
       SECURITIES SOLD SHORT (1.6)% ............................................                                       (13,551,540)
       NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS 0.7% .............                                         6,090,771
       OTHER ASSETS, LESS LIABILITIES 2.3% .....................................                                        19,066,745
                                                                                                                     -------------
       NET ASSETS 100.0% .......................................................                                     $ 844,091,942
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                       SHARES
                                                                                                  ----------------
       SECURITIES SOLD SHORT 1.6%
       COMMERCIAL BANKS 0.2%
       Bank of America Corp. ...................................................   United States            40,000   $   1,684,000
                                                                                                                     -------------
       FOOD PRODUCTS 0.2%
       Kraft Foods Inc., A .....................................................   United States            64,580       1,975,502
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES 0.3%
       UnitedHealth Group Inc. .................................................   United States            40,500       2,276,100
       Wellpoint Inc. ..........................................................   United States             6,800         515,576
                                                                                                                     -------------
                                                                                                                         2,791,676
                                                                                                                     -------------
       HOUSEHOLD PRODUCTS 0.5%
       Procter & Gamble Co. ....................................................   United States            70,600       4,197,876
                                                                                                                     -------------
       PHARMACEUTICALS 0.1%
       Johnson & Johnson .......................................................   United States            13,800         873,264
       Teva Pharmaceutical Industries Ltd., ADR ................................      Israel                 8,400         280,728
                                                                                                                     -------------
                                                                                                                         1,153,992
                                                                                                                     -------------
       REAL ESTATE 0.1%
       Public Storage Inc. .....................................................   United States             9,100         609,700
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE 0.1%
       Washington Mutual Inc. ..................................................   United States            17,700         694,194
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 77

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SECURITIES SOLD SHORT (CONT.)
       WIRELESS TELECOMMUNICATION SERVICES 0.1%
       Telephone & Data Systems Inc. ...........................................   United States      11,400         $     444,600
                                                                                                                     -------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $13,335,846) ......................                                     $  13,551,540
                                                                                                                     -------------

CURRENCY ABBREVIATIONS:

CAD    -   Canadian Dollar
EUR    -   Euro
GBP    -   British Pound

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $7,888,564, representing 0.93% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   See Note 4 regarding restricted and illiquid securities.

(e)   Rounds to less than 0.05% of net assets.

(f)   See Note 7 regarding other considerations.

(g)   Security segregated with broker for securities sold short.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)   The coupon shown represents the rate at period end.

(j)   See Note 5 regarding unfunded loan commitments.

(k)   Defaulted security.

(l) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(m) At September 30, 2005, all repurchase agreements had been entered into on that date.


78 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY             CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 79.5%
       AEROSPACE & DEFENSE 0.5%
    (a)Gencorp Inc. ............................................      United States             145,300     $    2,709,845
       Northrop Grumman Corp. ..................................      United States             296,900         16,136,515
                                                                                                            --------------
                                                                                                                18,846,360
                                                                                                            --------------
       AIRLINES 0.5%
    (a)ACE Aviation Holdings Inc. ..............................        Canada                  562,894         17,206,134
(a),(b)ACE Aviation Holdings Inc., A, 144A .....................        Canada                   29,545            903,110
    (a)ACE Aviation Holdings Inc., B ...........................        Canada                      469             14,373
(a),(c)Air Canada Inc., Contingent Distribution ................        Canada               89,884,400                 --
                                                                                                            --------------
                                                                                                                18,123,617
                                                                                                            --------------
       BEVERAGES 3.7%
       Brown-Forman Corp., A ...................................      United States               7,600            469,300
       Brown-Forman Corp., B ...................................      United States              85,930          5,116,272
       Coca-Cola Enterprises Inc. ..............................      United States           1,302,200         25,392,900
       Diageo PLC ..............................................      United Kingdom          3,297,474         47,389,196
       Pernod Ricard SA ........................................          France                315,624         55,738,082
                                                                                                            --------------
                                                                                                               134,105,750
                                                                                                            --------------
       CAPITAL MARKETS 0.5%
       Bear Stearns Cos. Inc. ..................................      United States             150,120         16,475,670
                                                                                                            --------------
       COMMERCIAL BANKS 6.0%
       Allied Irish Banks PLC ..................................         Ireland              1,892,200         40,285,226
       Bank of Ireland .........................................         Ireland              1,105,984         17,483,758
       BNP Paribas SA ..........................................          France                123,900          9,420,892
    (a)Centennial Bank Holdings Inc. ...........................      United States             806,100          8,705,880
(a),(d)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .........          Japan               4,132,594          5,888,947
       Danske Bank .............................................         Denmark                414,680         12,691,355
(a),(d)Elephant Capital Holdings Ltd. ..........................          Japan                   4,653          8,840,198
       Foreningssparbanken AB, A ...............................          Sweden              1,828,900         44,265,287
       Mitsubishi UFJ Financial Group Inc. .....................          Japan                   5,122         67,240,352
                                                                                                            --------------
                                                                                                               214,821,895
                                                                                                            --------------
       COMMERCIAL SERVICES & SUPPLIES 0.9%
       Comdisco Holding Co. Inc. ...............................      United States                  67              1,181
    (c)Comdisco, Contingent Distribution .......................      United States           8,175,255                 --
       Republic Services Inc. ..................................      United States             699,100         24,671,239
(a),(c)Safety Kleen Corp., Contingent Distribution .............      United States              63,000                 --
    (a)United Stationers Inc. ..................................      United States             186,800          8,940,248
                                                                                                            --------------
                                                                                                                33,612,668
                                                                                                            --------------
       COMPUTERS & PERIPHERALS 0.0%(e)
(a),(d)DecisionOne Corp. .......................................      United States             108,227             77,166
                                                                                                            --------------


                                        Quarterly Statements of Investments | 79

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES/WARRANTS/
           MUTUAL SHARES SECURITIES FUND                                 COUNTRY             CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           CONSUMER FINANCE 0.5%
           MBNA Corp. ..............................................  United States             574,200     $   14,148,288
        (a)Providian Financial Corp. ...............................  United States             174,300          3,081,624
                                                                                                            --------------
                                                                                                                17,229,912
                                                                                                            --------------
           CONTAINERS & PACKAGING 0.8%
           Temple-Inland Inc. ......................................  United States             703,900         28,754,315
                                                                                                            --------------
           DIVERSIFIED FINANCIAL SERVICES 1.5%
           Brascan Corp., A ........................................      Canada                126,250          5,883,769
           Fortis Group NV .........................................     Belgium              1,160,864         33,562,679
           Leucadia National Corp. .................................  United States             277,245         11,949,260
           London Stock Exchange PLC ...............................  United Kingdom            218,900          2,200,194
    (a),(c)Marconi Corp., Contingent Distribution ..................  United Kingdom          9,945,700                 --
                                                                                                            --------------
                                                                                                                53,595,902
                                                                                                            --------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
(a),(d),(f)AboveNet Inc. ...........................................  United States              56,216          1,347,127
(a),(c),(f)AboveNet Inc., Contingent Distribution ..................  United States           8,697,000                 --
(a),(d),(f)AboveNet Inc., wts., 9/08/08 ............................  United States               2,231              8,924
(a),(d),(f)AboveNet Inc., wts., 9/08/10 ............................  United States               2,625              2,100
           Chunghwa Telecom Co. Ltd., ADR ..........................      Taiwan                138,600          2,565,486
    (a),(c)Global Crossing Holdings Ltd., Contingent Distribution ..  United States           9,005,048                 --
           Koninklijke KPN NV ......................................   Netherlands              726,800          6,517,994
           MCI Inc. ................................................  United States           1,227,558         31,143,146
        (a)NTL Inc. ................................................  United Kingdom            368,866         24,640,249
           Sprint Nextel Corp. .....................................  United States              75,839          1,803,451
    (a),(c)Telewest Communications PLC, Contingent Distribution ....  United Kingdom         14,051,600                 --
    (a),(c)Telewest Finance Ltd., Contingent Distribution ..........  United Kingdom          1,475,000                 --
        (a)Telewest Global Inc. ....................................  United Kingdom            863,016         19,806,217
           Verizon Communications Inc. .............................  United States             466,500         15,249,885
                                                                                                            --------------
                                                                                                               103,084,579
                                                                                                            --------------
           ELECTRIC UTILITIES 0.3%
           E.ON AG .................................................     Germany                111,900         10,304,313
    (a),(b)Entegra/Union Power, 144A ...............................  United States              53,679                 --
                                                                                                            --------------
                                                                                                                10,304,313
                                                                                                            --------------
           FOOD & STAPLES RETAILING 1.2%
           Albertson's Inc. ........................................  United States             239,400          6,140,610
           Carrefour SA ............................................      France                532,178         24,490,015
        (a)Kroger Co. ..............................................  United States             638,800         13,152,892
                                                                                                            --------------
                                                                                                                43,783,517
                                                                                                            --------------


80 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY             CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       FOOD PRODUCTS 4.3%
       Cadbury Schweppes PLC ...................................      United Kingdom          1,900,794     $   19,172,177
       General Mills Inc. ......................................      United States             287,200         13,843,040
       Groupe Danone ...........................................          France                154,938         16,698,153
       Nestle SA ...............................................       Switzerland              163,787         47,962,351
       Orkla ASA ...............................................          Norway              1,490,260         56,567,372
                                                                                                            --------------
                                                                                                               154,243,093
                                                                                                            --------------
       GAS UTILITIES 0.1%
       Northwestern Corp. ......................................      United States             110,383          3,332,463
(a),(c)Northwestern Corp., Contingent Distribution .............      United States           3,348,000            251,100
                                                                                                            --------------
                                                                                                                 3,583,563
                                                                                                            --------------
       HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
       Guidant Corp. ...........................................      United States             544,800         37,531,272
       Hillenbrand Industries Inc. .............................      United States             461,400         21,708,870
                                                                                                            --------------
                                                                                                                59,240,142
                                                                                                            --------------
       HEALTH CARE PROVIDERS & SERVICES 0.7%
(a),(f)Kindred Healthcare Inc. .................................      United States             140,068          3,965,325
(a),(f)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ......      United States                  33                 77
(a),(f)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......      United States                 101                233
(a),(f)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......      United States                  67              1,289
(a),(f)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......      United States                 450              2,052
(a),(f)Kindred Healthcare Inc., wts., Series A, 4/20/06 ........      United States              12,897            367,442
(a),(f)Kindred Healthcare Inc., wts., Series B, 4/20/06 ........      United States              32,243            812,636
       MDS Inc. ................................................          Canada                240,900          4,329,855
    (a)PacifiCare Health Systems Inc. ..........................      United States             158,800         12,669,064
    (a)Wellchoice Inc. .........................................      United States              53,900          4,091,010
                                                                                                            --------------
                                                                                                                26,238,983
                                                                                                            --------------
       HOTELS, RESTAURANTS & LEISURE 0.2%
    (a)FHC Delaware Inc. .......................................      United States             139,062            483,365
(a),(c)Trump Atlantic, Contingent Distribution .................      United States          10,786,000            399,298
    (a)Trump Entertainment Resorts Inc. ........................      United States             375,490          6,728,781
                                                                                                            --------------
                                                                                                                 7,611,444
                                                                                                            --------------
       INDUSTRIAL CONGLOMERATES 1.7%
       Siemens AG ..............................................         Germany                323,100         24,916,889
       Tyco International Ltd. .................................      United States           1,315,500         36,636,675
                                                                                                            --------------
                                                                                                                61,553,564
                                                                                                            --------------
       INSURANCE 10.6%
    (a)Alleghany Corp. .........................................      United States              22,436          6,865,416
    (a)Berkshire Hathaway Inc., A ..............................      United States                 151         12,382,000


                                        Quarterly Statements of Investments | 81

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY             CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       INSURANCE (CONT.)
    (a)Berkshire Hathaway Inc., B ..............................      United States              42,667     $  116,523,577
    (a)Conseco Inc. ............................................      United States             775,900         16,379,249
       Hartford Financial Services Group Inc. ..................      United States             579,200         44,696,864
       Montpelier Re Holdings Ltd. .............................         Bermuda                155,447          3,862,858
       Nationwide Financial Services Inc., A ...................      United States             840,600         33,666,030
       Old Republic International Corp. ........................      United States           1,899,700         50,664,999
(a),(d)Olympus Re Holdings Ltd. ................................      United States              16,280          1,562,229
       Prudential Financial Inc. ...............................      United States             191,900         12,964,764
       White Mountains Insurance Group Inc. ....................      United States             130,649         78,911,996
                                                                                                            --------------
                                                                                                               378,479,982
                                                                                                            --------------
       LEISURE EQUIPMENT & PRODUCTS 0.4%
       Mattel Inc. .............................................      United States             933,400         15,569,112
                                                                                                            --------------
       MACHINERY 1.5%
       Deere & Co. .............................................      United States             585,300         35,820,360
       Federal Signal Corp. ....................................      United States             949,100         16,220,119
                                                                                                            --------------
                                                                                                                52,040,479
                                                                                                            --------------
       MEDIA 7.4%
       Clear Channel Communications Inc. .......................      United States           1,100,200         36,185,578
    (a)Comcast Corp., A ........................................      United States             542,600         15,616,028
    (a)Discovery Holding Co., A ................................      United States             424,469          6,129,332
       E.W. Scripps Co., A .....................................      United States             106,132          5,303,416
       EchoStar Communications Corp., A ........................      United States             293,400          8,675,838
    (a)Hollinger International Inc. ............................      United States             610,420          5,683,010
    (a)Liberty Media Corp., A ..................................      United States           4,245,690         34,177,804
       News Corp., A ...........................................      United States           3,253,000         50,714,270
       Omnicom Group Inc. ......................................      United States             118,300          9,893,429
    (d)Time Warner Inc. ........................................      United States           2,481,400         44,039,391
    (a)TVMAX Holdings Inc. .....................................      United States              35,609             35,609
       Viacom Inc., B ..........................................      United States             438,900         14,488,089
       Washington Post Co., B ..................................      United States              41,469         33,278,873
                                                                                                            --------------
                                                                                                               264,220,667
                                                                                                            --------------
       METALS & MINING 4.0%
       Anglo American PLC ......................................      South Africa            2,413,457         71,922,806
       Anglo American PLC, ADR .................................      South Africa                  200              6,040
       Barrick Gold Corp. ......................................         Canada                  30,200            877,310
       Freeport McMoRan Copper & Gold Inc., B ..................      United States             111,600          5,422,644
    (a)Glamis Gold Ltd. ........................................         Canada                 236,900          5,200,095
       Gold Fields Ltd. ........................................      South Africa               53,500            801,197
       Goldcorp Inc. ...........................................         Canada                 312,375          6,264,112
    (a)Goldcorp Inc., wts., 5/30/07 ............................         Canada                 221,465            800,683
    (a)Harmony Gold Mining Co. Ltd., ADR .......................      South Africa              204,700          2,239,418


82 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES/WARRANTS/
           MUTUAL SHARES SECURITIES FUND                                COUNTRY            CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           METALS & MINING (CONT.)
           Mittal Steel Co. NV, N.Y. shs., A .......................   Netherlands              335,555     $    9,663,984
           Newmont Mining Corp. ....................................  United States             776,600         36,632,222
(a),(d),(g)Pig Iron LLC ............................................  United States           1,245,400                461
           Placer Dome Inc. ........................................      Canada                289,400          4,954,950
                                                                                                            --------------
                                                                                                               144,785,922
                                                                                                            --------------
           OIL, GAS & CONSUMABLE FUELS 4.6%
    (a),(d)Anchor Resources LLC ....................................  United States               6,820                 --
           BP PLC ..................................................  United Kingdom            803,000          9,536,598
           BP PLC, ADR .............................................  United Kingdom              5,100            361,335
           Oil & Natural Gas Corp. Ltd. ............................      India                 514,700         12,422,824
        (a)OPTI Canada .............................................      Canada              1,818,475         61,831,594
           Pogo Producing Co. ......................................  United States             317,700         18,725,238
           Statoil ASA .............................................      Norway                836,657         20,767,220
           Suncor Energy Inc. ......................................      Canada                330,000         20,003,960
           Total SA, B .............................................      France                 76,970         21,013,521
                                                                                                            --------------
                                                                                                               164,662,290
                                                                                                            --------------
           PAPER & FOREST PRODUCTS 3.3%
           International Paper Co. .................................  United States             896,500         26,715,700
           Potlatch Corp. ..........................................  United States              57,560          3,000,027
           Weyerhaeuser Co. ........................................  United States           1,292,100         88,831,875
                                                                                                            --------------
                                                                                                               118,547,602
                                                                                                            --------------
           PERSONAL PRODUCTS 0.9%
           Gillette Co. ............................................  United States             547,300         31,852,860
                                                                                                            --------------
           PHARMACEUTICALS 2.3%
        (a)IVAX Corp. ..............................................  United States             329,500          8,685,620
           Pfizer Inc. .............................................  United States             202,500          5,056,425
           Sanofi-Aventis ..........................................      France                173,657         14,352,422
           Takeda Pharmaceutical Co. Ltd. ..........................      Japan                 257,915         15,361,281
           Valeant Pharmaceuticals International ...................  United States           1,144,800         22,987,584
           Wyeth ...................................................  United States             347,100         16,060,317
                                                                                                            --------------
                                                                                                                82,503,649
                                                                                                            --------------
           REAL ESTATE 0.8%
        (a)Alexander's Inc. ........................................  United States               7,800          2,106,000
           Canary Wharf Group PLC ..................................  United Kingdom          1,535,898          5,917,717
           Fieldstone Investment Corp. .............................  United States             449,300          5,238,838
    (a),(d)Security Capital European Realty ........................    Luxembourg                1,120              8,129
           Shurgard Storage Centers Inc., A ........................  United States              49,000          2,737,630
           St. Joe Co. .............................................  United States             160,000          9,992,000
           Ventas Inc. .............................................  United States              59,000          1,899,800
                                                                                                            --------------
                                                                                                                27,900,114
                                                                                                            --------------


                                        Quarterly Statements of Investments | 83

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY             CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       ROAD & RAIL 1.2%
    (d)Florida East Coast Industries Inc. ......................      United States           1,001,113     $   43,073,387
                                                                                                            --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
       Samsung Electronics Co. Ltd. ............................       South Korea               28,700         16,172,113
                                                                                                            --------------
       SOFTWARE 0.8%
    (a)Macromedia Inc. .........................................      United States             166,900          6,787,823
       Microsoft Corp. .........................................      United States             893,800         22,997,474
                                                                                                            --------------
                                                                                                                29,785,297
                                                                                                            --------------
       TEXTILES APPAREL & LUXURY GOODS 0.2%
       Reebok International Ltd. ...............................      United States             121,300          6,861,941
                                                                                                            --------------
       THRIFTS & MORTGAGE FINANCE 1.7%
       Hudson City Bancorp Inc. ................................      United States           2,322,253         27,634,811
       Sovereign Bancorp Inc. ..................................      United States           1,457,200         32,116,688
                                                                                                            --------------
                                                                                                                59,751,499
                                                                                                            --------------
       TOBACCO 11.2%
       Altadis SA ..............................................          Spain               1,573,026         70,478,312
       Altria Group Inc. .......................................      United States             633,437         46,690,641
       British American Tobacco PLC ............................      United Kingdom          5,486,867        115,232,915
       British American Tobacco PLC, ADR .......................      United Kingdom              4,300            182,062
       Imperial Tobacco Group PLC ..............................      United Kingdom          2,140,709         61,303,323
       KT&G Corp. ..............................................       South Korea              675,660         29,266,729
    (b)KT&G Corp., GDR, 144A ...................................       South Korea              871,300         18,907,210
       Reynolds American Inc. ..................................      United States             684,800         56,852,096
                                                                                                            --------------
                                                                                                               398,913,288
                                                                                                            --------------
       WIRELESS TELECOMMUNICATION SERVICES 0.1%
       Telephone & Data Systems Inc., special shares ...........      United States              55,000          2,065,250
                                                                                                            --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $2,253,146,844) .................................                                             2,842,471,905
                                                                                                            --------------
       PREFERRED STOCKS 0.4%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(e)
       PTV Inc., 10.00%, A, pfd. ...............................      United Kingdom             17,300             21,625
                                                                                                            --------------
       ELECTRIC UTILITIES 0.0%(e)
    (a)Montana Power Co., 8.45%, pfd. ..........................      United States              17,650            145,613
                                                                                                            --------------
       METALS & MINING 0.4%
(d),(f)Esmark Inc., Series A, 10.00%, cvt. pfd. ................      United States              12,918         12,918,000
       Falconbridge Ltd., 6.00%, cvt. pfd. .....................          Canada                 14,136            361,175


84 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY             SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCKS (CONT.)
       METALS & MINING (CONT.)
       Falconbridge Ltd., 6.25%, cvt. pfd. .....................         Canada                14,136       $      360,821
       Falconbridge Ltd., 6.50%, cvt. pfd. .....................         Canada                 7,068              179,527
                                                                                                            --------------
                                                                                                                13,819,523
                                                                                                            --------------
       TOTAL PREFERRED STOCKS (COST $14,069,006) ...............                                                13,986,761
                                                                                                            --------------
                                                                                        -------------------
                                                                                        PRINCIPAL AMOUNT(h)
                                                                                        -------------------
       CORPORATE BONDS & NOTES 1.1%
    (b)ACE Aviation Holdings Inc., cvt., 144A, 4.25%,
        6/01/35 ................................................         Canada             1,266,000 CAD        1,047,281
       Anchor Resources LLC, 12.00%, 12/17/06 ..................     United States              3,191                3,191
    (d)DecisionOne Corp., 144A, 12.00%, 4/15/10 ................     United States            132,360              132,360
       Entegra/Union Power,
            Term Loan A, 4.00%, 6/01/12 ........................     United States          2,734,577            2,433,773
            Term Loan B, 9.00%, 6/01/20 ........................     United States          2,633,296            2,343,634
       Eurotunnel PLC,
     (b),(i)Senior Tranche G2 Term Loan A, 144A, FRN, 5.872%,
                 12/15/12 ......................................     United Kingdom           205,700 GBP          348,214
         (i)Tier 2, FRN, 5.796%, 12/31/18 ......................     United Kingdom           584,056 GBP          829,069
         (i)Tier 3, FRN, 5.796%, 12/31/25 ......................     United Kingdom         8,725,540 GBP        6,539,155
            Participating Loan Note, 1.00%, 4/30/40 ............     United Kingdom            58,000 GBP           10,483
       Eurotunnel SA,
            Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
                 12/15/12 ......................................         France               333,300 EUR          384,651
         (i)Tier 2 (LIBOR), FRN, 3.393%, 12/31/18 ..............         France                60,952 EUR           58,985
         (i)Tier 2 (PIBOR), FRN, 3.393%, 12/31/18 ..............         France                45,056 EUR           43,602
         (i)Tier 3 (LIBOR), FRN, 3.393%, 12/31/25 ..............         France             9,159,534 EUR        4,679,748
         (i)Tier 3 (PIBOR), FRN, 3.393%, 12/31/25 ..............         France             2,036,795 EUR        1,040,630
    (i)Motor Coach Industries International Inc., FRN,
            16.86%, 12/01/08 ...................................     United States         11,352,087           11,352,087
       Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ........     United States          6,408,630            6,216,371
       TVMAX Holdings Inc., PIK,
            11.50%, 1/16/06 ....................................     United States             22,946               22,946
         (j)14.00%, 1/16/06 ....................................     United States            130,322              130,322
                                                                                                            --------------
       TOTAL CORPORATE BONDS & NOTES (COST $42,043,869) ........                                                37,616,502
                                                                                                            --------------
       CORPORATE BONDS & NOTES IN REORGANIZATION 1.2%
    (k)Adelphia Communications Corp.,
            9.25%, 10/01/02 ....................................     United States          3,536,000            2,616,640
            8.125%, 7/15/03 ....................................     United States          1,895,000            1,421,250
            7.50%, 1/15/04 .....................................     United States            350,000              262,500
            9.50%, 2/15/04 .....................................     United States          1,000,000              750,000
            10.50%, 7/15/04 ....................................     United States          5,577,000            4,266,405
            9.875%, 3/01/05 ....................................     United States            504,000              378,000
            10.25%, 11/01/06 ...................................     United States          1,823,000            1,358,135
            9.875%, 3/01/07 ....................................     United States            242,000              181,500
            8.375%, 2/01/08 ....................................     United States          1,238,000              928,500


                                        Quarterly Statements of Investments | 85

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY        PRINCIPAL AMOUNT(h)      VALUE
--------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES IN REORGANIZATION (CONT.)
    (k)Adelphia Communications Corp., (cont.)
           7.75%, 1/15/09 ......................................     United States          2,918,000       $    2,173,910
           7.875%, 5/01/09 .....................................     United States          3,372,000            2,461,560
           9.375%, 11/15/09 ....................................     United States          3,572,000            2,750,440
           10.875%, 10/01/10 ...................................     United States          1,611,000            1,208,250
           10.25%, 6/15/11 .....................................     United States          2,227,000            1,703,655
    (k)Armstrong World Industries Inc.,
           9.75%, 4/15/08 ......................................     United States          1,165,000              908,700
           7.45%, 5/15/29 ......................................     United States            693,000              516,285
           6.35%, 2/20/49 ......................................     United States          3,875,000            2,867,500
           Revolver, 10/29/03 ..................................     United States            888,525              666,394
           Trade Claim .........................................     United States          2,382,700            1,787,025
    (k)Century Communications Corp.,
           9.50%, 3/01/05 ......................................     United States            245,000              266,437
           8.875%, 1/15/07 .....................................     United States            115,000              123,337
           8.75%, 10/01/07 .....................................     United States            702,000              740,610
           8.375%, 12/15/07 ....................................     United States             90,000               96,750
           Series B, zero cpn., 1/15/08 ........................     United States          1,735,000            1,119,075
           zero cpn., 3/15/03 ..................................     United States          1,714,000            1,636,870
(j),(k)Owens Corning, Revolver, 6/26/02 ........................     United States          8,403,288           10,903,266
    (k)Safety Kleen Services, senior sub. note,
           9.25%, 6/01/08 ......................................     United States              5,000                    3
                                                                                                            --------------
       TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
           (COST $38,936,275) ..................................                                                44,092,997
                                                                                                            --------------

                                                                                        -------------------
                                                                                              SHARES/
                                                                                        PRINCIPAL AMOUNT(h)
                                                                                        -------------------
       COMPANIES IN LIQUIDATION 0.0%(e)
    (a)Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 .....       Hong Kong            5,000,000 JPY            1,322
    (a)PIV Investment Finance (Cayman) Ltd. ....................       Hong Kong           12,200,000              732,000
    (a)United Cos. Financial Corp., Bank Claim .................     United States              9,660                   --
                                                                                                            --------------
       TOTAL COMPANIES IN LIQUIDATION (COST $ -) ...............                                                   733,322
                                                                                                            --------------
       GOVERNMENT AGENCIES 15.0%
(l),(m)Federal Home Loan Bank, 10/03/05 - 1/26/07 ..............     United States        530,465,000          524,698,375
(l),(m)Federal Home Loan Mortgage Corp., 5/19/06 ...............     United States          5,000,000            4,945,960
(l),(m)U.S. Treasury Bill, 2/02/06 - 2/16/06 ...................     United States          5,000,000            4,934,297
                                                                                                            --------------
       TOTAL GOVERNMENT AGENCIES (COST $535,606,815) ...........                                               534,578,632
                                                                                                            --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
           (COST $2,883,802,809) ...............................                                             3,473,480,119
                                                                                                            --------------


86 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                    COUNTRY        PRINCIPAL AMOUNT(h)      VALUE
--------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $57,400,000) 1.6%
    (n)Merrill Lynch & Co. Inc., 3.79%, 10/03/05
         (Maturity Value $57,418,129) ..........................     United States         57,400,000       $   57,400,000
                                                                                                            --------------
             Collateralized by U.S. Treasury Notes,
               4.125%, 8/15/08
       TOTAL INVESTMENTS (COST $2,941,202,809) 98.8% ...........                                             3,530,880,119
       OPTIONS WRITTEN 0.0%(e) .................................                                                   (10,140)
       SECURITIES SOLD SHORT (2.7)% ............................                                               (96,666,757)
       NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE
         CONTRACTS 0.2% ........................................                                                 7,433,680
       OTHER ASSETS, LESS LIABILITIES 3.7% .....................                                               132,983,719
                                                                                                            --------------
       NET ASSETS 100.0% .......................................                                            $3,574,620,621
                                                                                                            ==============

                                                                                        -------------------
                                                                                             CONTRACTS
                                                                                        -------------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $17,978) 0.0%(e)
       MACHINERY 0.0%(e)
       Deere & Co., Oct. 60.00 Puts, 10/22/05 ..................     United States                169       $       10,140
                                                                                                            --------------

                                                                                        -------------------
                                                                                              SHARES
                                                                                        -------------------
       SECURITIES SOLD SHORT 2.7%
       COMMERCIAL BANKS 0.3%
       Bank of America Corp. ...................................     United States            289,500           12,187,950
                                                                                                            --------------
       FOOD PRODUCTS 0.3%
       Kraft Foods Inc., A .....................................     United States            363,654           11,124,176
                                                                                                            --------------
       HEALTH CARE PROVIDERS & SERVICES 0.3%
       UnitedHealth Group Inc. .................................     United States            174,400            9,801,280
       Wellpoint Inc. ..........................................     United States             28,000            2,122,960
                                                                                                            --------------
                                                                                                                11,924,240
                                                                                                            --------------
       HOUSEHOLD PRODUCTS 0.9%
       Procter & Gamble Co. ....................................     United States            545,400           32,429,484
                                                                                                            --------------
       PHARMACEUTICALS 0.4%
       Johnson & Johnson .......................................     United States            142,434            9,013,223
       Teva Pharmaceutical Industries Ltd., ADR ................        Israel                139,800            4,672,116
                                                                                                            --------------
                                                                                                                13,685,339
                                                                                                            --------------
       REAL ESTATE 0.1%
       Public Storage Inc. .....................................     United States             39,360            2,637,120
                                                                                                            --------------
       SOFTWARE 0.2%
       Adobe Systems Inc. ......................................     United States            250,000            7,462,500
                                                                                                            --------------


                                        Quarterly Statements of Investments | 87

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                   COUNTRY                 SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------
       SECURITIES SOLD SHORT (CONT.)
       THRIFTS & MORTGAGE FINANCE 0.1%
       Washington Mutual Inc. ..................................    United States              78,400       $    3,074,848
                                                                                                            --------------
       WIRELESS TELECOMMUNICATION SERVICES 0.1%
       Telephone & Data Systems Inc. ...........................    United States              54,900            2,141,100
                                                                                                            --------------
       TOTAL SECURITIES SOLD SHORT (COST $95,518,267) ..........                                            $   96,666,757
                                                                                                            --------------

CURRENCY ABBREVIATIONS:

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $21,205,815, representing 0.59% of net assets.

(c) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)   See Note 4 regarding restricted and illiquid securities.

(e)   Rounds to less than 0.05% of net assets.

(f)   See Note 7 regarding other considerations.

(g)   See Note 6 regarding holdings of 5% voting securities.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)   The coupon shown represents the rate at period end.

(j)   See Note 5 regarding unfunded loan commitments.

(k)   Defaulted security.

(l)   Security segregated with broker for securities sold short.

(m) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(n) At September 30, 2005, all repurchase agreements had been entered into on that date.


88 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                         INDUSTRY                SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 97.7%
       AUSTRIA 0.7%
       Bank Austria Creditanstalt .............................         Commercial Banks                   77,740  $     8,690,424
                                                                                                                   ---------------
       BELGIUM 0.5%
       Inbev ..................................................            Beverages                      137,132        5,425,339
                                                                                                                   ---------------
       BERMUDA 0.2%
       Gome Electrical Appliances Holdings Ltd. ...............         Specialty Retail                3,740,000        2,253,840
                                                                                                                   ---------------
       BRAZIL 8.6%
       Banco Bradesco SA, ADR, pfd. ...........................         Commercial Banks                  409,386       20,027,163
       Centrais Eletricas Brasileiras SA ......................        Electric Utilities             579,624,764       11,617,448
       Cia de Bebidas das Americas (AmBev), ADR ...............            Beverages                       43,460        1,303,800
       Cia de Bebidas das Americas (AmBev), ADR, pfd. .........            Beverages                      211,900        7,878,442
       Cia Vale do Rio Doce, ADR, pfd., A .....................         Metals & Mining                   270,900       10,540,719
       Klabin SA, pfd. ........................................      Containers & Packaging               324,000          668,281
    (a)Localiza Rent a Car SA, 144A ...........................  Diversified Consumer Services            195,564        1,622,246
       Petroleo Brasileiro SA, ADR, pfd. ......................   Oil, Gas & Consumable Fuels             379,986       24,224,108
       Souza Cruz SA ..........................................             Tobacco                       824,825        9,982,076
       Suzano Bahia Sul Papel e Celulose SA, pfd., A ..........     Paper & Forest Products               589,854        3,319,284
       Unibanco Uniao de Bancos Brasileiros SA, GDR ...........         Commercial Banks                   98,200        5,165,320
       Usinas Siderurgicas de Minas Gerais SA, pfd., A ........         Metals & Mining                   156,300        3,637,329
                                                                                                                   ---------------
                                                                                                                        99,986,216
                                                                                                                   ---------------
       CHINA 10.6%
       Aluminum Corp. of China Ltd., H ........................         Metals & Mining                14,218,000        8,980,581
       Anhui Conch Cement Co. Ltd., H .........................      Construction Materials             4,062,000        4,031,814
       Beijing Enterprises Holdings Ltd. ......................     Industrial Conglomerates               93,179          167,557
       Brilliance China Automotive Holdings Ltd. ..............           Automobiles                   2,916,000          420,994
       China International Marine Containers Co. Ltd., B ......            Machinery                    1,471,700        1,477,837
       China Mobile (Hong Kong) Ltd., fgn. ....................    Wireless Telecommunication
                                                                            Services                    7,212,000       35,327,193
       China Resources Enterprise Ltd. ........................           Distributors                  4,538,000        7,429,131
       China Travel International Investment Hong Kong Ltd. ...   Hotels Restaurants & Leisure          3,914,000        1,059,522
       Chongqing Changan Automobile Co. Ltd., B ...............           Automobiles                   2,386,800        1,009,159
       CITIC Pacific Ltd. .....................................     Industrial Conglomerates            1,819,959        5,090,860
       Denway Motors Ltd. .....................................           Automobiles                  21,230,234        7,731,131
       Huadian Power International Corp. Ltd., H ..............   Independent Power Producers
                                                                        & Energy Traders               10,606,000        2,939,408
       Huaneng Power International Inc., H ....................   Independent Power Producers
                                                                        & Energy Traders                3,082,000        2,284,390
       PetroChina Co. Ltd., H .................................   Oil, Gas & Consumable Fuels          33,420,000       28,002,037
    (a)PetroChina Co. Ltd., H, 144A ...........................   Oil, Gas & Consumable Fuels           7,682,000        6,436,614
       Shanghai Industrial Holdings Ltd. ......................     Industrial Conglomerates            3,817,000        7,724,878
       TCL Multimedia Technology Holdings Ltd. ................        Household Durables               3,658,000          679,010
       Travelsky Technology Ltd., H ...........................           IT Services                   3,575,000        3,225,848
                                                                                                                   ---------------
                                                                                                                       124,017,964
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 89

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                         INDUSTRY                SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       CROATIA 0.7%
       Pliva d.d., GDR, Reg S .................................         Pharmaceuticals                   601,600  $     8,151,680
                                                                                                                   ---------------
       GREECE 0.3%
       Coca-Cola Hellenic Bottling Co. SA .....................            Beverages                       64,700        1,876,039
       Titan Cement Co. .......................................      Construction Materials                40,705        1,360,356
                                                                                                                   ---------------
                                                                                                                         3,236,395
                                                                                                                   ---------------
       HONG KONG 2.2%
       Cheung Kong Holdings Ltd. ..............................           Real Estate                   1,184,000       13,369,822
       Cheung Kong Infrastructure Holdings Ltd. ...............        Electric Utilities                 572,000        1,909,702
       Dairy Farm International Holdings Ltd. .................     Food & Staples Retailing            1,146,433        4,195,945
       Guoco Group Ltd. .......................................  Diversified Financial Services            65,728          666,799
       Hopewell Holdings Ltd. .................................  Transportation Infrastructure            734,000        1,934,903
       MTR Corp. Ltd. .........................................           Road & Rail                   1,665,885        3,489,540
                                                                                                                   ---------------
                                                                                                                        25,566,711
                                                                                                                   ---------------
       HUNGARY 2.4%
       BorsodChem Rt. .........................................            Chemicals                      111,047        1,266,208
       Gedeon Richter Ltd. ....................................         Pharmaceuticals                    50,356        9,062,142
       Magyar Telekom Ltd. ....................................  Diversified Telecommunication
                                                                            Services                    2,083,800       10,727,284
       MOL Magyar Olaj-es Gazipari Rt. ........................   Oil, Gas & Consumable Fuels              58,090        6,419,665
                                                                                                                   ---------------
                                                                                                                        27,475,299
                                                                                                                   ---------------
       INDIA 3.3%
       Bharat Petroleum Corp. Ltd. ............................   Oil, Gas & Consumable Fuels             105,458          969,767
       Gail India Ltd. ........................................          Gas Utilities                    855,630        5,132,223
       Hindustan Lever Ltd. ...................................        Household Products               2,477,600       10,210,835
       Hindustan Petroleum Corp. Ltd. .........................   Oil, Gas & Consumable Fuels           1,374,169        9,885,388
       Indian Oil Corp. Ltd. ..................................   Oil, Gas & Consumable Fuels             245,296        2,521,044
       National Aluminum Co. Ltd. .............................         Metals & Mining                   282,500        1,118,303
       Tata Motors Ltd. .......................................            Machinery                      132,000        1,604,991
       Tata Tea Ltd. ..........................................          Food Products                    351,978        6,734,867
                                                                                                                   ---------------
                                                                                                                        38,177,418
                                                                                                                   ---------------
       INDONESIA 0.7%
       PT Astra International Tbk .............................           Automobiles                   5,371,000        5,084,199
       PT Bank Danamon ........................................         Commercial Banks                8,360,000        3,266,893
                                                                                                                   ---------------
                                                                                                                         8,351,092
                                                                                                                   ---------------
       MALAYSIA 2.4%
       Kuala Lumpur Kepong Bhd. ...............................          Food Products                    696,600        1,420,697
       Maxis Communications Bhd. ..............................    Wireless Telecommunication
                                                                            Services                    4,584,000       11,399,684
       Resorts World Bhd. .....................................   Hotels Restaurants & Leisure          2,046,000        5,922,632
       SIME Darby Bhd. ........................................     Industrial Conglomerates            2,877,700        4,695,195
       Tanjong PLC ............................................   Hotels Restaurants & Leisure            513,000        1,957,500


90 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY                  SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MALAYSIA (CONT.)
       YTL Corp. Bhd. .........................................         Multi-Utilities                   911,866  $     1,319,806
       YTL Power International Bhd. ...........................         Water Utilities                 2,582,736        1,468,082
                                                                                                                   ---------------
                                                                                                                        28,183,596
                                                                                                                   ---------------
       MEXICO 4.0%
       Fomento Economico Mexicano SA de CV (Femsa), ADR .......            Beverages                      210,592       14,724,593
       Grupo Bimbo SA de CV, A ................................          Food Products                    668,764        2,175,716
    (b)Grupo Televisa SA ......................................              Media                        703,034        2,515,211
       Kimberly Clark de Mexico SA de CV, A ...................       Household Products                4,538,033       17,121,072
       Telefonos de Mexico SA de CV (Telmex), L, ADR ..........  Diversified Telecommunication
                                                                           Services                       467,364        9,940,832
                                                                                                                   ---------------
                                                                                                                        46,477,424
                                                                                                                   ---------------
       PANAMA 0.3%
       Banco Latinoamericano de Exportaciones SA, E ...........        Commercial Banks                   224,400        3,810,312
                                                                                                                   ---------------
       PHILIPPINES 0.6%
       San Miguel Corp., B ....................................            Beverages                    4,263,893        7,034,245
                                                                                                                   ---------------
       POLAND 2.5%
       Polski Koncern Naftowy Orlen SA ........................   Oil, Gas & Consumable Fuels             524,129       10,737,845
       Telekomunikacja Polska SA ..............................  Diversified Telecommunication
                                                                           Services                     2,445,600       19,051,168
                                                                                                                   ---------------
                                                                                                                        29,789,013
                                                                                                                   ---------------
       PORTUGAL 0.2%
    (b)Jeronimo Martins SGPS SA ...............................    Food & Staples Retailing               158,244        2,282,804
                                                                                                                   ---------------
       RUSSIA 3.9%
       Lukoil Holdings, ADR ...................................   Oil, Gas & Consumable Fuels             278,508       16,083,837
       Mining and Metallurgical Co. Norilsk Nickel ............         Metals & Mining                   156,800       12,442,080
       Mobile Telesystems, ADR ................................   Wireless Telecommunication
                                                                           Services                       274,500       11,166,660
       Unified Energy Systems .................................       Electric Utilities               14,069,500        5,451,931
                                                                                                                   ---------------
                                                                                                                        45,144,508
                                                                                                                   ---------------
       SINGAPORE 4.7%
       ComfortDelGro Corp. Ltd. ...............................           Road & Rail                   5,865,000        5,199,007
       DBS Group Holdings Ltd. ................................        Commercial Banks                   445,000        4,155,069
       Fraser & Neave Ltd. ....................................    Industrial Conglomerates             1,183,681       12,031,625
       Keppel Corp. Ltd. ......................................    Industrial Conglomerates             2,182,600       16,380,947
       Singapore Press Holdings Ltd. ..........................              Media                      1,179,000        3,218,970
       Singapore Technologies Engineering Ltd. ................       Aerospace & Defense               2,988,000        4,485,134
       Singapore Telecommunications Ltd. ......................  Diversified Telecommunication
                                                                           Services                     6,052,428        8,763,082
       Suntec Real Estate Investment Trust ....................           Real Estate                     264,000          179,417
                                                                                                                   ---------------
                                                                                                                        54,413,251
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 91

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                         INDUSTRY                SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       SOUTH AFRICA 8.2%
       Anglo American PLC .....................................          Metals & Mining                  831,579  $    24,953,902
       Nampak Ltd. ............................................      Containers & Packaging               640,600        1,599,236
       Nedbank Group Ltd. .....................................         Commercial Banks                  898,915       13,021,204
    (a)Nedbank Group Ltd., 144A ...............................         Commercial Banks                   64,737          937,746
       Old Mutual PLC .........................................             Insurance                   5,213,498       12,755,649
       Remgro Ltd. ............................................       Diversified Financial
                                                                            Services                    1,373,510       23,726,225
       SABMiller PLC ..........................................             Beverages                     288,574        5,667,203
       Sappi Ltd. .............................................      Paper & Forest Products              898,180       10,548,147
       Sasol Ltd. .............................................    Oil, Gas & Consumable Fuels             32,000        1,238,272
       The Spar Group Ltd. ....................................     Food & Staples Retailing              127,500          618,971
                                                                                                                   ---------------
                                                                                                                        95,066,555
                                                                                                                   ---------------
       SOUTH KOREA 17.1%
       CJ Corp. ...............................................           Food Products                   105,870        7,477,354
       Daelim Industrial Co. ..................................    Construction & Engineering              11,600          818,170
       Daewoo Shipbuilding & Marine Engineering Co. Ltd. ......             Machinery                     791,700       17,829,372
       Hana Bank ..............................................         Commercial Banks                  385,890       14,237,436
       Hite Brewery Co. Ltd. ..................................             Beverages                      53,630        6,629,871
       Hyundai Development Co. ................................    Construction & Engineering             408,670       12,923,919
       Kangwon Land Inc. ......................................   Hotels Restaurants & Leisure            665,665       11,354,899
       Korea Gas Corp. ........................................           Gas Utilities                    85,200        2,849,526
    (b)LG Card Co. Ltd. .......................................         Consumer Finance                  161,060        6,096,665
       LG Chem Ltd. ...........................................             Chemicals                     195,940        8,430,959
    (b)LG Corp. ...............................................     Industrial Conglomerates              425,000       10,731,912
       LG Electronics Inc. ....................................        Household Durables                 120,130        8,047,041
       LG Household & Health Care Ltd. ........................        Household Products                  63,560        3,648,533
       LG Petrochemical Co. Ltd. ..............................             Chemicals                     154,410        4,098,857
       Samsung Electronics Co. Ltd. ...........................         Semiconductors &
                                                                     Semiconductor Equipment               75,818       42,722,553
       Samsung Fine Chemicals Co. Ltd. ........................             Chemicals                     220,890        5,641,321
       Samsung Heavy Industries Co. Ltd. ......................             Machinery                     389,370        5,671,705
       Shinhan Financial Group Co. Ltd. .......................         Commercial Banks                  169,000        5,878,965
       SK Corp. ...............................................    Oil, Gas & Consumable Fuels            237,140       13,748,893
       SK Telecom Co. Ltd. ....................................    Wireless Telecommunication
                                                                            Services                       55,450       10,760,541
                                                                                                                   ---------------
                                                                                                                       199,598,492
                                                                                                                   ---------------
       SWEDEN 0.8%
       Oriflame Cosmetics, SDR ................................         Personal Products                 334,650        9,741,132
                                                                                                                   ---------------
       TAIWAN 12.8%
       Acer Inc. ..............................................      Computers & Peripherals            1,739,629        3,459,810
       BenQ Corp. .............................................      Computers & Peripherals            3,488,000        3,027,057
       Chinatrust Financial Holding Co. Ltd. ..................         Commercial Banks                2,158,000        1,859,812


92 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                        INDUSTRY                 SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       TAIWAN (CONT.)
       Chunghwa Telecom Co. Ltd. ..............................  Diversified Telecommunication
                                                                           Services                     3,242,000  $     5,666,210
       D-Link Corp. ...........................................    Communications Equipment             6,629,465        6,872,086
       Delta Electronics Inc. .................................      Electronic Equipment
                                                                         & Instruments                  3,212,290        5,488,446
       Elan Microelectronics Corp. ............................        Semiconductors &
                                                                    Semiconductor Equipment             1,393,651          560,644
       Kinpo Electronics Inc. .................................       Office Electronics                   13,460            5,638
       Lite-On Technology Corp. ...............................     Computers & Peripherals             8,395,314        9,372,961
       MediaTek Inc. ..........................................        Semiconductors &
                                                                    Semiconductor Equipment             1,349,700       12,730,141
       Mega Financial Holdings Co. Ltd. .......................        Commercial Banks                23,281,503       14,732,686
       Premier Image Technology Corp. .........................  Leisure Equipment & Products           5,645,430        8,284,716
       President Chain Store Corp. ............................    Food & Staples Retailing             5,413,144       10,113,300
       Realtek Semiconductor Corp. ............................        Semiconductors &
                                                                    Semiconductor Equipment             7,859,450        9,165,470
       Siliconware Precision Industries Co. Ltd. ..............        Semiconductors &
                                                                    Semiconductor Equipment             3,701,901        3,736,984
       Sunplus Technology Co. Ltd. ............................        Semiconductors &
                                                                    Semiconductor Equipment             6,081,040        5,570,614
       Synnex Technology International Corp. ..................      Electronic Equipment
                                                                         & Instruments                  3,998,760        5,163,305
       Taiwan Mobile Co. Ltd. .................................   Wireless Telecommunication
                                                                           Services                    14,899,302       14,187,460
       Taiwan Semiconductor Manufacturing Co. Ltd. ............        Semiconductors &
                                                                    Semiconductor Equipment             9,012,428       14,475,069
       UNI-President Enterprises Corp. ........................          Food Products                 23,850,600        9,594,718
       Yuanta Core Pacific Securities Co. .....................         Capital Markets                 8,353,329        5,336,384
                                                                                                                   ---------------
                                                                                                                       149,403,511
                                                                                                                   ---------------
       THAILAND 3.8%
       Bangkok Bank Public Co. Ltd., fgn. .....................        Commercial Banks                   724,500        2,012,255
       BEC World Public Co. Ltd., fgn. ........................              Media                      7,775,700        2,860,594
       Kasikornbank Public Co. Ltd., fgn. .....................        Commercial Banks                 5,798,600        9,465,372
       Land and House Public Co. Ltd., fgn. ...................       Household Durables               10,136,075        2,234,900
       Shin Corp. Public Co. Ltd., fgn. .......................   Wireless Telecommunication
                                                                           Services                     5,035,700        5,030,179
       Siam Cement Public Co. Ltd., fgn. ......................     Construction Materials              1,341,279        8,300,277
       Siam Commercial Bank Public Co. Ltd., fgn. .............        Commercial Banks                 3,655,000        4,586,003
       Siam Makro Public Co. Ltd., fgn. .......................    Food & Staples Retailing               452,000          737,824
       Thai Airways International Public Co. Ltd., fgn. .......            Airlines                     2,154,200        2,073,113
    (b)TMB Bank Public Co. Ltd., fgn. .........................        Commercial Banks                64,039,400        6,615,350
    (b)True Corp. Public Co. Ltd., rts., 3/28/08 ..............  Diversified Telecommunication
                                                                           Services                       344,616               --
                                                                                                                   ---------------
                                                                                                                        43,915,867
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 93

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                         INDUSTRY                SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       TURKEY 3.5%
       Arcelik AS, Br. ........................................        Household Durables               1,117,826  $     6,433,830
       KOC Holding AS .........................................     Industrial Conglomerates            1,113,950        5,046,487
       Migros Turk TAS ........................................     Food & Staples Retailing              782,397        6,624,082
    (b)Petkim Petrokimya Holding AS ...........................            Chemicals                    1,137,000        5,741,998
       Tupras-Turkiye Petrol Rafineleri AS ....................   Oil, Gas & Consumable Fuels             638,260       11,234,134
       Turkiye Is Bankasi, C ..................................         Commercial Banks                  908,680        6,309,809
                                                                                                                   ---------------
                                                                                                                        41,390,340
                                                                                                                   ---------------
       UNITED KINGDOM 2.7%
       HSBC Holdings PLC ......................................         Commercial Banks                1,262,263       20,534,259
       Provident Financial PLC ................................         Consumer Finance                  946,032       10,459,567
       Wienerberger AG ........................................         Consumer Finance                    1,650           65,040
                                                                                                                   ---------------
                                                                                                                        31,058,866
                                                                                                                   ---------------
       TOTAL LONG TERM INVESTMENTS (COST $818,559,481) ........                                                      1,138,642,294
                                                                                                                   ---------------
                                                                                              -------------------
                                                                                              PRINCIPAL AMOUNT(d)
                                                                                              -------------------
       SHORT TERM INVESTMENTS (COST $31,711,024) 2.7%
       U.S. GOVERNMENT AND AGENCY SECURITIES 2.7%
    (c)U.S. Treasury Bills, 10/13/05 - 12/29/05 ...............                                $       31,837,000       31,723,860
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $850,270,505) 100.4% ...........                                                      1,170,366,154
       OTHER ASSETS, LESS LIABILITIES (0.4)% ..................                                                         (4,804,018)
                                                                                                                   ---------------
       NET ASSETS 100.0% ......................................                                                    $ 1,165,562,136
                                                                                                                   ===============

See Selected Portfolio Abbreviations on page 118.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $8,996,606, representing 0.77% of net assets.

(b)   Non-income producing.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.


94 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                              COUNTRY        SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS 87.4%
       AEROSPACE & DEFENSE 1.3%
       BAE Systems PLC .........................................................   United Kingdom        3,544,411  $   21,468,968
    (a)Rolls-Royce Group PLC ...................................................   United Kingdom        1,729,900      11,393,364
                                                                                                                    --------------
                                                                                                                        32,862,332
                                                                                                                    --------------
       AIR FREIGHT & LOGISTICS 0.7%
       Deutsche Post AG ........................................................      Germany              753,313      17,641,058
                                                                                                                    --------------

       AIRLINES 0.7%
       Qantas Airways Ltd. .....................................................     Australia           7,413,890      19,048,381
                                                                                                                    --------------

       AUTO COMPONENTS 0.9%
       GKN PLC .................................................................   United Kingdom        4,440,200      23,077,922
                                                                                                                    --------------

       AUTOMOBILES 0.4%
       Volkswagen AG ...........................................................      Germany              181,815      11,212,624
                                                                                                                    --------------

       CAPITAL MARKETS 2.9%
       Amvescap PLC ............................................................   United Kingdom        2,575,100      16,710,224
       ING Groep NV ............................................................    Netherlands          1,304,660      38,865,016
       Nomura Holdings Inc. ....................................................       Japan             1,327,730      20,600,286
                                                                                                                    --------------
                                                                                                                        76,175,526
                                                                                                                    --------------

       CHEMICALS 1.9%
       Akzo Nobel NV ...........................................................    Netherlands            329,003      14,345,233
       BASF AG .................................................................      Germany              324,369      24,410,343
       Lonza Group AG ..........................................................    Switzerland            173,400      10,235,858
                                                                                                                    --------------
                                                                                                                        48,991,434
                                                                                                                    --------------

       COMMERCIAL BANKS 12.6%
       Banco Santander Central Hispano SA ......................................       Spain             1,919,500      25,221,359
(a),(b)Bank of Communications Ltd., 144A .......................................       China             4,184,000       1,766,334
       DBS Group Holdings Ltd. .................................................     Singapore           1,312,000      12,250,450
       Hana Bank ...............................................................    South Korea            684,000      25,236,224
       Kookmin Bank, ADR .......................................................    South Korea            314,560      18,637,680
       Lloyds TSB Group PLC ....................................................   United Kingdom        1,387,500      11,425,895
       Mitsubishi UFJ Financial Group Inc. .....................................       Japan                 3,345      43,912,335
       National Australia Bank Ltd. ............................................     Australia             865,300      21,803,198
       Nordea Bank AB, FDR .....................................................       Sweden            2,135,083      21,252,269
       Royal Bank of Scotland Group PLC ........................................   United Kingdom          852,940      24,199,973
       Shinhan Financial Group Co. Ltd. ........................................    South Korea            869,130      30,234,230
    (b)Shinsei Bank Ltd., 144A .................................................       Japan             4,990,000      31,434,802
       Sumitomo Mitsui Financial Group Inc. ....................................       Japan                 4,182      39,425,022
       Unicredito Italiano SpA .................................................       Italy             4,423,938      24,942,620
                                                                                                                    --------------
                                                                                                                       331,742,391
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 95

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                              COUNTRY        SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       COMMERCIAL SERVICES & SUPPLIES 1.5%
       Rentokil Initial PLC ....................................................   United Kingdom        6,633,900  $   19,360,085
       Securitas AB, B .........................................................       Sweden            1,352,080      20,943,810
                                                                                                                    --------------
                                                                                                                        40,303,895
                                                                                                                    --------------

       COMPUTERS & PERIPHERALS 1.3%
       Compal Electronics Inc. .................................................       Taiwan           12,423,975      12,260,933
       Lite-On Technology Corp. ................................................       Taiwan           15,579,480      17,393,733
       NEC Corp. ...............................................................       Japan             1,058,000       5,732,775
                                                                                                                    --------------
                                                                                                                        35,387,441
                                                                                                                    --------------

       DIVERSIFIED TELECOMMUNICATION SERVICES 7.6%
       BCE Inc. ................................................................       Canada            1,210,660      33,192,323
       China Telecom Corp. Ltd., H .............................................       China            39,562,000      14,916,740
       Chunghwa Telecom Co. Ltd., ADR ..........................................       Taiwan              728,900      13,491,939
       France Telecom SA .......................................................       France              779,220      22,369,414
    (a)France Telecom SA, rts., 10/10/05 .......................................       France              779,220          63,324
       KT Corp., ADR ...........................................................    South Korea            420,880       9,469,800
       Nippon Telegraph & Telephone Corp. ......................................       Japan                 7,388      36,321,621
       Telefonica SA, ADR ......................................................       Spain               361,829      17,845,406
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................       Mexico            1,561,938      33,222,421
       Telenor ASA .............................................................       Norway            2,003,100      17,899,301
                                                                                                                    --------------
                                                                                                                       198,792,289
                                                                                                                    --------------

       ELECTRIC UTILITIES 2.5%
       E.ON AG .................................................................      Germany               50,603       4,659,778
       Endesa SA ...............................................................       Spain               547,398      14,654,926
       Hong Kong Electric Holdings Ltd. ........................................     Hong Kong           3,653,500      18,225,938
       Iberdrola SA, Br. .......................................................       Spain               528,222      14,763,851
       National Grid PLC .......................................................   United Kingdom        1,529,536      14,348,671
                                                                                                                    --------------
                                                                                                                        66,653,164
                                                                                                                    --------------

       ELECTRICAL EQUIPMENT 1.6%
       Gamesa Corp. Tecnologica SA .............................................       Spain               123,635       1,899,470
    (b)Gamesa Corp. Tecnologica SA, 144A .......................................       Spain             1,552,713      23,855,155
    (a)Vestas Wind Systems AS ..................................................      Denmark              502,800      12,148,645
(a),(b)Vestas Wind Systems AS, 144A ............................................      Denmark              167,600       4,049,548
                                                                                                                    --------------
                                                                                                                        41,952,818
                                                                                                                    --------------

       ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
       Electrocomponents PLC ...................................................   United Kingdom        2,058,000       8,827,517
       Hitachi Ltd. ............................................................       Japan             3,361,867      21,296,761
       Mabuchi Motor Co. Ltd. ..................................................       Japan               303,100      14,954,714
       Venture Corp. Ltd. ......................................................     Singapore           1,417,000      12,142,245
                                                                                                                    --------------
                                                                                                                        57,221,237
                                                                                                                    --------------


96 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                              COUNTRY        SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       ENERGY EQUIPMENT & SERVICES 0.4%
       SBM Offshore NV .........................................................    Netherlands            115,874  $    9,667,311
                                                                                                                    --------------

       FOOD & STAPLES RETAILING 0.9%
       Boots Group PLC .........................................................   United Kingdom        2,229,200      23,919,383
                                                                                                                    --------------

       FOOD PRODUCTS 2.3%
       Nestle SA ...............................................................    Switzerland            109,488      32,061,775
       Unilever PLC ............................................................   United Kingdom        2,751,334      28,721,385
                                                                                                                    --------------
                                                                                                                        60,783,160
                                                                                                                    --------------
       HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
       Olympus Corp. ...........................................................       Japan               956,000      21,183,612
                                                                                                                    --------------

       HOTELS RESTAURANTS & LEISURE 1.2%
       Compass Group PLC .......................................................   United Kingdom        8,828,220      32,107,571
                                                                                                                    --------------

       HOUSEHOLD DURABLES 3.9%
       Electrolux AB, B ........................................................       Sweden            1,509,600      35,368,005
       Koninklijke Philips Electronics NV ......................................    Netherlands            951,239      25,283,581
       Persimmon PLC ...........................................................   United Kingdom          614,500       9,297,144
       Sony Corp. ..............................................................       Japan               956,454      31,432,365
                                                                                                                    --------------
                                                                                                                       101,381,095
                                                                                                                    --------------

       INDUSTRIAL CONGLOMERATES 2.8%
       Hutchison Whampoa Ltd. ..................................................     Hong Kong           1,962,000      20,296,159
       Siemens AG ..............................................................      Germany              404,770      31,215,132
       Smiths Group PLC ........................................................   United Kingdom        1,293,800      21,878,932
                                                                                                                    --------------
                                                                                                                        73,390,223
                                                                                                                    --------------

       INSURANCE 4.9%
       ACE Ltd. ................................................................      Bermuda              558,903      26,307,564
       AXA SA ..................................................................       France              479,792      13,173,746
    (b)AXA SA, 144A ............................................................       France               40,480       1,111,468
       Old Mutual PLC ..........................................................    South Africa         5,240,370      12,821,395
       Sompo Japan Insurance Inc. ..............................................       Japan             1,694,000      22,432,441
       Swiss Reinsurance Co. ...................................................    Switzerland            493,655      32,420,842
       XL Capital Ltd., A ......................................................      Bermuda              301,458      20,508,188
                                                                                                                    --------------
                                                                                                                       128,775,644
                                                                                                                    --------------

       IT SERVICES 0.5%
    (a)Contax Participacoes SA, ADR ............................................       Brazil              806,480         502,649
       Satyam Computers Services Ltd. ..........................................       India             1,071,282      13,649,675
                                                                                                                    --------------
                                                                                                                        14,152,324
                                                                                                                    --------------

       LEISURE EQUIPMENT & PRODUCTS 0.6%
    (c)Fuji Photo Film Co. Ltd. ................................................       Japan               473,000      15,586,079
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 97

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                              COUNTRY        SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       MEDIA 5.5%
       British Sky Broadcasting Group PLC ......................................   United Kingdom        4,934,300  $   48,768,739
       Pearson PLC .............................................................   United Kingdom        2,229,000      25,902,151
       Reed Elsevier NV ........................................................    Netherlands            877,400      12,108,761
       VNU NV ..................................................................    Netherlands          1,109,540      34,879,870
       Wolters Kluwer NV .......................................................    Netherlands            380,280       7,076,763
       Yell Group PLC ..........................................................   United Kingdom        2,000,000      16,866,514
                                                                                                                    --------------
                                                                                                                       145,602,798
                                                                                                                    --------------

       METALS & MINING 1.8%
       Alcan Inc. ..............................................................       Canada               55,334       1,755,236
       Barrick Gold Corp. ......................................................       Canada              701,894      20,361,391
       BHP Billiton Ltd. .......................................................     Australia             879,750      14,923,522
       POSCO, ADR ..............................................................    South Korea            165,547       9,363,338
                                                                                                                    --------------
                                                                                                                        46,403,487
                                                                                                                    --------------

       MULTI-UTILITIES 1.4%
       Centrica PLC ............................................................   United Kingdom        2,932,210      12,719,515
       Suez SA .................................................................       France              861,400      24,904,633
                                                                                                                    --------------
                                                                                                                        37,624,148
                                                                                                                    --------------

       OIL, GAS & CONSUMABLE FUELS 5.2%
       BP PLC ..................................................................   United Kingdom        2,849,920      33,846,255
       Eni SpA .................................................................       Italy               845,840      25,125,873
       Repsol YPF SA ...........................................................       Spain               902,215      29,240,860
       Royal Dutch Shell PLC, B ................................................   United Kingdom          993,871      34,297,400
       Total SA, B .............................................................       France               54,077      14,763,520
                                                                                                                    --------------
                                                                                                                       137,273,908
                                                                                                                    --------------

       PAPER & FOREST PRODUCTS 3.4%
       Sappi Ltd., ADR .........................................................    South Africa         1,111,312      13,102,368
       Stora Enso OYJ, R .......................................................      Finland            2,819,980      38,949,497
       UPM-Kymmene Corp. .......................................................      Finland            1,895,319      37,936,456
                                                                                                                    --------------
                                                                                                                        89,988,321
                                                                                                                    --------------

       PHARMACEUTICALS 4.8%
       GlaxoSmithKline PLC .....................................................   United Kingdom        1,861,009      47,321,019
       Sanofi-Aventis ..........................................................       France              500,723      41,383,807
       Shire Pharmaceuticals Group PLC .........................................   United Kingdom          928,000      11,282,948
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               445,800      26,551,613
                                                                                                                    --------------
                                                                                                                       126,539,387
                                                                                                                    --------------

       REAL ESTATE 3.3%
       Cheung Kong Holdings Ltd. ...............................................     Hong Kong           5,614,137      63,395,281
       Swire Pacific Ltd., B ...................................................     Hong Kong          12,648,627      22,337,459
                                                                                                                    --------------
                                                                                                                        85,732,740
                                                                                                                    --------------


98 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                              COUNTRY        SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       ROAD & RAIL 0.2%
       East Japan Railway Co. ..................................................       Japan                 1,100  $    6,280,176
                                                                                                                    --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
       Samsung Electronics Co. Ltd. ............................................    South Korea             69,750      39,303,306
       Taiwan Semiconductor Manufacturing Co. Ltd. .............................       Taiwan            5,757,380       9,247,062
                                                                                                                    --------------
                                                                                                                        48,550,368
                                                                                                                    --------------

       SOFTWARE 1.6%
    (a)Check Point Software Technologies Ltd. ..................................       Israel              842,050      20,478,656
       Nintendo Co. Ltd. .......................................................       Japan               196,000      22,863,789
                                                                                                                    --------------
                                                                                                                        43,342,445
                                                                                                                    --------------

       WIRELESS TELECOMMUNICATION SERVICES 2.0%
       China Mobile (Hong Kong) Ltd., fgn. .....................................       China             2,932,000      14,362,081
       SK Telecom Co. Ltd., ADR ................................................    South Korea            789,520      17,243,117
       Vodafone Group PLC, ADR .................................................   United Kingdom          835,590      21,700,272
                                                                                                                    --------------
                                                                                                                        53,305,470
                                                                                                                    --------------
       TOTAL COMMON STOCKS AND RIGHTS (COST $1,859,670,557) ....................                                     2,302,652,162
                                                                                                                    --------------

       PREFERRED STOCKS 1.4%
       AUTOMOBILES 0.3%
       Volkswagen AG, pfd. .....................................................      Germany              160,254       7,312,995
                                                                                                                    --------------

       DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
       Tele Norte Leste Participacoes SA, ADR, pfd. ............................       Brazil              918,880      15,189,086
                                                                                                                    --------------

       METALS & MINING 0.5%
       Cia Vale do Rio Doce, ADR, pfd., A ......................................       Brazil              342,746      13,336,247
                                                                                                                    --------------
       TOTAL PREFERRED STOCKS (COST $20,930,648) ...............................                                        35,838,328
                                                                                                                    --------------
       TOTAL LONG TERM INVESTMENTS (COST $1,880,601,205) .......................                                     2,338,490,490
                                                                                                                    --------------
       SHORT TERM INVESTMENT (COST $279,081,770) 10.6%
       MONEY FUND 10.6%
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States       279,081,770     279,081,770
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $2,159,682,975) 99.4% ...........................                                     2,617,572,260
       OTHER ASSETS, LESS LIABILITIES 0.6% .....................................                                        16,203,237
                                                                                                                    --------------
       NET ASSETS 100.0% .......................................................                                    $2,633,775,497
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $62,217,307 representing 2.36% of net assets.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 99

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 65.5%
       AEROSPACE & DEFENSE 1.0%
       BAE Systems PLC .......................................................  United Kingdom         667,495        $  4,043,106
    (a)Rolls-Royce Group PLC .................................................  United Kingdom         464,247           3,057,596
                                                                                                                      ------------
                                                                                                                         7,100,702
                                                                                                                      ------------
       AIR FREIGHT & LOGISTICS 0.8%
       Deutsche Post AG ......................................................     Germany             255,240           5,977,201
                                                                                                                      ------------
       AUTO COMPONENTS 0.7%
       Valeo SA ..............................................................      France             127,509           5,300,612
                                                                                                                      ------------
       AUTOMOBILES 0.6%
       Volkswagen AG .........................................................     Germany              70,650           4,357,022
                                                                                                                      ------------
       CAPITAL MARKETS 2.1%
       Amvescap PLC ..........................................................  United Kingdom         587,500           3,812,379
       ING Groep NV ..........................................................   Netherlands           210,732           6,277,576
       Nomura Holdings Inc. ..................................................      Japan              309,600           4,803,573
                                                                                                                      ------------
                                                                                                                        14,893,528
                                                                                                                      ------------
       CHEMICALS 1.7%
       Akzo Nobel NV .........................................................   Netherlands            63,665           2,775,930
       BASF AG ...............................................................     Germany              61,740           4,646,235
       Dow Chemical Co. ......................................................  United States          116,800           4,867,056
                                                                                                                      ------------
                                                                                                                        12,289,221
                                                                                                                      ------------
       COMMERCIAL BANKS 4.8%
       Banco Santander Central Hispano SA ....................................      Spain              445,400           5,852,354
       DBS Group Holdings Ltd. ...............................................    Singapore            476,000           4,444,523
       Kookmin Bank, ADR .....................................................   South Korea           119,040           7,053,120
       Lloyds TSB Group PLC ..................................................  United Kingdom         343,900           2,831,975
       Mitsubishi UFJ Financial Group Inc. ...................................      Japan                  202           2,651,806
       National Australia Bank Ltd. ..........................................    Australia            148,100           3,731,716
       Nordea Bank AB, FDR ...................................................      Sweden             480,660           4,784,412
       Sumitomo Mitsui Financial Group Inc. ..................................      Japan                  269           2,535,947
                                                                                                                      ------------
                                                                                                                        33,885,853
                                                                                                                      ------------
       COMMERCIAL SERVICES & SUPPLIES 2.2%
       R.R. Donnelley & Sons Co. .............................................   United States         103,660           3,842,676
       Rentokil Initial PLC ..................................................  United Kingdom       1,443,100           4,211,480
       Securitas AB, B .......................................................      Sweden             472,700           7,322,155
                                                                                                                      ------------
                                                                                                                        15,376,311
                                                                                                                      ------------
       COMMUNICATIONS EQUIPMENT 0.5%
    (a)Avaya Inc. ............................................................   United States         364,440           3,753,732
                                                                                                                      ------------


100 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       COMPUTERS & PERIPHERALS 0.8%
       Lite-On Technology Corp. ..............................................      Taiwan           2,117,520        $  2,364,108
    (a)Maxtor Corp. ..........................................................   United States         276,400           1,216,160
       NEC Corp. .............................................................       Japan             319,000           1,728,502
                                                                                                                      ------------
                                                                                                                         5,308,770
                                                                                                                      ------------
       CONSUMER FINANCE 0.3%
       Fannie Mae ............................................................   United States          50,400           2,258,928
                                                                                                                      ------------
       DIVERSIFIED CONSUMER SERVICES 0.6%
       H&R Block Inc. ........................................................   United States         183,800           4,407,524
                                                                                                                      ------------
       DIVERSIFIED FINANCIAL SERVICES 1.0%
       JPMorgan Chase & Co. ..................................................   United States         154,870           5,254,739
       Morgan Stanley ........................................................   United States          30,900           1,666,746
                                                                                                                      ------------
                                                                                                                         6,921,485
                                                                                                                      ------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
       Chunghwa Telecom Co. Ltd., ADR ........................................      Taiwan             141,200           2,613,612
       KT Corp., ADR .........................................................    South Korea          208,260           4,685,850
       Nippon Telegraph & Telephone Corp. ....................................       Japan               1,152           5,663,577
       Nippon Telegraph & Telephone Corp., ADR ...............................       Japan               5,680             140,978
       Telefonica SA, ADR ....................................................       Spain             100,192           4,941,469
       Telefonos de Mexico SA de CV (Telmex), L, ADR .........................      Mexico             303,716           6,460,039
       Telenor ASA ...........................................................      Norway             425,300           3,800,396
                                                                                                                      ------------
                                                                                                                        28,305,921
                                                                                                                      ------------
       ELECTRIC UTILITIES 1.9%
       E.ON AG ...............................................................      Germany             72,990           6,721,285
       Endesa SA .............................................................       Spain             122,000           3,266,181
       National Grid PLC .....................................................  United Kingdom         368,659           3,458,413
                                                                                                                      ------------
                                                                                                                        13,445,879
                                                                                                                      ------------
       ELECTRICAL EQUIPMENT 1.6%
       Gamesa Corp. Tecnologica SA ...........................................       Spain              22,797             350,242
    (b)Gamesa Corp. Tecnologica SA, 144A .....................................       Spain             281,943           4,331,640
    (a)Vestas Wind Systems AS ................................................      Denmark            204,300           4,936,293
(a),(b)Vestas Wind Systems AS, 144A ..........................................      Denmark             68,100           1,645,431
                                                                                                                      ------------
                                                                                                                        11,263,606
                                                                                                                      ------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
       Hitachi Ltd. ..........................................................       Japan             845,000           5,352,907
       Mabuchi Motor Co. Ltd. ................................................       Japan              74,700           3,685,639
                                                                                                                      ------------
                                                                                                                         9,038,546
                                                                                                                      ------------
       FOOD & STAPLES RETAILING 0.6%
       Boots Group PLC .......................................................  United Kingdom         364,800           3,914,315
                                                                                                                      ------------


                                       Quarterly Statements of Investments | 101

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FOOD PRODUCTS 1.7%
       Nestle SA .............................................................   Switzerland            22,300        $  6,530,191
       Unilever PLC ..........................................................  United Kingdom         513,650           5,362,032
                                                                                                                      ------------
                                                                                                                        11,892,223
                                                                                                                      ------------
       GAS UTILITIES 1.2%
       El Paso Corp. .........................................................  United States          607,740           8,447,586
                                                                                                                      ------------
       HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
    (a)Boston Scientific Corp. ...............................................  United States          196,230           4,585,895
       Olympus Corp. .........................................................      Japan               14,100             312,436
                                                                                                                      ------------
                                                                                                                         4,898,331
                                                                                                                      ------------
       HEALTH CARE PROVIDERS & SERVICES 0.6%
    (a)Tenet Healthcare Corp. ................................................  United States          376,600           4,229,218
                                                                                                                      ------------
       HOTELS RESTAURANTS & LEISURE 0.8%
       Compass Group PLC .....................................................  United Kingdom       1,511,620           5,497,648
                                                                                                                      ------------
       HOUSEHOLD DURABLES 1.6%
       Koninklijke Philips Electronics NV ....................................   Netherlands           212,837           5,657,129
       Sony Corp. ............................................................      Japan               41,300           1,357,260
       Sony Corp., ADR .......................................................      Japan              136,900           4,543,711
                                                                                                                      ------------
                                                                                                                        11,558,100
                                                                                                                      ------------
       INDUSTRIAL CONGLOMERATES 1.0%
       Siemens AG, ADR .......................................................     Germany              30,680           2,372,484
       Smiths Group PLC ......................................................  United Kingdom         278,600           4,711,293
                                                                                                                      ------------
                                                                                                                         7,083,777
                                                                                                                      ------------
       INSURANCE 3.7%
       ACE Ltd. ..............................................................     Bermuda             101,700           4,787,019
       American International Group Inc. .....................................  United States           76,170           4,719,493
       AXA SA ................................................................      France             210,734           5,786,166
       Swiss Reinsurance Co. .................................................   Switzerland            95,570           6,276,570
       XL Capital Ltd., A ....................................................     Bermuda              68,810           4,681,144
                                                                                                                      ------------
                                                                                                                        26,250,392
                                                                                                                      ------------
       IT SERVICES 0.8%
    (a)BearingPoint Inc. .....................................................  United States          410,000           3,111,900
       Satyam Computers Services Ltd. ........................................      India              216,818           2,762,574
                                                                                                                      ------------
                                                                                                                         5,874,474
                                                                                                                      ------------
       LEISURE EQUIPMENT & PRODUCTS 0.7%
    (c)Fuji Photo Film Co. Ltd. ..............................................      Japan               86,000           2,833,833
       Mattel Inc. ...........................................................  United States          131,100           2,186,748
                                                                                                                      ------------
                                                                                                                         5,020,581
                                                                                                                      ------------


102 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MACHINERY 0.4%
       Atlas Copco AB, A .....................................................      Sweden             154,890        $  2,999,071
                                                                                                                      ------------
       MEDIA 5.2%
       British Sky Broadcasting Group PLC ....................................  United Kingdom         783,600           7,744,803
    (a)DIRECTV Group Inc. ....................................................  United States          420,900           6,305,082
       News Corp. Ltd., A ....................................................  United States          363,110           5,660,885
       Pearson PLC ...........................................................  United Kingdom         364,400           4,234,520
       Reed Elsevier NV ......................................................   Netherlands           501,600           6,922,447
       Time Warner Inc. ......................................................  United States          110,900           2,008,399
       Wolters Kluwer NV .....................................................   Netherlands           215,741           4,014,799
                                                                                                                      ------------
                                                                                                                        36,890,935
                                                                                                                      ------------
       METALS & MINING 0.5%
       POSCO, ADR ............................................................   South Korea            57,100           3,229,576
                                                                                                                      ------------
       MULTI-UTILITIES 0.9%
       Centrica PLC ..........................................................  United Kingdom         480,200           2,083,040
       Suez SA ...............................................................      France             159,880           4,622,420
                                                                                                                      ------------
                                                                                                                         6,705,460
                                                                                                                      ------------
       MULTILINE RETAIL 0.8%
       Target Corp. ..........................................................  United States          107,000           5,556,510
                                                                                                                      ------------
       OIL, GAS & CONSUMABLE FUELS 2.8%
       BP PLC ................................................................  United Kingdom         497,510           5,908,534
       Eni SpA ...............................................................      Italy              224,025           6,654,715
       Royal Dutch Shell PLC, B ..............................................  United Kingdom         217,252           7,497,129
                                                                                                                      ------------
                                                                                                                        20,060,378
                                                                                                                      ------------
       PAPER & FOREST PRODUCTS 1.8%
       Stora Enso OYJ, R .....................................................     Finland             518,430           7,129,784
       UPM-Kymmene Corp. .....................................................     Finland             297,480           5,954,320
                                                                                                                      ------------
                                                                                                                        13,084,104
                                                                                                                      ------------
       PHARMACEUTICALS 4.7%
       Abbott Laboratories ...................................................  United States          118,000           5,003,200
       Bristol-Myers Squibb Co. ..............................................  United States          217,420           5,231,125
       GlaxoSmithKline PLC ...................................................  United Kingdom         290,761           7,393,359
       Pfizer Inc. ...........................................................  United States          129,900           3,243,603
       Sanofi-Aventis ........................................................      France              91,000           7,520,978
       Takeda Pharmaceutical Co. Ltd. ........................................      Japan               84,300           5,020,863
                                                                                                                      ------------
                                                                                                                        33,413,128
                                                                                                                      ------------
       REAL ESTATE 2.7%
       Cheung Kong Holdings Ltd. .............................................    Hong Kong          1,031,500          11,647,780
       Swire Pacific Ltd., A .................................................    Hong Kong            780,000           7,184,005
                                                                                                                      ------------
                                                                                                                        18,831,785
                                                                                                                      ------------


                                       Quarterly Statements of Investments | 103

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
       Samsung Electronics Co. Ltd. ..........................................   South Korea            16,790        $  9,460,968
                                                                                                                      ------------
       SOFTWARE 3.0%
    (a)BEA Systems Inc. ......................................................  United States          420,700           3,777,886
    (a)BMC Software Inc. .....................................................  United States          291,900           6,159,090
    (a)Check Point Software Technologies Ltd. ................................      Israel              89,590           2,178,829
       Nintendo Co. Ltd. .....................................................      Japan               54,800           6,392,528
    (a)Synopsys Inc. .........................................................  United States          128,080           2,420,712
                                                                                                                      ------------
                                                                                                                        20,929,045
                                                                                                                      ------------
       WIRELESS TELECOMMUNICATION SERVICES 2.1%
       China Mobile (Hong Kong) Ltd., fgn. ...................................      China              928,000           4,545,706
       SK Telecom Co. Ltd., ADR ..............................................   South Korea           198,040           4,325,194
       Vodafone Group PLC, ADR ...............................................  United Kingdom         218,000           5,661,460
                                                                                                                      ------------
                                                                                                                        14,532,360
                                                                                                                      ------------
       TOTAL COMMON STOCKS (COST $371,318,020) ...............................                                         464,244,806
                                                                                                                      ------------
       PREFERRED STOCK (COST $613,158) 0.4%
       METALS & MINING 0.4%
       Cia Vale do Rio Doce, ADR, pfd., A ....................................      Brazil              70,240           2,733,039
                                                                                                                      ------------

                                                                                                -------------------
                                                                                                PRINCIPAL AMOUNT(d)
                                                                                                -------------------

       FOREIGN GOVERNMENT AND AGENCY SECURITIES 29.0%
    (e)Government of Argentina, FRN, 4.005%, 8/03/12 .........................     Argentina         4,900,000           3,937,228
       Government of Austria, 5.00%, 7/15/12 .................................      Austria          4,800,000 EUR       6,510,664
       Government of Belgium,
          7.50%, 7/29/08 .....................................................      Belgium          4,193,000 EUR       5,716,078
          5.00%, 9/28/12 .....................................................      Belgium          1,760,000 EUR       2,389,046
       Government of Canada,
          4.50%, 9/01/07 .....................................................       Canada          4,000,000 CAD       3,517,948
          6.00%, 6/01/08 .....................................................       Canada          2,212,000 CAD       2,029,320
          6.00%, 6/01/11 .....................................................       Canada          6,849,000 CAD       6,587,527
       Government of Denmark, 5.00%, 11/15/13 ................................      Denmark         25,080,000 DKK       4,632,736
       Government of Finland, 3.00%, 7/04/08 .................................      Finland          1,850,000 EUR       2,255,344
       Government of France, 4.00%, 10/25/09 .................................       France          4,590,000 EUR       5,813,194
       Government of Germany, 5.00%, 7/04/11 .................................      Germany          1,395,000 EUR       1,872,623
       Government of Indonesia,
          14.00%, 6/15/09 ....................................................     Indonesia    18,000,000,000 IDR       1,743,205
          14.275%, 12/15/13 ..................................................     Indonesia    16,853,000,000 IDR       1,577,956
          10.75%, 5/15/16 ....................................................     Indonesia    66,500,000,000 IDR       5,055,616
       Government of Italy,
          7.75%, 11/01/06 ....................................................       Italy             974,190 EUR       1,239,638
          5.00%, 2/01/12 .....................................................       Italy           1,810,000 EUR       2,433,308


104 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY     PRINCIPAL AMOUNT(d)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Government of Korea,
           6.90%, 1/16/07 ....................................................    South Korea   12,400,000,000 KRW    $ 12,241,242
           4.75%, 3/03/07 ....................................................    South Korea   11,800,000,000 KRW      11,345,505
           4.50%, 9/09/08 ....................................................    South Korea    1,700,000,000 KRW       1,624,711
       Government of Malaysia,
           6.45%, 7/01/08 ....................................................     Malaysia         23,400,000 MYR       6,675,158
           4.305%, 2/27/09 ...................................................     Malaysia          5,000,000 MYR       1,359,079
       Government of Netherlands, 5.00%, 7/15/12 .............................    Netherlands        1,760,000 EUR       2,383,756
       Government of New Zealand, 7.00%, 7/15/09 .............................    New Zealand       20,308,000 NZD      14,551,671
       Government of Norway, 6.75%, 1/15/07 ..................................      Norway          92,455,000 NOK      14,853,484
       Government of Philippines, 9.00%, 2/15/13 .............................    Philippines        1,425,000           1,526,460
       Government of Poland,
           8.50%, 11/12/06 ...................................................       Poland            620,000 PLN         199,533
           8.50%, 5/12/07 ....................................................       Poland         15,700,000 PLN       5,121,259
           6.00%, 5/24/09 ....................................................       Poland         24,850,000 PLN       8,009,221
           6.25%, 10/24/15 ...................................................       Poland          6,850,000 PLN       2,368,487
           5.75%, 9/23/22 ....................................................       Poland            950,000 PLN         322,606
       Government of Singapore, 4.00%, 3/01/07 ...............................     Singapore        17,800,000 SGD      10,769,518
       Government of Slovakia,
           4.80%, 4/14/09 ....................................................  Slovak Republic      1,500,000 SKK          49,864
           4.90%, 2/11/14 ....................................................  Slovak Republic    196,400,000 SKK       6,870,655
           5.30%, 5/12/19 ....................................................  Slovak Republic      1,300,000 SKK          48,421
        (f)Strip, 1/14/07 ....................................................  Slovak Republic    181,500,000 SKK       5,439,660
       Government of Spain, 10.15%, 1/31/06 ..................................       Spain           2,450,000 EUR       3,020,383
       Government of Sweden,
           8.00%, 8/15/07 ....................................................      Sweden          41,865,000 SEK       5,971,527
           5.50%, 10/08/12 ...................................................      Sweden          49,110,000 SEK       7,373,251
        (g)Index Linked, 3.50%, 12/01/15 .....................................      Sweden          20,400,000 SEK       3,483,344
       Government of Thailand,
           8.50%, 10/14/05 ...................................................     Thailand         67,800,000 THB       1,654,488
           8.00%, 12/08/06 ...................................................     Thailand        159,750,000 THB       4,074,219
(b),(e)Government of Ukraine, 144A, FRN, 7.343%, 8/05/09 .....................      Ukraine          1,100,000           1,199,000
       Government of United Kingdom, 7.50%, 12/07/06 .........................  United Kingdom         867,000 GBP       1,585,933
    (e)Government of Venezuela, FRN, 5.194%, 4/20/11 .........................     Venezuela         2,550,000           2,514,427
       New South Wales Treasury Corp.,
           6.50%, 5/01/06 ....................................................     Australia         9,688,000 AUD       7,428,956
           8.00%, 3/01/08 ....................................................     Australia         2,430,000 AUD       1,954,749
       Queensland Treasury Corp., 6.00%,
           7/14/09 ...........................................................     Australia           300,000 AUD         233,009
           8/14/13 ...........................................................     Australia         2,800,000 AUD       2,199,142
                                                                                                                      ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $182,812,710) ....                                         205,764,149
                                                                                                                      ------------
       TOTAL LONG TERM INVESTMENTS (COST $554,743,888) .......................                                         672,741,994
                                                                                                                      ------------


                                       Quarterly Statements of Investments | 105

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY     PRINCIPAL AMOUNT(d)       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 4.7%
       FOREIGN GOVERNMENT SECURITIES (COST $ 6,849,769) 0.9%
    (f)Thailand Treasury Bill,
           2/23/06 ...........................................................    Thailand        139,000,000 THB     $  3,346,227
           3/09/06 ...........................................................    Thailand         37,075,000 THB          890,767
           5/25/06 ...........................................................    Thailand         95,000,000 THB        2,265,349
                                                                                                                      ------------
                                                                                                                         6,502,343
                                                                                                                      ------------

                                                                                                  ------------
                                                                                                     SHARES
                                                                                                  ------------
       MONEY FUND (COST $26,939,172) 3.8%
    (h)Franklin Institutional Fiduciary Trust Money Market Portfolio .........  United States       26,939,172          26,939,172
                                                                                                                      ------------
       TOTAL INVESTMENTS (COST $588,532,829) 99.6% ...........................                                         706,183,509
       OTHER ASSETS, LESS LIABILITIES 0.4% ...................................                                           2,515,559
                                                                                                                      ------------
       NET ASSETS 100.0% .....................................................                                        $708,699,068
                                                                                                                      ============

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

See Selected Portfolio Abbreviations on page 118.

(a)   Non-income producing.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $7,176,071 representing 1.01% of net assets.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)   The coupon shown represents the rate at period end.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(g)   Redemption price at maturity is adjusted for inflation.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


106 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                        PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 89.7%
       ARGENTINA 2.1%
    (b)Government of Argentina, FRN, 4.005%, 8/03/12 ..............................         2,667,000       $   2,142,977
                                                                                                            -------------
       AUSTRALIA 3.3%
       New South Wales Treasury Corp., 8.00%, 3/01/08 .............................         1,990,000 AUD       1,600,803
       Queensland Treasury Corp., 6.00%,
          8/14/13 .................................................................         2,200,000 AUD       1,727,897
          10/14/15 ................................................................           200,000 AUD         157,048
                                                                                                            -------------
                                                                                                                3,485,748
                                                                                                            -------------
       AUSTRIA 1.6%
       Government of Austria,
          5.50%, 10/20/07 .........................................................           425,000 EUR         542,030
          5.00%, 7/15/12 ..........................................................           850,000 EUR       1,152,930
                                                                                                            -------------
                                                                                                                1,694,960
                                                                                                            -------------
       BELGIUM 0.9%
       Government of Belgium, 7.50%, 7/29/08 ......................................           686,000 EUR         935,185
                                                                                                            -------------
       BRAZIL 0.4%
    (b)Government of Brazil, FRN, 4.313%, 4/15/12 .................................           376,358             371,066
                                                                                                            -------------
       CANADA 4.7%
       Government of Canada,
          8.75%, 12/01/05 .........................................................           345,000 CAD         299,705
          3.00%, 6/01/06 ..........................................................         3,470,000 CAD       2,983,866
          5.75%, 9/01/06 ..........................................................           790,000 CAD         695,223
          7.00%, 12/01/06 .........................................................           750,000 CAD         672,921
       Province of Alberta,
          5.00%, 12/16/08 .........................................................           170,000 CAD         152,865
          senior note, 7.25%, 10/28/05 ............................................           150,000 CAD         129,502
                                                                                                            -------------
                                                                                                                4,934,082
                                                                                                            -------------
       DENMARK 1.2%
       Government of Denmark,
          7.00%, 11/15/07 .........................................................         1,450,000 DKK         255,591
          5.00%, 11/15/13 .........................................................         3,950,000 DKK         729,637
          7.00%, 11/10/24 .........................................................         1,300,000 DKK         312,347
                                                                                                            -------------
                                                                                                                1,297,575
                                                                                                            -------------
       FINLAND 1.5%
       Government of Finland,
          5.00%, 4/25/09 ..........................................................           660,000 EUR         858,482
          5.375%, 7/04/13 .........................................................           540,000 EUR         755,172
                                                                                                            -------------
                                                                                                                1,613,654
                                                                                                            -------------
       FRANCE 1.0%
       Government of France, 4.00%, 10/25/09 ......................................           845,000 EUR       1,070,185
                                                                                                            -------------


                                       Quarterly Statements of Investments | 107

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                        PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       GERMANY 1.8%
       Government of Germany, 4.00%, 2/16/07 ......................................           110,000 EUR   $     135,243
       KfW Bankengruppe, senior note, 6.375%, 2/17/15 .............................         2,530,000 NZD       1,747,711
                                                                                                            -------------
                                                                                                                1,882,954
                                                                                                            -------------
       GREECE 1.2%
       Government of the Hellenic Republic,
          3.25%, 6/21/07 ..........................................................           270,000 EUR         329,055
          4.60%, 5/20/13 ..........................................................           700,000 EUR         924,312
                                                                                                            -------------
                                                                                                                1,253,367
                                                                                                            -------------
       INDONESIA 6.1%
       Government of Indonesia,
          14.00%, 6/15/09 .........................................................    13,407,000,000 IDR       1,298,397
          13.15%, 3/15/10 .........................................................     8,880,000,000 IDR         828,405
          15.425%, 9/15/10 ........................................................       450,000,000 IDR          45,000
          10.00%, 10/15/11 ........................................................     1,800,000,000 IDR         142,392
          11.00%, 12/15/12 ........................................................       450,000,000 IDR          35,891
          14.25%, 6/15/13 .........................................................    11,269,000,000 IDR       1,052,021
          14.275%, 12/15/13 .......................................................    21,167,000,000 IDR       1,981,879
          11.00%, 10/15/14 ........................................................     3,390,000,000 IDR         265,970
          10.75%, 5/15/16 .........................................................     3,300,000,000 IDR         250,880
          10.00%, 7/15/17 .........................................................     3,500,000,000 IDR         253,155
          11.00%, 11/15/20 ........................................................     2,000,000,000 IDR         155,825
                                                                                                            -------------
                                                                                                                6,309,815
                                                                                                            -------------
       IRELAND 1.0%
       Government of Ireland, 5.00%, 4/18/13 ......................................           800,000 EUR       1,092,085
                                                                                                            -------------
       ITALY 0.1%
       Government of Italy, 7.75%, 11/01/06 .......................................            41,293 EUR          52,545
                                                                                                            -------------
       MALAYSIA 4.7%
       Government of Malaysia,
          8.60%, 12/01/07 .........................................................         3,020,000 MYR         884,025
          3.135%, 12/17/07 ........................................................         3,500,000 MYR         919,793
          6.45%, 7/01/08 ..........................................................         4,600,000 MYR       1,312,210
          4.305%, 2/27/09 .........................................................         3,660,000 MYR         994,846
          4.032%, 9/15/09 .........................................................         1,850,000 MYR         500,368
          3.644%, 8/25/10 .........................................................         1,100,000 MYR         293,526
                                                                                                            -------------
                                                                                                                4,904,768
                                                                                                            -------------
       MEXICO 0.6%
    (c)Government of Mexico, 144A, 7.50%, 3/08/10 .................................           450,000 EUR         637,668
                                                                                                            -------------
       NETHERLANDS 0.8%
       Government of the Netherlands,
          3.00%, 7/15/06 ..........................................................           150,000 EUR         181,405
          5.75%, 2/15/07 ..........................................................           488,000 EUR         613,344
                                                                                                            -------------
                                                                                                                  794,749
                                                                                                            -------------


108 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                        PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       NEW ZEALAND 2.9%
       Government of New Zealand, 7.00%, 7/15/09 ..................................         4,230,000 NZD   $   3,031,001
                                                                                                            -------------
       NORWAY 6.5%
       Government of Norway, 6.75%, 1/15/07 .......................................        41,960,000 NOK       6,741,141
                                                                                                            -------------
       PERU 2.9%
       Government of Peru, Series 7, 8.60%, 8/12/17 ...............................         5,970,000 PEN       1,933,366
       Peru Bond Soberano, 7.84%, 8/12/20 .........................................         3,600,000 PEN       1,097,499
                                                                                                            -------------
                                                                                                                3,030,865
                                                                                                            -------------
       PHILIPPINES 1.2%
       Government of the Philippines,
          9.00%, 2/15/13 ..........................................................           800,000             856,960
          Reg S, 9.125%, 2/22/10 ..................................................           330,000 EUR         449,771
                                                                                                            -------------
                                                                                                                1,306,731
                                                                                                            -------------
       POLAND 6.6%
       Government of Poland,
          8.50%, 11/12/06 .........................................................         4,720,000 PLN       1,519,025
          8.50%, 5/12/07 ..........................................................         3,290,000 PLN       1,073,181
          6.00%, 5/24/09 ..........................................................         7,440,000 PLN       2,397,931
          6.25%, 10/24/15 .........................................................         2,490,000 PLN         860,954
          5.75%, 9/23/22 ..........................................................         3,100,000 PLN       1,052,713
                                                                                                            -------------
                                                                                                                6,903,804
                                                                                                            -------------
       SINGAPORE 4.7%
       Government of Singapore,
          4.00%, 3/01/07 ..........................................................         6,420,000 SGD       3,884,287
          2.625%, 10/01/07 ........................................................         1,630,000 SGD         969,629
                                                                                                            -------------
                                                                                                                4,853,916
                                                                                                            -------------
       SLOVAK REPUBLIC 3.7%
       Government of Slovakia,
          4.95%, 3/05/08 ..........................................................         4,000,000 SKK         130,416
          4.80%, 4/14/09 ..........................................................        33,500,000 SKK       1,113,623
          4.90%, 2/05/10 ..........................................................         1,000,000 SKK          33,817
          8.50%, 8/17/10 ..........................................................        30,000,000 SKK       1,162,574
          7.50%, 3/13/12 ..........................................................        19,000,000 SKK         741,003
          5.00%, 1/22/13 ..........................................................         6,000,000 SKK         208,820
          4.90%, 2/11/14 ..........................................................         4,900,000 SKK         171,417
          5.30%, 5/12/19 ..........................................................         6,700,000 SKK         249,554
                                                                                                            -------------
                                                                                                                3,811,224
                                                                                                            -------------
       SOUTH AFRICA 0.3%
       Government of South Africa, 5.25%, 5/16/13 .................................           200,000 EUR         267,287
                                                                                                            -------------


                                       Quarterly Statements of Investments | 109

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                        PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       SOUTH KOREA 13.9%
       Government of Korea,
          4.50%, 3/05/06 ..........................................................     2,100,000,000 KRW   $   2,017,011
          4.50%, 9/03/06 ..........................................................       510,000,000 KRW         489,345
          6.90%, 1/16/07 ..........................................................     1,200,000,000 KRW       1,184,636
          4.75%, 3/03/07 ..........................................................     4,515,000,000 KRW       4,341,098
          3.75%, 9/10/07 ..........................................................     1,700,000,000 KRW       1,604,743
          4.75%, 3/12/08 ..........................................................     3,093,000,000 KRW       2,975,469
          4.50%, 9/09/08 ..........................................................     1,945,000,000 KRW       1,858,861
                                                                                                            -------------
                                                                                                               14,471,163
                                                                                                            -------------
       SPAIN 0.5%
       Government of Spain, 6.00%, 1/31/08 ........................................           390,000 EUR         506,354
                                                                                                            -------------
       SWEDEN 5.6%
       Government of Sweden,
          3.50%, 4/20/06 ..........................................................         2,100,000 SEK         273,787
          8.00%, 8/15/07 ..........................................................        16,390,000 SEK       2,337,832
          5.25%, 3/15/11 ..........................................................         3,900,000 SEK         565,601
          5.50%, 10/08/12 .........................................................         6,280,000 SEK         942,863
       (d)Index Linked, 3.50%, 12/01/15 ...........................................         9,800,000 SEK       1,668,615
                                                                                                            -------------
                                                                                                                5,788,698
                                                                                                            -------------
       THAILAND 3.7%
       Government of Thailand,
          8.50%, 10/14/05 .........................................................        82,800,000 THB       2,020,526
          8.00%, 12/08/06 .........................................................        60,700,000 THB       1,548,076
          4.125%, 2/12/08 .........................................................         9,000,000 THB         217,427
          8.50%, 12/08/08 .........................................................         1,000,000 THB          27,009
                                                                                                            -------------
                                                                                                                3,813,038
                                                                                                            -------------
       UKRAINE 1.7%
       Government of Ukraine,
       (c)144A, 6.875%, 3/04/11 ...................................................           260,000             274,586
       (c)144A, 7.65%, 6/11/13 ....................................................         1,130,000           1,245,260
       (b)FRN, 7.343%, 8/05/09 ....................................................           275,000             299,640
                                                                                                            -------------
                                                                                                                1,819,486
                                                                                                            -------------
       UNITED KINGDOM 0.3%
       Government of United Kingdom, 7.50%, 12/07/06 ..............................           175,000 GBP         320,113
                                                                                                            -------------
       VENEZUELA 2.2%
       Government of Venezuela,
       (b)FRN, 4.64%, 4/20/11 .....................................................           265,000             261,303
          9.25%, 9/15/27 ..........................................................         1,710,000           2,022,075
                                                                                                            -------------
                                                                                                                2,283,378
                                                                                                            -------------
       TOTAL LONG TERM INVESTMENTS (COST $88,635,148) .............................                            93,421,582
                                                                                                            -------------


110 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                        PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 3.7%
       CANADA 1.7%
       Province of Alberta, 7.50%, 12/01/05 .......................................           930,000 CAD   $     806,195
                                                                                                            -------------
       Province of Ontario, 3.50%, 9/08/06 ........................................         1,065,000 CAD         918,639
                                                                                                            -------------
                                                                                                                1,724,834
                                                                                                            -------------
       NORWAY 0.3%
    (e)Norway Treasury Bill, 3/15/06 ..............................................         2,400,000 NOK         362,337
                                                                                                            -------------
       THAILAND 1.7%
    (e)Bank of Thailand Bond, Strip, 4/07/06 ......................................         8,400,000 THB         201,315
    (e)Thailand Treasury Bill, 3/09/06 ............................................        19,500,000 THB         468,508
    (e)Thailand Treasury Bill, 4/17/06 ............................................         3,600,000 THB          86,212
    (e)Thailand Treasury Bill, 8/24/06 ............................................        42,500,000 THB       1,003,246
                                                                                                            -------------
                                                                                                                1,759,281
                                                                                                            -------------
       TOTAL SHORT TERM INVESTMENTS (COST $3,867,359) .............................                             3,846,452
                                                                                                            -------------
       TOTAL INVESTMENTS (COST $92,502,507) 93.4% .................................                            97,268,034
       OTHER ASSETS, LESS LIABILITIES 6.6% ........................................                             6,832,942
                                                                                                            -------------
       NET ASSETS 100.0% ..........................................................                         $ 104,100,976
                                                                                                            =============

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

See Selected Portfolio Abbreviations on page 118.

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $2,157,514 representing 2.07% of net assets.

(d)   Redemption price at maturity is adjusted for inflation.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 111

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                    COUNTRY            SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS 91.7%
       AEROSPACE & DEFENSE 2.6%
       BAE Systems PLC .............................................    United Kingdom          3,230,558      $   19,567,919
    (a)BAE Systems PLC, 144A .......................................    United Kingdom             36,352             220,189
       Raytheon Co. ................................................    United States             671,840          25,543,357
    (b)Rolls-Royce Group PLC .......................................    United Kingdom          3,292,060          21,681,968
                                                                                                               --------------
                                                                                                                   67,013,433
                                                                                                               --------------
       AIR FREIGHT & LOGISTICS 0.6%
       Deutsche Post AG ............................................       Germany                632,190          14,804,603
                                                                                                               --------------
       AIRLINES 0.5%
       Singapore Airlines Ltd. .....................................      Singapore             1,999,100          13,704,199
                                                                                                               --------------
       AUTO COMPONENTS 0.8%
       Lear Corp. ..................................................    United States             281,750           9,571,048
       Valeo SA ....................................................        France                237,933           9,890,992
                                                                                                               --------------
                                                                                                                   19,462,040
                                                                                                               --------------
       AUTOMOBILES 0.8%
       Bayerische Motoren Werke AG .................................       Germany                412,090          19,315,480
                                                                                                               --------------
       CAPITAL MARKETS 3.0%
       Bank of New York Co. Inc. ...................................    United States             935,132          27,502,232
       Nomura Holdings Inc. ........................................        Japan               1,897,473          29,440,088
       UBS AG ......................................................     Switzerland              213,966          18,185,250
                                                                                                               --------------
                                                                                                                   75,127,570
                                                                                                               --------------
       CHEMICALS 1.6%
       Akzo Nobel NV ...............................................     Netherlands              493,365          21,511,767
       BASF AG .....................................................       Germany                 79,240           5,963,195
    (b)Syngenta AG .................................................     Switzerland              134,685          14,100,690
                                                                                                               --------------
                                                                                                                   41,575,652
                                                                                                               --------------
       COMMERCIAL BANKS 6.1%
       Banco Santander Central Hispano SA ..........................        Spain               1,320,501          17,350,784
       Hana Bank ...................................................     South Korea              160,040           5,904,686
       Kookmin Bank ................................................     South Korea              399,100          23,521,466
       Lloyds TSB Group PLC ........................................    United Kingdom          1,032,660           8,503,830
       Mitsubishi UFJ Financial Group Inc. .........................        Japan                   2,800          36,757,709
    (a)Royal Bank of Scotland Group PLC, 144A ......................    United Kingdom          1,752,972          49,736,060
       Standard Chartered PLC ......................................    United Kingdom            577,823          12,461,251
                                                                                                               --------------
                                                                                                                  154,235,786
                                                                                                               --------------
       COMMERCIAL SERVICES & SUPPLIES 0.9%
       Rentokil Initial PLC ........................................    United Kingdom          5,968,960          17,419,553
       Securitas AB, B .............................................        Sweden                338,365           5,241,297
                                                                                                               --------------
                                                                                                                   22,660,850
                                                                                                               --------------


112 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                    COUNTRY            SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       COMPUTERS & PERIPHERALS 1.0%
    (b)Maxtor Corp. ................................................    United States           1,071,580      $    4,714,952
    (b)Seagate Technology ..........................................    United States           1,251,475          19,835,879
                                                                                                               --------------
                                                                                                                   24,550,831
                                                                                                               --------------
       DIVERSIFIED CONSUMER SERVICES 1.0%
       H&R Block Inc. ..............................................    United States           1,052,080          25,228,878
                                                                                                               --------------
       DIVERSIFIED FINANCIAL SERVICES 0.2%
       Morgan Stanley ..............................................    United States             100,000           5,394,000
                                                                                                               --------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 6.8%
       BCE Inc. ....................................................        Canada              1,048,406          28,743,850
    (a)Belgacom SA, 144A ...........................................       Belgium                273,600           9,278,534
       France Telecom SA ...........................................        France                834,510          23,956,649
    (b)France Telecom SA, rts., 10/10/05 ...........................        France                644,160              52,348
       KT Corp., ADR ...............................................     South Korea            1,011,735          22,764,037
       Nippon Telegraph & Telephone Corp. ..........................        Japan                   4,272          21,002,432
       Portugal Telecom SGPS SA ....................................       Portugal             1,232,340          11,259,117
       SBC Communications Inc. .....................................    United States             441,280          10,577,482
       TDC AS ......................................................       Denmark                430,274          23,149,034
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...............        Mexico                900,930          19,162,781
       Telenor ASA .................................................        Norway                300,000           2,680,740
                                                                                                               --------------
                                                                                                                  172,627,004
                                                                                                               --------------
       ELECTRIC UTILITIES 2.6%
       E.ON AG .....................................................       Germany                215,295          19,825,443
       Endesa SA ...................................................        Spain                 456,005          12,208,155
       Hong Kong Electric Holdings Ltd. ............................      Hong Kong             2,867,498          14,304,870
       National Grid PLC ...........................................    United Kingdom          2,048,535          19,217,433
                                                                                                               --------------
                                                                                                                   65,555,901
                                                                                                               --------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
    (b)Celestica Inc. ..............................................        Canada                403,440           4,562,907
       Hitachi Ltd. ................................................        Japan               3,895,500          24,677,220
                                                                                                               --------------
                                                                                                                   29,240,127
                                                                                                               --------------
       ENERGY EQUIPMENT & SERVICES 0.5%
       Noble Corp. .................................................    United States             172,070          11,779,912
                                                                                                               --------------
       FOOD & STAPLES RETAILING 1.9%
       Albertson's Inc. ............................................    United States             494,700          12,689,055
    (b)Kroger Co. ..................................................    United States             764,261          15,736,134
       William Morrison Supermarkets PLC ...........................    United Kingdom          6,644,056          20,824,915
                                                                                                               --------------
                                                                                                                   49,250,104
                                                                                                               --------------


                                       Quarterly Statements of Investments | 113

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                    COUNTRY            SHARES/RIGHTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       FOOD PRODUCTS 4.1%
       Cadbury Schweppes PLC .......................................    United Kingdom          1,045,182      $   10,542,128
       H.J. Heinz Co. ..............................................    United States             450,805          16,472,415
       Nestle SA ...................................................     Switzerland              140,369          41,104,772
       Unilever NV .................................................     Netherlands              494,090          35,133,467
                                                                                                               --------------
                                                                                                                  103,252,782
                                                                                                               --------------
       GAS UTILITIES 1.3%
       El Paso Corp. ...............................................    United States           2,365,589          32,881,687
                                                                                                               --------------
       HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
       Olympus Corp. ...............................................        Japan               1,082,820          23,993,765
                                                                                                               --------------
       HEALTH CARE PROVIDERS & SERVICES 2.4%
       AmerisourceBergen Corp. .....................................    United States             261,305          20,198,876
       HCA Inc. ....................................................    United States             264,750          12,686,820
    (b)Tenet Healthcare Corp. ......................................    United States           2,430,795          27,297,828
                                                                                                               --------------
                                                                                                                   60,183,524
                                                                                                               --------------
       HOTELS RESTAURANTS & LEISURE 1.8%
       Accor SA ....................................................        France                518,800          26,206,934
       Compass Group PLC ...........................................    United Kingdom          5,531,447          20,117,456
                                                                                                               --------------
                                                                                                                   46,324,390
                                                                                                               --------------
       HOUSEHOLD DURABLES 1.9%
       Koninklijke Philips Electronics NV ..........................     Netherlands              921,385          24,490,073
       Sony Corp. ..................................................        Japan                 691,350          22,720,137
                                                                                                               --------------
                                                                                                                   47,210,210
                                                                                                               --------------
       INDUSTRIAL CONGLOMERATES 3.3%
       Siemens AG ..................................................       Germany                501,635          38,685,186
       Smiths Group PLC ............................................    United Kingdom          1,080,061          18,264,477
       Tyco International Ltd. .....................................    United States             970,545          27,029,679
                                                                                                               --------------
                                                                                                                   83,979,342
                                                                                                               --------------
       INSURANCE 5.7%
       ACE Ltd. ....................................................       Bermuda                297,200          13,989,204
       American International Group Inc. ...........................    United States             482,528          29,897,435
       AXA SA ......................................................        France                186,960           5,133,399
       Muenchener Rueckversicherungs-Gesellschaft ..................       Germany                110,890          12,664,154
       Swiss Reinsurance Co. .......................................     Switzerland              386,500          25,383,427
       Torchmark Corp. .............................................    United States             198,400          10,481,472
       Willis Group Holdings Ltd. ..................................    United States             798,226          29,973,386
       XL Capital Ltd., A ..........................................       Bermuda                255,782          17,400,849
                                                                                                               --------------
                                                                                                                  144,923,326
                                                                                                               --------------


114 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                    COUNTRY            SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       IT SERVICES 1.2%
    (b)Accenture Ltd., A ...........................................       Bermuda                237,470      $    6,045,986
       Electronic Data Systems Corp. ...............................    United States           1,058,629          23,755,635
                                                                                                               --------------
                                                                                                                   29,801,621
                                                                                                               --------------
       LEISURE EQUIPMENT & PRODUCTS 1.0%
       Fuji Photo Film Co. Ltd. ....................................        Japan                 744,600          24,535,718
       Mattel Inc. .................................................    United States               8,600             143,448
                                                                                                               --------------
                                                                                                                   24,679,166
                                                                                                               --------------
       MEDIA 7.8%
       British Sky Broadcasting Group PLC ..........................    United Kingdom          3,212,940          31,755,473
    (b)DIRECTV Group Inc. ..........................................    United States           1,826,209          27,356,611
    (b)Interpublic Group of Cos. Inc. ..............................    United States           1,311,555          15,266,500
       News Corp. Ltd., A ..........................................    United States           2,562,831          39,954,535
       Pearson PLC .................................................    United Kingdom          1,663,775          19,333,940
       Reed Elsevier NV ............................................     Netherlands            1,873,970          25,862,156
       VNU NV ......................................................     Netherlands              849,842          26,715,917
       Wolters Kluwer NV ...........................................     Netherlands              614,359          11,432,820
                                                                                                               --------------
                                                                                                                  197,677,952
                                                                                                               --------------
       METALS & MINING 1.3%
       Barrick Gold Corp. ..........................................        Canada                366,395          10,643,775
       BHP Billiton PLC ............................................    United Kingdom            671,150          10,840,652
       POSCO .......................................................     South Korea               49,722          11,149,926
                                                                                                               --------------
                                                                                                                   32,634,353
                                                                                                               --------------
       MULTI-UTILITIES & UNREGULATED POWER 1.0%
       DTE Energy Co. ..............................................    United States             562,475          25,795,104
                                                                                                               --------------
       OFFICE ELECTRONICS 0.7%
    (c)Konica Minolta Holdings Ltd. ................................        Japan               2,034,500          18,498,714
                                                                                                               --------------
       OIL, GAS & CONSUMABLE FUELS 5.4%
       BP PLC ......................................................    United Kingdom          3,379,289          40,133,154
       Eni SpA .....................................................        Italy                 760,135          22,579,986
       Repsol YPF SA ...............................................        Spain                 919,148          29,789,659
       Royal Dutch Shell PLC, B ....................................    United Kingdom          1,202,749          41,505,551
       TransCanada Corp. ...........................................        Canada                 89,875           2,746,460
                                                                                                               --------------
                                                                                                                  136,754,810
                                                                                                               --------------
       PAPER & FOREST PRODUCTS 3.1%
       International Paper Co. .....................................    United States             291,230           8,678,654
       Sappi Ltd. ..................................................     South Africa           1,300,540          15,273,427
       Stora Enso OYJ, R ...........................................       Finland              1,673,123          23,009,866


                                       Quarterly Statements of Investments | 115

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                    COUNTRY            SHARES/RIGHTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND RIGHTS (CONT.)
       PAPER & FOREST PRODUCTS (CONT.)
       Svenska Cellulosa AB, B .....................................        Sweden                234,005      $    8,201,004
       UPM-Kymmene Corp. ...........................................       Finland              1,169,340          23,405,356
                                                                                                               --------------
                                                                                                                   78,568,307
                                                                                                               --------------
       PHARMACEUTICALS 9.4%
       Abbott Laboratories .........................................    United States             313,207          13,279,977
       Bristol-Myers Squibb Co. ....................................    United States           1,087,500          26,165,250
       GlaxoSmithKline PLC .........................................    United Kingdom          1,853,632          47,133,439
       Merck & Co. Inc. ............................................    United States           1,496,505          40,719,901
       Novartis AG .................................................     Switzerland              412,490          20,923,290
       Pfizer Inc. .................................................    United States           1,567,765          39,147,092
       Sanofi-Aventis ..............................................        France                223,721          18,490,117
       Shire Pharmaceuticals Group PLC .............................    United Kingdom            930,490          11,313,223
       Takeda Pharmaceutical Co. Ltd. ..............................        Japan                 357,000          21,262,731
                                                                                                               --------------
                                                                                                                  238,435,020
                                                                                                               --------------
       REAL ESTATE 2.0%
       Cheung Kong Holdings Ltd. ...................................      Hong Kong             3,266,499          36,885,566
       Swire Pacific Ltd., A .......................................      Hong Kong             1,652,800          15,222,724
                                                                                                               --------------
                                                                                                                   52,108,290
                                                                                                               --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
       Samsung Electronics Co. Ltd. ................................     South Korea               33,440          18,843,047
                                                                                                               --------------
       SOFTWARE 1.4%
    (b)Cadence Design Systems Inc. .................................    United States             820,990          13,267,199
       Nintendo Co. Ltd. ...........................................        Japan                 182,700          21,312,317
                                                                                                               --------------
                                                                                                                   34,579,516
                                                                                                               --------------
       WIRELESS TELECOMMUNICATION SERVICES 3.3%
       KDDI Corp. ..................................................        Japan                   5,000          28,193,833
       SK Telecom Co. Ltd. .........................................     South Korea               80,853          15,690,208
       SK Telecom Co. Ltd., ADR ....................................     South Korea              303,380           6,625,819
       Vodafone Group PLC ..........................................    United Kingdom         13,044,761          33,928,800
                                                                                                               --------------
                                                                                                                   84,438,660
                                                                                                               --------------
       TOTAL COMMON STOCKS AND RIGHTS (COST $1,990,816,201) ........                                            2,327,089,956
                                                                                                               --------------
       PREFERRED STOCK (COST $2,697,691) 0.5%
       METALS & MINING 0.5%
       Cia Vale do Rio Doce, ADR, pfd., A ..........................        Brazil                336,740          13,102,554
                                                                                                               --------------
       TOTAL LONG TERM INVESTMENTS (COST $1,993,513,892) ...........                                            2,340,192,510
                                                                                                               --------------


116 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                    COUNTRY        PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 6.5%
       U.S. GOVERNMENT AND AGENCY SECURITIES
         (COST $46,161,764) 1.8%
    (d)Federal Home Loan Bank, 10/03/05 ............................    United States      $   46,174,000      $   46,174,000
                                                                                                               --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
         (COST $2,039,675,656) .....................................                                            2,386,366,510
                                                                                                               --------------
       REPURCHASE AGREEMENT (COST $120,000,000) 4.7%
    (e)BNP Paribas Securities Corp., 3.73%, 10/03/05
         (Maturity Value $120,037,300)
           Collateralized by U.S. Government Agency Securities,
            3.85 - 4.375%, 3/07/08 - 9/11/09 .......................    United States         120,000,000         120,000,000
                                                                                                               --------------
       TOTAL INVESTMENTS (COST $2,159,675,656) 98.7% ...............                                            2,506,366,510
       OTHER ASSETS, LESS LIABILITIES 1.3% .........................                                               31,897,981
                                                                                                               --------------
       NET ASSETS 100.0% ...........................................                                           $2,538,264,491
                                                                                                               ==============

See Selected Portfolio Abbreviations on page 118.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2005, the value of these securities was $59,234,783 representing 2.33% of net assets.

(b)   Non-income producing.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(e) At September 30, 2005, all repurchase agreements had been entered into on that date.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 117

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FDR   - Foreign Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GDR   - Global Depository Receipt
GNMA  - Government National Mortgage Association
GO    - General Obligation
HUD   - Housing and Urban Development
IPC   - Industrial Pollution Control
LIBOR - London InterBank Offered Rate
PC    - Participation Certificate
PIBOR - Paris InterBank Offered Rate
PIK   - Payment-In-Kind
REFCO - Resolution Funding Corp.
REIT  - Real Estate Investment Trust
SBA   - Small Business Administration
SDR   - Swedish Depository Receipt
SF    - Single Family


118 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Variable Insurance Products Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                   ---------------------------------------------------------------------------
                                                          FRANKLIN
                                      FRANKLIN             GLOBAL             FRANKLIN            FRANKLIN
                                   FLEX CAP GROWTH     COMMUNICATIONS     GROWTH AND INCOME      HIGH INCOME
                                    SECURITIES FUND    SECURITIES FUND      SECURITIES FUND         FUND
                                   ---------------------------------------------------------------------------
Cost of investments ...........    $    15,985,529    $    126,633,364    $     609,903,408    $   219,629,584
                                   ===========================================================================
Unrealized appreciation .......    $       860,609    $     36,210,521    $     133,602,281    $     5,736,278
Unrealized depreciation .......           (350,409)         (1,045,061)         (16,718,172)       (12,907,542)
                                   ---------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ..............    $       510,200    $     35,165,460    $     116,884,109    $    (7,171,264)
                                   ===========================================================================

                                   ---------------------------------------------------------------------------
                                      FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                       INCOME         LARGE CAP GROWTH     LARGE CAP VALUE      MONEY MARKET
                                   SECURITIES FUND     SECURITIES FUND     SECURITIES FUND          FUND
                                   ---------------------------------------------------------------------------
Cost of investments ...........    $ 2,932,089,568    $    574,664,079    $       5,462,140    $    49,895,029
                                   ===========================================================================
Unrealized appreciation .......    $   289,580,738    $     71,951,280    $         151,681    $            --
Unrealized depreciation .......        (95,888,810)        (30,623,396)            (125,260)                --
                                   ---------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ..............    $   193,691,928    $     41,327,884    $          26,421    $            --
                                   ===========================================================================

                                   ---------------------------------------------------------------------------
                                                                                                   FRANKLIN
                                      FRANKLIN            FRANKLIN            FRANKLIN          SMALL-MID CAP
                                     REAL ESTATE      RISING DIVIDENDS     SMALL CAP VALUE          GROWTH
                                        FUND           SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                   ---------------------------------------------------------------------------
Cost of investments ...........    $ 1,109,160,853    $  1,390,394,211    $     880,852,321    $ 1,008,241,576
                                   ===========================================================================
Unrealized appreciation .......    $   360,748,437    $    287,313,347    $     256,638,722    $   352,729,310
Unrealized depreciation .......        (13,639,843)        (70,312,017)         (41,335,188)       (45,478,921)
                                   ---------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ..............    $   347,108,594    $    217,001,330    $     215,303,534    $   307,250,389
                                   ===========================================================================


                                       Quarterly Statements of Investments | 119

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

1. INCOME TAXES (CONTINUED)

                                  ----------------------------------------------------------------------------
                                      FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                  STRATEGIC INCOME    U.S. GOVERNMENT        ZERO COUPON         ZERO COUPON
                                   SECURITIES FUND          FUND              FUND 2005           FUND 2010
                                  ----------------------------------------------------------------------------
Cost of investments ...........   $    711,624,457    $    598,686,222    $      89,935,123    $   104,510,506
                                  ============================================================================
Unrealized appreciation .......   $     22,750,981    $      7,907,794    $         300,852    $     8,245,861
Unrealized depreciation .......        (15,012,797)         (5,527,379)            (174,419)          (437,893)
                                  ----------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ..............   $      7,738,184    $      2,380,415    $         126,433    $     7,807,968
                                  ============================================================================

                                  ----------------------------------------------------------------------------
                                       MUTUAL              MUTUAL             TEMPLETON           TEMPLETON
                                      DISCOVERY            SHARES         DEVELOPING MARKETS       FOREIGN
                                   SECURITIES FUND     SECURITIES FUND      SECURITIES FUND    SECURITIES FUND
                                  ----------------------------------------------------------------------------
Cost of investments ...........   $    680,710,745    $  2,945,394,736    $      862,016,023   $ 2,159,682,975
                                  ============================================================================
Unrealized appreciation .......   $    160,356,162    $    627,985,202    $      328,621,663   $   516,781,774
Unrealized depreciation .......         (8,580,941)        (42,499,819)          (20,271,532)      (58,892,489)
                                  ----------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ..............   $    151,775,221    $    585,485,383    $      308,350,131   $   457,889,285
                                  ============================================================================

                                                          ----------------------------------------------------
                                                             TEMPLETON          TEMPLETON        TEMPLETON
                                                            GLOBAL ASSET      GLOBAL INCOME        GROWTH
                                                          ALLOCATION FUND    SECURITIES FUND   SECURITIES FUND
                                                          ----------------------------------------------------
Cost of investments ...................................   $   592,126,288    $    93,901,380   $ 2,160,530,242
                                                          ====================================================
Unrealized appreciation ...............................   $   143,476,136    $     7,053,156   $   409,342,006
Unrealized depreciation ...............................       (29,418,915)        (3,686,502)      (63,505,738)
                                                          ----------------------------------------------------
Net unrealized appreciation (depreciation) ............   $   114,057,221    $     3,366,654   $   345,836,268
                                                          ====================================================

2. SYNTHETIC EQUITY SWAPS

At September 30, 2005, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund had the following synthetic equity swaps outstanding:

  MUTUAL DISCOVERY SECURITIES FUND

---------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF    NOTIONAL    UNREALIZED
  CONTRACTS TO BUY                                                          CONTRACTS     VALUE     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
  Christian Dior SA (46.76 - 54.99 EUR) ................................      5,203     $ 429,393   $   123,638
  London Stock Exchange PLC (5.31 - 5.61 GBP) ..........................      5,587        56,156         2,755
                                                                                                    -----------
  Total contracts to buy ...............................................                            $   126,393
                                                                                                    ===========


120 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

--------------------------------------------------------------------------------------------------
                                                            NUMBER OF                   UNREALIZED
  CONTRACTS TO SELL                                         CONTRACTS       VALUE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
  LVMH Moet Hennessy Louis Vuitton (54.61 - 61.76 EUR) ...     (5,192)  $   (428,173)  $   (66,478)
                                                                                       ===========
  Net unrealized gain (loss) .......................................................   $    59,915
                                                                                       ===========

   MUTUAL SHARES SECURITIES FUND

--------------------------------------------------------------------------------------------------
                                                            NUMBER OF     NOTIONAL     UNREALIZED
  CONTRACTS TO BUY                                          CONTRACTS       VALUE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
  Christian Dior SA (46.76 - 54.99 EUR) ..................     30,500   $  2,517,101   $   724,970

  London Stock Exchange PLC (5.31 - 5.61 GBP) ............     (2,189)       252,716        12,372
                                                                                       -----------
  Total contracts to buy ...........................................................   $   737,342
                                                                                       ===========

--------------------------------------------------------------------------------------------------
                                                            NUMBER OF                   UNREALIZED
  CONTRACTS TO SELL                                         CONTRACTS       VALUE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
  LVMH Moet Hennessy Louis Vuitton (54.61 - 61.76 EUR) ...    (30,434)  $ (2,509,824)  $  (385,482)
                                                                                       ===========
  Net unrealized gain (loss) .......................................................   $   351,860
                                                                                       ===========

3. FORWARD EXCHANGE CONTRACTS

 At September 30, 2005, the Mutual Discovery Securities Fund and Mutual Shares Securities Fund had the following outstanding forward exchange contracts as set out below:

   MUTUAL DISCOVERY SECURITIES FUND

--------------------------------------------------------------------------------------------------
                                                      CONTRACT           SETTLEMENT     UNREALIZED
  CONTRACTS TO BUY                                    AMOUNT(a)             DATE       GAIN (LOSS)
--------------------------------------------------------------------------------------------------
  4,794,206   Canadian Dollars ...................    4,016,962           10/21/05     $   112,339

    900,000   British Pounds .....................   10,277,650  NOK      12/06/05          10,542

    200,000   British Pounds .....................      346,910           12/08/05           5,412
                                                                                       -----------
                                                                                       $   128,293
                                                                                       ===========


                                       Quarterly Statements of Investments | 121

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT   UNREALIZED
  CONTRACTS TO SELL                                  AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
      4,625,000   British Pounds ...............     8,332,974         10/03/05   $   177,921
      7,739,692   Euro .........................     9,849,851         10/25/05       534,069
     12,853,425   Norwegian Krone ..............     2,025,000         11/07/05        58,091
     16,825,837   British Pounds ...............    29,978,670         11/14/05       331,185
     17,006,345   Euro .........................    21,143,642         11/15/05       651,354
     12,572,278   Swiss Francs .................    10,080,958         12/06/05       307,276
     97,515,668   Norwegian Krone ..............    15,281,806         12/06/05       338,704
      3,065,000   South African Rand ...........     2,128,757         12/07/05        21,291
     11,405,503   British Pounds ...............    20,632,737         12/08/05       540,706
     43,050,689   Swedish Krone ................     5,684,604         12/15/05        98,949
  3,433,180,000   Korean Won ...................     3,340,000          1/18/06        47,747
     10,375,000   Euro .........................    12,839,533          1/23/06       288,869
     10,629,821   Swiss Francs .................     8,550,000          2/02/06       240,998
      7,250,000   British Pounds ...............    13,091,534          2/15/06       321,844
    110,314,843   Danish Krone .................    19,943,948          3/17/06     2,009,423
        925,000   Euro .........................     7,164,032 DKK      3/17/06        42,181
  8,581,228,125   Korean Won ...................     8,337,500          3/22/06       104,926
      8,849,455   Euro .........................    10,867,271          4/25/06       102,624
      4,300,000   Euro .........................     5,481,347          5/23/06       241,722
  1,118,246,678   Japanese Yen .................    10,268,575          6/28/06        91,886
     13,399,303   Euro .........................    16,787,886          8/23/06       369,961
     15,943,495   Euro .........................    20,142,694          9/13/06       583,036
                                                                                  -----------
                                                                                    7,504,763
                                                                                  -----------
  Unrealized gain on forward exchange contracts .............................     $ 7,633,056
                                                                                  ===========

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                   AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
        6,125,000   British Pounds .............    10,983,848         12/08/05   $  (193,995)
                                                                                  ===========

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT   UNREALIZED
  CONTRACTS TO SELL                                  AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
          600,000   British Pounds .............     1,053,090         10/03/05   $    (4,863)
        9,966,752   Canadian Dollars ...........     8,147,775         10/21/05      (436,697)
        3,221,592   Euro .......................     3,858,641         10/25/05       (18,988)
       16,835,550   Norwegian Krone ............     2,574,981         12/06/05        (4,865)
        8,182,161   Swedish Krone ..............     1,054,389         12/15/05        (7,214)
       17,863,841   Canadian Dollars ...........     4,603,675          1/23/06      (825,117)
        1,787,350   Canadian Dollars ...........     1,500,000          2/15/06       (44,726)
        1,650,000   Euro .......................    12,288,758 DKK      3/17/06        (4,474)
        1,191,461   Euro .......................     1,458,680          8/23/06        (1,196)
          554,713   Euro .......................       680,378          9/13/06          (150)
                                                                                  -----------
                                                                                   (1,348,290)
                                                                                  ===========
  Unrealized loss on forward exchange contracts ...............................    (1,542,285)
                                                                                  ===========
    Net unrealized gain on forward exchange contracts .........................   $ 6,090,771
                                                                                  ===========

(a)   In US Dollar unless otherwise indicated.


122 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  MUTUAL SHARES SECURITIES FUND

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                   AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
        3,725,000   British Pounds .............    42,537,163 NOK     12/06/05   $    43,769
        1,100,000   British Pound ..............     1,908,005         12/08/05        29,764
                                                                                  -----------
                                                                                  $    73,533
                                                                                  ===========

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT   UNREALIZED
  CONTRACTS TO SELL                                  AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
       13,500,000   British Pounds .............    24,319,625         10/03/05   $   515,685
       14,400,715   Euro .......................    18,179,850         10/25/05       846,611
       56,651,945   Norwegian Krone ............     8,925,000         11/07/05       255,774
       66,098,834   British Pounds .............   117,756,671         11/14/05     1,289,112
       33,926,980   Euro .......................    42,175,319         11/15/05     1,294,022
      204,764,539   Norwegian Krone ............    31,980,000         12/06/05       602,300
       32,578,439   British Pounds .............    58,993,733         12/08/05     1,603,276
      241,087,362   Swedish Krone ..............    31,949,117         12/15/05       668,996
    4,955,140,000   Korean Won .................     4,820,000          1/18/06        68,261
       23,580,000   Euro .......................    29,140,221          1/23/06       615,433
       26,442,882   Swiss Francs ...............    21,275,000          2/02/06       605,419
       26,025,000   British Pounds .............    46,972,735          2/15/06     1,133,951
          641,200   South African Rand .........       100,000          2/15/06           419
       48,490,219   Danish Krone ...............     8,691,480          3/17/06       808,144
    9,854,906,250   Korean Won .................     9,575,000          3/22/06       120,497
       24,749,594   Euro .......................    31,091,307          4/25/06       985,425
       45,689,332   Euro .......................    56,776,182          5/23/06     1,102,936
    3,196,696,802   Japanese Yen ...............    29,354,455          6/28/06       262,671
       17,517,871   Euro .......................    21,840,492          8/23/06       376,161
       22,135,559   Euro .......................    28,038,387          9/13/06       882,235
                                                                                  -----------
                                                                                   14,037,328
                                                                                  -----------
  Unrealized gain on forward exchange contracts ...............................   $14,110,861
                                                                                  ===========

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                   AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
       26,775,000   British Pounds .............    48,018,600         12/08/05   $  (851,531)
                                                                                  ===========


                                       Quarterly Statements of Investments | 123

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT   UNREALIZED
  CONTRACTS TO SELL                                  AMOUNT(a)          DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------
        1,900,000   British Pounds .............     3,334,785         10/03/05   $   (15,399)
       49,951,033   Canadian Dollars ...........    40,868,928         10/21/05    (2,154,440)
       19,165,267   Euro .......................    22,956,661         10/25/05      (111,371)
       59,992,650   Norwegian Krone ............     9,174,981         12/06/05       (18,170)
       38,051,309   Swedish Krone ..............     4,893,348         12/15/05       (43,658)
       73,498,619   Canadian Dollars ...........    60,221,559          1/23/06    (3,258,344)
       13,967,136   Canadian Dollars ...........    11,850,000          2/15/06      (221,166)
        2,578,260   South African Rand .........       400,000          2/15/06          (412)
       19,729,093   Danish Krone ...............     3,204,783          3/17/06        (2,690)
                                                                                  -----------
                                                                                  $(5,825,650)
                                                                                  ===========
  Unrealized loss on forward exchange contracts ...............................   $(6,677,181)
                                                                                  ===========
    Net unrealized gain on forward exchange contracts .........................   $ 7,433,680
                                                                                  ===========

(a)   In US Dollar unless otherwise indicated.

4. RESTRICTED AND ILLIQUID SECURITIES

At September 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The funds have registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2005, the following funds held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------
 PRINCIPAL AMOUNT/                                                      ACQUISITION
SHARES AND WARRANTS  ISSUER                                                 DATE          COST          VALUE
----------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND
    4,500,000        Asia Pulp & Paper Co. Ltd., 12.00%,
                       pfd., Perpetual ..........................           2/21/97   $ 4,500,000   $     50,850
       44,604     (a)Goss Holdings Inc., B ......................          11/17/99        89,208             --
      377,088        International Wireless Communications
                       Holdings Inc. ............................           9/30/02       754,176         28,282
$     296,174        Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, FRN, 4.675%, 4/29/15 .........           4/29/05        90,274         90,718
$     762,312        Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, FRN, 4.675%, 4/29/18 .........           4/29/05       232,353        233,496
$     981,799        Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, zero cpn., 4/29/25 ...........           4/29/05       299,252        300,725
                                                                                                    ------------
                     TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.33% of Net Assets) .............   $    704,071
                                                                                                    ============


124 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. RESTRICTED AND ILLIQUID SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------
 PRINCIPAL AMOUNT/                                                      ACQUISITION
SHARES AND WARRANTS  ISSUER                                                 DATE          COST          VALUE
----------------------------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND
   10,073,000        Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,             2/14/97-
                       Perpetual (0.00% of Net Assets)(b) .......           7/18/00   $ 7,620,962   $    113,825
                                                                                                    ============
  MUTUAL DISCOVERY SECURITIES FUND
       16,706        AboveNet Inc. ..............................          10/02/01       860,039        400,332
          550        AboveNet Inc., wts., 9/08/08 ...............          10/02/01        68,164          2,200
          647        AboveNet Inc., wts., 9/08/10 ...............          10/02/01        73,247            518
      671,524        Cerberus NCB Acquisition LP Ltd., wts.,
                       8/29/13 ..................................          10/21/03       335,762        956,922
       21,716        DecisionOne Corp. ..........................           9/28/99        16,482         15,483
$      26,559        DecisionOne Corp., 144A, 12.00%,
                       4/15/10 ..................................           9/29/99       113,602        26,559
          755        Elephant Capital Holdings Ltd. .............           8/23/04       755,123      1,434,279
        2,352        Esmark Inc., Series A, 10.00%, cvt.
                       pfd. .....................................          11/08/04     2,352,000      2,352,000
      124,400        Florida East Coast Industries Inc. .........           5/06/97     4,017,621      5,352,372
      451,787        Imagine Group Holdings Ltd. ................           8/31/04     4,626,977      4,626,990
        2,140        Olympus Re Holdings Ltd. ...................          12/19/01       214,000        205,354
      269,400        Pig Iron LLC ...............................           4/13/05         1,711            100
          570        Security Capital European Realty ...........           4/08/98        31,238          4,137
$   2,553,000        Seton House Finance Ltd., zero cpn.,
                       2/07/12 ..................................          12/01/03       974,125        972,905
      572,200        Time Warner Inc. ...........................           8/02/05     9,883,074     10,155,291
           10        Torre Mayor Investments LP .................          10/28/02     1,000,000        670,000
                                                                                                    ------------
                     TOTAL RESTRICTED AND ILLIQUID SECURITIES (3.22% of Net Assets) .............   $ 27,175,442
                                                                                                    ============
MUTUAL SHARES SECURITIES FUND
       56,216        AboveNet Inc. ..............................          10/02/01     2,744,389      1,347,127
        2,231        AboveNet Inc., wts., 9/08/08 ...............          10/02/01       279,787          8,924
        2,625        AboveNet Inc., wts., 9/08/10 ...............          10/02/01       300,103          2,100
        6,820        Anchor Resources ...........................           6/29/04            --             --
    4,132,594        Cerberus NCB Acquisition LP Ltd., wts.,
                       8/29/13 ..................................          10/21/03     2,066,297      5,888,947
      108,227        DecisionOne Corp. ..........................           3/12/99        76,619         77,166
$     132,360        DecisionOne Corp., 144A, 12.00%,
                       4/15/10 ..................................           3/12/99       546,476        132,360
        4,653        Elephant Capital Holdings Ltd. .............           8/29/03     4,654,210      8,840,198
       12,918        Esmark Inc., A, 10.00%, cvt. pfd. ..........          11/08/04    12,918,000     12,918,000
    1,001,113        Florida East Coast Industries Inc. .........           5/05/97    30,413,544     43,073,387
       16,280        Olympus Re Holdings Ltd. ...................          12/19/01     1,628,000      1,562,229
    1,245,400        Pig Iron LLC ...............................           4/13/05         7,910            461
        1,120        Security Capital European Realty ...........           4/08/98        61,302          8,129
    2,481,400        Time Warner Inc. ...........................           8/02/05    42,858,843     44,039,391
                                                                                                    ------------
                     TOTAL RESTRICTED AND ILLIQUID SECURITIES (3.30% of Net Assets) .............   $117,898,419
                                                                                                    ============

(a) The Franklin High Income Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2005.

(b)   Rounds to less than 0.05% of net assets.


                                       Quarterly Statements of Investments | 125

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. UNFUNDED LOAN COMMITMENTS

The Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The funds are obligated to fund these loan commitments at the borrowers' discretion.

At September 30, 2005, unfunded commitments were as follows:

-------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                           UNFUNDED
  BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
  Hawaiian Telecom Communications Inc., Term Loan A, 4/30/12 ......  $  370,000
                                                                     ==========

-------------------------------------------------------------------------------
  MUTUAL DISCOVERY SEURITIES FUND                                     UNFUNDED
  BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
  Entegra/Union Power, LOC Facility, FRN, 6/01/12 .................  $  125,911
  Entegra/Union Power, Working Capital Facility, FRN, 6/01/12 .....      18,887
  Mirant Corp., 4 Year Revolver, 7/17/05 ..........................      39,895
  Mirant Corp., Tranche C Revolver, 4/01/04 .......................         258
  Owens Corning, Revolver, 6/26/02 ................................     104,408
  TVMAX Holdings Inc., PIK, 14.00%, 1/16/06 .......................           2
                                                                     ----------
                                                                     $  289,361
                                                                     ==========

-------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                       UNFUNDED
  BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
  Entegra/Union Power, LOC Facility, FRN, 6/01/12 .................  $  744,600
  Entegra/Union Power, Working Capital Facility, FRN, 6/01/12 .....     111,690
  Mirant Corp., 4 Year Revolver, 7/17/05 ..........................     241,703
  Mirant Corp., Tranche C Revolver, 4/01/04 .......................       1,568
  Owens Corning, Revolver, 6/26/02 ................................     479,971
  TVMAX Holdings Inc., PIK, 14.00%, 1/16/06 .......................           6
                                                                     ----------
                                                                     $1,579,538
                                                                     ==========


126 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds at September 30, 2005, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF                           NUMBER OF
                                              SHARES HELD                         SHARES HELD      VALUE                 REALIZED
                                             AT BEGINNING    GROSS       GROSS       AT END        AT END    INVESTMENT  CAPITAL
  NAME OF ISSUER                               OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD     INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE FUND
  NON-CONTROLLED AFFILIATES
  Cedar Shopping Centers Inc ..............            --  1,453,900          --    1,453,900  $ 21,037,933  $       --  $        --
  Digital Realty Trust Inc ................     1,535,500         --      25,000    1,510,500    27,189,000   1,110,647       50,127
  GMH Communities Trust ...................     1,700,000    237,500          --    1,937,500    28,423,125     367,516           --
  Kite Realty Group Trust .................       850,000    536,000         400    1,385,600    20,673,152       5,586          120
                                                                                               -------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES (6.75% of Net Assets) .....................................  $ 97,323,210  $1,483,749  $    50,247
                                                                                               =====================================
  MUTUAL SHARES SECURITIES FUND
  NON-CONTROLLED AFFILIATES
  Pig Iron LLC (0.00% of Net Assets)(a) ...     1,245,400         --          --    1,245,400  $        461  $       --  $        --
                                                                                               =====================================

(a)   Rounds to less than 0.005% of net assets.

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers LLC, as the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the funds in certain corporate restructuring negotiations. At September 30, 2005, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., and Kindred Healthcare Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments | 127


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE PRODUCTS TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005













                                     Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Variable Insurance Products Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Templeton Variable Insurance Products Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer